UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	03-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Equity Market Neutral Fund
March 31, 2017

AC Alternatives Equity Market Neutral - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.2%
Aerospace and Defense — 1.8%
Curtiss-Wright Corp.(1)	7,705	703,158
Moog, Inc., Class A(1)(2)	12,979	874,136
Northrop Grumman Corp.	2,794	664,525
		2,241,819
Airlines — 0.6%
Hawaiian Holdings, Inc.(2)	2,953	137,167
JetBlue Airways Corp.(2)	31,442	648,019
		785,186
Auto Components — 0.7%
LCI Industries	4,093	408,481
Tenneco, Inc.	6,771	422,646
		831,127
Banks — 1.4%
Cathay General Bancorp.	6,083	229,207
East West Bancorp, Inc.(1)	16,646	859,100
International Bancshares Corp.	14,657	518,858
Umpqua Holdings Corp.	5,244	93,029
Western Alliance Bancorp(2)	1,698	83,355
		1,783,549
Biotechnology — 1.5%
AbbVie, Inc.	4,696	305,991
Agios Pharmaceuticals, Inc.(2)	1,249	72,942
Amgen, Inc.	1,816	297,951
Biogen, Inc.(2)	1,062	290,372
Celgene Corp.(2)	2,550	317,296
Myriad Genetics, Inc.(2)	16,425	315,360
United Therapeutics Corp.(2)	1,883	254,921
		1,854,833
Building Products — 1.8%
Masonite International Corp.(2)	9,758	773,321
Owens Corning(1)	13,678	839,419
Universal Forest Products, Inc.	4,337	427,368
USG Corp.(2)	7,294	231,949
		2,272,057
Capital Markets — 2.3%
Artisan Partners Asset Management, Inc., Class A	13,600	375,360
Evercore Partners, Inc., Class A	7,948	619,149
Federated Investors, Inc., Class B	28,284	745,001
Franklin Resources, Inc.	12,625	532,017
Goldman Sachs Group, Inc. (The)	2,647	608,069
		2,879,596
Chemicals — 4.2%
Air Products & Chemicals, Inc.(1)	5,723	774,265
Cabot Corp.	13,096	784,581
Eastman Chemical Co.(1)	10,492	847,753
FMC Corp.	2,234	155,464
Huntsman Corp.	25,929	636,298

Minerals Technologies, Inc.	9,793	750,144
Trinseo SA	8,604	577,328
W.R. Grace & Co.	9,559	666,358
		5,192,191
Commercial Services and Supplies — 1.7%
Brink's Co. (The)	6,835	365,331
Herman Miller, Inc.	23,978	756,506
MSA Safety, Inc.	9,029	638,260
RR Donnelley & Sons Co.	11,106	134,494
Tetra Tech, Inc.	1,989	81,250
Waste Management, Inc.	2,620	191,050
		2,166,891
Communications Equipment — 1.7%
Ciena Corp.(2)	34,015	803,094
CommScope Holding Co., Inc.(2)	4,036	168,342
F5 Networks, Inc.(2)	2,416	344,449
InterDigital, Inc.	9,013	777,822
		2,093,707
Construction and Engineering — 1.1%
Chicago Bridge & Iron Co. NV, (New York)	24,672	758,664
Jacobs Engineering Group, Inc.	10,495	580,164
		1,338,828
Construction Materials — 0.5%
Eagle Materials, Inc.(1)	6,981	678,134
Consumer Finance — 1.0%
OneMain Holdings, Inc.(2)	25,253	627,537
Synchrony Financial	17,282	592,773
		1,220,310
Containers and Packaging — 1.3%
Berry Plastics Group, Inc.(2)	8,911	432,807
Greif, Inc., Class A	11,717	645,490
Sealed Air Corp.	13,654	595,041
		1,673,338
Diversified Consumer Services — 1.1%
DeVry Education Group, Inc.	19,371	686,702
Graham Holdings Co., Class B	335	200,849
H&R Block, Inc.	21,705	504,641
		1,392,192
Electric Utilities — 1.6%
ALLETE, Inc.	9,697	656,584
FirstEnergy Corp.	19,703	626,949
Great Plains Energy, Inc.(1)	23,832	696,371
		1,979,904
Electrical Equipment — 1.4%
Eaton Corp. plc	9,243	685,369
EnerSys	1,332	105,148
Regal Beloit Corp.(1)	12,142	918,542
		1,709,059
Electronic Equipment, Instruments and Components — 0.7%
Belden, Inc.	3,478	240,643
Zebra Technologies Corp., Class A(2)	6,961	635,191
		875,834

Energy Equipment and Services — 2.3%
Baker Hughes, Inc.(1)	14,317	856,443
Dril-Quip, Inc.(1)(2)	13,321	726,661
Ensco plc, Class A	79,421	710,818
Helmerich & Payne, Inc.	1,069	71,163
Nabors Industries Ltd.	17,612	230,189
Rowan Cos. plc(2)	13,678	213,103
		2,808,377
Equity Real Estate Investment Trusts (REITs) — 5.4%
Apple Hospitality REIT, Inc.	21,203	404,977
Care Capital Properties, Inc.	25,637	688,866
CBL & Associates Properties, Inc.	36,264	345,959
Columbia Property Trust, Inc.	10,145	225,726
DuPont Fabros Technology, Inc.	6,970	345,642
Empire State Realty Trust, Inc.	24,205	499,591
LaSalle Hotel Properties	21,134	611,829
Outfront Media, Inc.	25,052	665,131
Potlatch Corp.	14,799	676,314
Ryman Hospitality Properties, Inc.	10,253	633,943
Select Income REIT	26,968	695,505
Sunstone Hotel Investors, Inc.	16,904	259,139
WP Carey, Inc.	11,053	687,718
		6,740,340
Food Products — 2.3%
Bunge Ltd.	7,743	613,710
Campbell Soup Co.	1,010	57,812
Dean Foods Co.	33,965	667,752
Fresh Del Monte Produce, Inc.	2,941	174,196
Ingredion, Inc.	526	63,346
J.M. Smucker Co. (The)	4,850	635,738
Tyson Foods, Inc., Class A	10,123	624,690
		2,837,244
Gas Utilities — 1.1%
National Fuel Gas Co.	10,881	648,725
UGI Corp.	13,462	665,023
		1,313,748
Health Care Equipment and Supplies — 5.5%
Alere, Inc.(2)	15,699	623,721
Becton Dickinson and Co.(1)	3,873	710,463
Boston Scientific Corp.(2)	13,184	327,886
C.R. Bard, Inc.	2,530	628,806
Halyard Health, Inc.(2)	15,896	605,479
Hill-Rom Holdings, Inc.	8,548	603,489
Hologic, Inc.(1)(2)	20,441	869,765
LivaNova plc(2)	14,997	735,003
Masimo Corp.(2)	4,622	431,048
Medtronic plc	8,056	648,991
Zimmer Biomet Holdings, Inc.	5,476	668,674
		6,853,325
Health Care Providers and Services — 2.3%
Anthem, Inc.	2,685	444,045
Centene Corp.(2)	1,479	105,394
HealthEquity, Inc.(2)	15,130	642,268

HealthSouth Corp.	9,467	405,282
Laboratory Corp. of America Holdings(2)	2,196	315,060
UnitedHealth Group, Inc.	3,910	641,279
WellCare Health Plans, Inc.(2)	1,750	245,368
		2,798,696
Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc.(1)(2)	58,154	737,393
Veeva Systems, Inc., Class A(2)	9,240	473,827
		1,211,220
Hotels, Restaurants and Leisure — 3.6%
Aramark(1)	19,011	700,936
Boyd Gaming Corp.(1)(2)	34,456	758,376
Carnival Corp.	5,748	338,615
Cheesecake Factory, Inc. (The)(1)	10,992	696,453
Churchill Downs, Inc.(1)	5,574	885,430
Darden Restaurants, Inc.	3,670	307,069
La Quinta Holdings, Inc.(1)(2)	59,717	807,374
		4,494,253
Household Durables — 1.3%
D.R. Horton, Inc.	20,200	672,862
NVR, Inc.(2)	268	564,644
Taylor Morrison Home Corp., Class A(2)	19,941	425,142
		1,662,648
Household Products — 1.7%
HRG Group, Inc.(2)	32,538	628,634
Kimberly-Clark Corp.	5,382	708,433
Spectrum Brands Holdings, Inc.	5,398	750,376
		2,087,443
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	58,609	655,249
Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.(1)	8,270	880,011
Insurance — 2.0%
Aflac, Inc.	10,534	762,872
CNO Financial Group, Inc.	31,176	639,108
FNF Group	4,796	186,756
Old Republic International Corp.(1)	33,068	677,233
Reinsurance Group of America, Inc.	818	103,870
Validus Holdings Ltd.	2,982	168,155
		2,537,994
Internet and Direct Marketing Retail — 0.9%
Amazon.com, Inc.(1)(2)	951	843,099
HSN, Inc.	7,898	293,016
		1,136,115
Internet Software and Services — 1.8%
Alphabet, Inc., Class A(1)(2)	1,002	849,496
Facebook, Inc., Class A(1)(2)	5,967	847,612
VeriSign, Inc.(2)	5,526	481,370
		2,178,478
IT Services — 4.1%
Amdocs Ltd.(1)	13,841	844,163
Cardtronics plc(2)	5,570	260,397
Convergys Corp.	26,357	557,451

CoreLogic, Inc.(2)	17,649	718,667
First Data Corp., Class A(2)	41,050	636,275
International Business Machines Corp.	3,647	635,089
Jack Henry & Associates, Inc.	6,668	620,791
Teradata Corp.(1)(2)	28,103	874,565
		5,147,398
Leisure Products — 0.7%
Brunswick Corp.(1)	14,998	917,878
Life Sciences Tools and Services — 0.6%
Waters Corp.(2)	4,705	735,439
Machinery — 4.0%
Allison Transmission Holdings, Inc.(1)	24,412	880,297
Barnes Group, Inc.	2,700	138,618
Donaldson Co., Inc.	5,094	231,879
Hillenbrand, Inc.	11,170	400,444
Ingersoll-Rand plc	8,225	668,857
Oshkosh Corp.	9,175	629,313
Parker-Hannifin Corp.	4,883	782,842
Timken Co. (The)	15,303	691,696
Toro Co. (The)	2,104	131,416
Woodward, Inc.	5,290	359,297
		4,914,659
Media — 2.0%
Meredith Corp.	7,493	484,048
MSG Networks, Inc., Class A(2)	28,606	667,950
Sinclair Broadcast Group, Inc., Class A	15,384	623,052
Twenty-First Century Fox, Inc., Class A	23,689	767,287
		2,542,337
Metals and Mining — 2.6%
AK Steel Holding Corp.(2)	10,308	74,115
Barrick Gold Corp.(1)	43,694	829,749
Kinross Gold Corp. (New York)(2)	41,869	146,960
Nucor Corp.	11,175	667,371
Reliance Steel & Aluminum Co.	6,622	529,893
Steel Dynamics, Inc.	18,449	641,287
Worthington Industries, Inc.	8,169	368,340
		3,257,715
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
New Residential Investment Corp.	19,082	324,012
Multi-Utilities — 1.2%
CenterPoint Energy, Inc.(1)	30,193	832,421
MDU Resources Group, Inc.	23,862	653,103
		1,485,524
Oil, Gas and Consumable Fuels — 4.5%
Apache Corp.	12,007	617,040
Cabot Oil & Gas Corp.	25,262	604,014
Encana Corp.	60,495	708,397
Gulfport Energy Corp.(2)	37,418	643,216
Laredo Petroleum, Inc.(2)	47,208	689,237
Newfield Exploration Co.(2)	15,108	557,636
ONEOK, Inc.	2,814	156,008
Southwestern Energy Co.(2)	82,137	671,059
Whiting Petroleum Corp.(2)	57,831	547,081

Williams Cos., Inc. (The)	13,019	385,232
		5,578,920
Paper and Forest Products — 0.5%
Louisiana-Pacific Corp.(2)	23,665	587,365
Personal Products — 0.6%
Nu Skin Enterprises, Inc., Class A	12,901	716,521
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals plc(2)	2,106	305,644
Merck & Co., Inc.	7,320	465,113
		770,757
Professional Services — 1.5%
FTI Consulting, Inc.(1)(2)	16,705	687,745
ManpowerGroup, Inc.	5,765	591,316
On Assignment, Inc.(2)	9,827	476,904
TransUnion(2)	2,894	110,985
		1,866,950
Real Estate Management and Development — 0.7%
Realogy Holdings Corp.(1)	28,434	847,049
Road and Rail — 0.4%
Union Pacific Corp.	4,378	463,718
Semiconductors and Semiconductor Equipment — 2.7%
Applied Materials, Inc.	17,041	662,895
KLA-Tencor Corp.	4,190	398,343
QUALCOMM, Inc.	8,367	479,764
Skyworks Solutions, Inc.	5,635	552,117
Synaptics, Inc.(2)	8,644	427,965
Teradyne, Inc.(1)	25,842	803,686
		3,324,770
Software — 3.4%
ANSYS, Inc.(2)	5,395	576,564
Citrix Systems, Inc.(1)(2)	8,520	710,483
MicroStrategy, Inc., Class A(2)	3,497	656,737
Nuance Communications, Inc.(2)	23,216	401,869
Red Hat, Inc.(2)	3,923	339,339
Synopsys, Inc.(1)(2)	12,773	921,316
VMware, Inc., Class A(2)	7,164	660,091
		4,266,399
Specialty Retail — 4.0%
Aaron's, Inc.	21,542	640,659
American Eagle Outfitters, Inc.	40,591	569,492
Best Buy Co., Inc.	14,100	693,015
Chico's FAS, Inc.	47,113	669,005
Lowe's Cos., Inc.	6,496	534,036
Michaels Cos., Inc. (The)(2)	29,742	665,923
Office Depot, Inc.	33,024	154,057
Staples, Inc.	57,952	508,239
Urban Outfitters, Inc.(2)	21,332	506,848
		4,941,274
Textiles, Apparel and Luxury Goods — 0.2%
Kate Spade & Co.(2)	10,638	247,121
Thrifts and Mortgage Finance — 1.2%
Essent Group Ltd.(1)(2)	25,034	905,480

Radian Group, Inc.	33,749	606,132
		1,511,612
Trading Companies and Distributors — 0.6%
Applied Industrial Technologies, Inc.	8,544	528,446
Beacon Roofing Supply, Inc.(2)	3,713	182,531
		710,977
TOTAL COMMON STOCKS (Cost $107,506,265)		118,322,091
EXCHANGE-TRADED FUNDS — 0.5%
SPDR S&P Bank ETF (Cost $639,042)	14,745	633,740
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $482,254), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $472,452)		472,426
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $876,548), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $857,016)		857,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	869	869
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,330,295)		1,330,295
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 96.8% (Cost $109,475,602)		120,286,126
COMMON STOCKS SOLD SHORT — (95.5)%
Aerospace and Defense — (1.0)%
General Dynamics Corp.	(3,536)	(661,939)
TransDigm Group, Inc.	(2,843)	(625,915)
		(1,287,854)
Air Freight and Logistics — (1.0)%
CH Robinson Worldwide, Inc.	(6,477)	(500,607)
United Parcel Service, Inc., Class B	(6,130)	(657,749)
XPO Logistics, Inc.	(1,342)	(64,269)
		(1,222,625)
Airlines — (0.7)%
American Airlines Group, Inc.	(5,664)	(239,587)
Spirit Airlines, Inc.	(12,037)	(638,804)
		(878,391)
Auto Components — (0.1)%
Gentex Corp.	(5,584)	(119,107)
Automobiles — (0.6)%
General Motors Co.	(21,733)	(768,479)
Banks — (2.9)%
Bank of Hawaii Corp.	(2,066)	(170,156)
CIT Group, Inc.	(7,650)	(328,414)
CVB Financial Corp.	(6,317)	(139,543)
FNB Corp.	(27,699)	(411,884)
Hope Bancorp, Inc.	(7,811)	(149,737)
SVB Financial Group	(4,378)	(814,702)
Trustmark Corp.	(4,008)	(127,414)
UMB Financial Corp.	(10,753)	(809,808)
Webster Financial Corp.	(13,368)	(668,935)
		(3,620,593)
Beverages — (1.1)%
Brown-Forman Corp., Class B	(14,285)	(659,681)

Monster Beverage Corp.	(14,796)	(683,132)
		(1,342,813)
Biotechnology — (0.9)%
ACADIA Pharmaceuticals, Inc.	(8,273)	(284,426)
Alnylam Pharmaceuticals, Inc.	(5,773)	(295,866)
Bluebird Bio, Inc.	(3,310)	(300,879)
Radius Health, Inc.	(5,173)	(199,936)
		(1,081,107)
Building Products — (0.5)%
Johnson Controls International plc	(14,981)	(631,000)
Capital Markets — (2.7)%
BGC Partners, Inc., Class A	(76,383)	(867,711)
BlackRock, Inc.	(1,577)	(604,795)
Brookfield Asset Management, Inc., Class A	(2,931)	(106,864)
Charles Schwab Corp. (The)	(18,452)	(753,026)
FactSet Research Systems, Inc.	(2,296)	(378,634)
Stifel Financial Corp.	(13,005)	(652,721)
		(3,363,751)
Chemicals — (2.7)%
Albemarle Corp.	(1,611)	(170,186)
Balchem Corp.	(8,939)	(736,752)
CF Industries Holdings, Inc.	(21,346)	(626,505)
LyondellBasell Industries NV, Class A	(6,210)	(566,290)
Mosaic Co. (The)	(21,597)	(630,201)
Westlake Chemical Corp.	(10,378)	(685,467)
		(3,415,401)
Commercial Services and Supplies — (3.3)%
Cintas Corp.	(2,723)	(344,568)
Clean Harbors, Inc.	(14,541)	(808,770)
Covanta Holding Corp.	(48,265)	(757,761)
Healthcare Services Group, Inc.	(15,999)	(689,397)
KAR Auction Services, Inc.	(5,242)	(228,918)
Rollins, Inc.	(10,105)	(375,199)
UniFirst Corp.	(4,452)	(629,735)
Waste Connections, Inc.	(2,912)	(256,897)
		(4,091,245)
Communications Equipment — (1.1)%
EchoStar Corp., Class A	(13,149)	(748,836)
ViaSat, Inc.	(9,720)	(620,330)
		(1,369,166)
Construction and Engineering — (1.0)%
Granite Construction, Inc.	(15,409)	(773,378)
KBR, Inc.	(33,771)	(507,578)
		(1,280,956)
Construction Materials — (0.5)%
Martin Marietta Materials, Inc.	(1,948)	(425,151)
Vulcan Materials Co.	(1,937)	(233,370)
		(658,521)
Consumer Finance — (1.6)%
Navient Corp.	(43,220)	(637,927)
Santander Consumer USA Holdings, Inc.	(47,163)	(628,211)

SLM Corp.	(55,327)	(669,457)
		(1,935,595)
Containers and Packaging — (1.7)%
AptarGroup, Inc.	(2,889)	(222,424)
Ball Corp.	(10,184)	(756,264)
Silgan Holdings, Inc.	(10,327)	(613,011)
Sonoco Products Co.	(9,492)	(502,316)
		(2,094,015)
Distributors — (0.8)%
Core-Mark Holding Co., Inc.	(20,045)	(625,203)
Pool Corp.	(2,642)	(315,270)
		(940,473)
Diversified Consumer Services — (1.1)%
Bright Horizons Family Solutions, Inc.	(10,457)	(758,028)
Service Corp. International/US	(20,262)	(625,691)
		(1,383,719)
Diversified Telecommunication Services — (0.5)%
Zayo Group Holdings, Inc.	(20,234)	(665,699)
Electric Utilities — (2.3)%
Alliant Energy Corp.	(8,122)	(321,712)
Duke Energy Corp.	(4,874)	(399,717)
IDACORP, Inc.	(7,809)	(647,835)
PNM Resources, Inc.	(22,587)	(835,719)
Southern Co. (The)	(12,820)	(638,179)
		(2,843,162)
Electrical Equipment — (0.3)%
Acuity Brands, Inc.	(2,076)	(423,504)
Electronic Equipment, Instruments and Components — (1.0)%
Arrow Electronics, Inc.	(5,054)	(371,014)
Avnet, Inc.	(13,859)	(634,188)
IPG Photonics Corp.	(1,682)	(203,017)
		(1,208,219)
Energy Equipment and Services — (0.8)%
Bristow Group, Inc.	(14,515)	(220,773)
US Silica Holdings, Inc.	(15,096)	(724,457)
		(945,230)
Equity Real Estate Investment Trusts (REITs) — (4.1)%
Acadia Realty Trust	(19,488)	(585,809)
AvalonBay Communities, Inc.	(3,998)	(734,033)
DCT Industrial Trust, Inc.	(14,109)	(678,925)
Equinix, Inc.	(1,767)	(707,454)
Federal Realty Investment Trust	(1,052)	(140,442)
GEO Group, Inc. (The)	(2,868)	(132,989)
Kimco Realty Corp.	(25,785)	(569,591)
Macerich Co. (The)	(6,085)	(391,874)
Mack-Cali Realty Corp.	(18,381)	(495,184)
Rayonier, Inc.	(23,876)	(676,646)
		(5,112,947)
Food and Staples Retailing — (0.5)%
Costco Wholesale Corp.	(2,267)	(380,153)
PriceSmart, Inc.	(1,988)	(183,294)
		(563,447)

Food Products — (2.0)%
Kraft Heinz Co. (The)	(7,811)	(709,317)
Mondelez International, Inc., Class A	(8,454)	(364,198)
Snyder's-Lance, Inc.	(16,628)	(670,275)
TreeHouse Foods, Inc.	(8,533)	(722,404)
		(2,466,194)
Gas Utilities — (0.5)%
New Jersey Resources Corp.	(16,547)	(655,261)
Health Care Equipment and Supplies — (4.0)%
Abbott Laboratories	(16,550)	(734,986)
Align Technology, Inc.	(6,172)	(707,990)
DENTSPLY SIRONA, Inc.	(7,117)	(444,385)
Insulet Corp.	(16,939)	(729,902)
Nevro Corp.	(7,959)	(745,758)
NuVasive, Inc.	(11,423)	(853,070)
Stryker Corp.	(5,939)	(781,869)
		(4,997,960)
Health Care Providers and Services — (3.7)%
Acadia Healthcare Co., Inc.	(18,507)	(806,905)
Brookdale Senior Living, Inc.	(27,216)	(365,511)
Cardinal Health, Inc.	(8,107)	(661,126)
Envision Healthcare Corp.	(9,779)	(599,648)
LifePoint Health, Inc.	(11,664)	(763,992)
MEDNAX, Inc.	(10,377)	(719,956)
Molina Healthcare, Inc.	(7,425)	(338,580)
Universal Health Services, Inc., Class B	(2,952)	(367,377)
		(4,623,095)
Hotels, Restaurants and Leisure — (2.9)%
Chipotle Mexican Grill, Inc.	(1,795)	(799,708)
Jack in the Box, Inc.	(5,036)	(512,262)
Royal Caribbean Cruises Ltd.	(3,470)	(340,442)
Wendy's Co. (The)	(38,030)	(517,588)
Wynn Resorts Ltd.	(6,640)	(761,010)
Yum! Brands, Inc.	(9,856)	(629,799)
		(3,560,809)
Household Durables — (1.7)%
Leggett & Platt, Inc.	(5,018)	(252,506)
Newell Brands, Inc.	(13,924)	(656,795)
Toll Brothers, Inc.	(21,347)	(770,840)
TRI Pointe Group, Inc.	(34,831)	(436,781)
		(2,116,922)
Household Products — (0.5)%
Procter & Gamble Co. (The)	(7,081)	(636,228)
Independent Power and Renewable Electricity Producers — (0.9)%
Dynegy, Inc.	(80,709)	(634,373)
Ormat Technologies, Inc.	(7,460)	(425,817)
		(1,060,190)
Industrial Conglomerates — (0.5)%
General Electric Co.	(20,060)	(597,788)
Insurance — (2.1)%
Assured Guaranty Ltd.	(10,113)	(375,293)
Kemper Corp.	(10,327)	(412,047)
Markel Corp.	(118)	(115,151)

MBIA, Inc.	(63,165)	(535,008)
RLI Corp.	(10,704)	(642,454)
Willis Towers Watson plc	(4,367)	(571,597)
		(2,651,550)
Internet and Direct Marketing Retail — (1.1)%
Expedia, Inc.	(6,853)	(864,643)
Groupon, Inc.	(124,842)	(490,629)
		(1,355,272)
Internet Software and Services — (1.3)%
Cimpress NV	(7,499)	(646,339)
Pandora Media, Inc.	(57,930)	(684,153)
Zillow Group, Inc.	(6,626)	(223,098)
		(1,553,590)
IT Services — (5.6)%
Alliance Data Systems Corp.	(2,526)	(628,974)
Broadridge Financial Solutions, Inc.	(10,237)	(695,604)
Computer Sciences Corp.	(12,741)	(879,256)
EPAM Systems, Inc.	(11,237)	(848,618)
FleetCor Technologies, Inc.	(1,678)	(254,100)
Gartner, Inc.	(5,989)	(646,752)
Genpact Ltd.	(9,552)	(236,507)
Global Payments, Inc.	(9,326)	(752,422)
Paychex, Inc.	(10,931)	(643,836)
Visa, Inc., A Shares	(9,516)	(845,687)
WEX, Inc.	(5,482)	(567,387)
		(6,999,143)
Leisure Products — (0.4)%
Mattel, Inc.	(18,556)	(475,219)
Life Sciences Tools and Services — (0.6)%
Bio-Rad Laboratories, Inc., Class A	(782)	(155,884)
Bio-Techne Corp.	(2,920)	(296,818)
Quintiles IMS Holdings, Inc.	(3,924)	(316,000)
		(768,702)
Machinery — (2.7)%
Flowserve Corp.	(15,227)	(737,291)
IDEX Corp.	(6,954)	(650,268)
John Bean Technologies Corp.	(7,101)	(624,533)
Middleby Corp. (The)	(622)	(84,872)
Trinity Industries, Inc.	(23,925)	(635,209)
Welbilt, Inc.	(32,794)	(643,746)
		(3,375,919)
Marine — (0.5)%
Kirby Corp.	(9,668)	(682,077)
Media — (3.3)%
AMC Entertainment Holdings, Inc., Class A	(19,661)	(618,338)
Charter Communications, Inc., Class A	(1,924)	(629,764)
Cinemark Holdings, Inc.	(11,489)	(509,422)
Live Nation Entertainment, Inc.	(21,754)	(660,669)
Loral Space & Communications, Inc.	(13,837)	(545,178)
News Corp., Class A	(56,323)	(732,199)
Tribune Media Co.	(11,392)	(424,580)
		(4,120,150)

Metals and Mining — (2.2)%

Allegheny Technologies, Inc.	(36,380)	(653,385)
Compass Minerals International, Inc.	(10,169)	(689,967)
New Gold, Inc.	(218,141)	(650,060)
Royal Gold, Inc.	(9,707)	(679,975)
		(2,673,387)
Multi-Utilities — (1.3)%
Dominion Resources, Inc.	(8,469)	(656,940)
SCANA Corp.	(7,716)	(504,241)
Sempra Energy	(3,555)	(392,827)
		(1,554,008)
Multiline Retail — (0.5)%
Dollar General Corp.	(8,845)	(616,762)
Oil, Gas and Consumable Fuels — (5.6)%
Antero Resources Corp.	(24,645)	(562,152)
Cheniere Energy, Inc.	(17,925)	(847,315)
Chevron Corp.	(5,832)	(626,182)
Hess Corp.	(11,452)	(552,101)
HollyFrontier Corp.	(12,624)	(357,764)
Kosmos Energy Ltd.	(107,521)	(716,090)
Oasis Petroleum, Inc.	(47,883)	(682,811)
Parsley Energy, Inc., Class A	(25,178)	(818,537)
Phillips 66	(8,018)	(635,186)
SemGroup Corp., Class A	(14,743)	(530,748)
SM Energy Co.	(25,339)	(608,643)
		(6,937,529)
Paper and Forest Products — (0.5)%
Domtar Corp.	(17,862)	(652,320)
Personal Products — (1.5)%
Coty, Inc., Class A	(34,863)	(632,066)
Edgewell Personal Care Co.	(8,231)	(602,015)
Estee Lauder Cos., Inc. (The), Class A	(7,215)	(611,760)
		(1,845,841)
Pharmaceuticals — (1.2)%
Catalent, Inc.	(30,042)	(850,789)
Medicines Co. (The)	(12,880)	(629,832)
		(1,480,621)
Professional Services — (0.6)%
Equifax, Inc.	(5,710)	(780,785)
Real Estate Management and Development — (2.1)%
Alexander & Baldwin, Inc.	(17,600)	(783,552)
Howard Hughes Corp. (The)	(5,956)	(698,341)
Jones Lang LaSalle, Inc.	(3,697)	(412,031)
Kennedy-Wilson Holdings, Inc.	(34,732)	(771,050)
		(2,664,974)
Road and Rail — (0.9)%
AMERCO	(821)	(312,957)
Hertz Global Holdings, Inc.	(8,971)	(157,351)
Werner Enterprises, Inc.	(24,235)	(634,957)
		(1,105,265)
Semiconductors and Semiconductor Equipment — (1.2)%
Cavium, Inc.	(11,629)	(833,334)

First Solar, Inc.	(21,934)	(594,412)
		(1,427,746)
Software — (2.3)%
CDK Global, Inc.	(11,146)	(724,602)
Pegasystems, Inc.	(17,622)	(772,725)
PTC, Inc.	(9,853)	(517,775)
ServiceNow, Inc.	(9,320)	(815,220)
		(2,830,322)
Specialty Retail — (2.4)%
Advance Auto Parts, Inc.	(2,405)	(356,565)
CarMax, Inc.	(10,304)	(610,203)
Guess?, Inc.	(51,291)	(571,895)
Monro Muffler Brake, Inc.	(12,035)	(627,023)
Murphy USA, Inc.	(2,537)	(186,267)
O'Reilly Automotive, Inc.	(326)	(87,968)
TJX Cos., Inc. (The)	(6,713)	(530,864)
		(2,970,785)
Technology Hardware, Storage and Peripherals — (0.5)%
Diebold Nixdorf, Inc.	(21,578)	(662,445)
Textiles, Apparel and Luxury Goods — (1.1)%
lululemon athletica, Inc.	(1,497)	(77,650)
NIKE, Inc., Class B	(11,352)	(632,647)
Under Armour, Inc., Class C	(35,404)	(647,893)
		(1,358,190)
Thrifts and Mortgage Finance — (0.5)%
TFS Financial Corp.	(39,471)	(656,008)
Trading Companies and Distributors — (0.9)%
Air Lease Corp.	(6,201)	(240,289)
Fastenal Co.	(17,293)	(890,589)
		(1,130,878)
Water Utilities — (0.6)%
American Water Works Co., Inc.	(8,562)	(665,867)
Aqua America, Inc.	(2,190)	(70,408)
		(736,275)
Wireless Telecommunication Services — (0.5)%
Sprint Corp.	(74,335)	(645,228)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $115,531,246)		(118,672,457)
OTHER ASSETS AND LIABILITIES(3) — 98.7%		122,641,412
TOTAL NET ASSETS — 100.0%		$124,255,081

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $25,670,456.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	118,322,091	—	—
Exchange-Traded Funds	633,740	—	—
Temporary Cash Investments	869	1,329,426	—
	118,956,700	1,329,426	—

Liabilities
Securities Sold Short
Common Stocks	118,672,457	—	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$109,641,340
Gross tax appreciation of investments	$13,630,322
Gross tax depreciation of investments	(2,985,536)
Net tax appreciation (depreciation) of investments	10,644,786
Net tax appreciation (depreciation) on securities sold short	(3,419,916)
Net tax appreciation (depreciation)	$7,224,870

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Core Equity Plus Fund
March 31, 2017

Core Equity Plus - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 126.3%
Aerospace and Defense — 3.2%
Boeing Co. (The)(1)	13,864	2,451,987
Curtiss-Wright Corp.	3,194	291,484
Moog, Inc., Class A(1)(2)	12,260	825,711
United Technologies Corp.(1)	17,907	2,009,345
		5,578,527
Airlines — 1.7%
Hawaiian Holdings, Inc.(2)	19,565	908,794
JetBlue Airways Corp.(1)(2)	64,071	1,320,504
United Continental Holdings, Inc.(1)(2)	11,269	796,042
		3,025,340
Auto Components — 1.0%
Delphi Automotive plc	11,594	933,201
Goodyear Tire & Rubber Co. (The)	23,111	831,996
		1,765,197
Automobiles — 0.9%
Ford Motor Co.	134,794	1,569,002
Banks — 3.9%
Bank of America Corp.(1)	31,526	743,698
BB&T Corp.(1)	20,723	926,318
Cathay General Bancorp.	11,571	435,995
Citigroup, Inc.	37,075	2,217,826
JPMorgan Chase & Co.	12,089	1,061,898
Umpqua Holdings Corp.	15,125	268,318
Valley National Bancorp	39,867	470,431
Wells Fargo & Co.	12,697	706,715
		6,831,199
Beverages — 1.2%
Coca-Cola Co. (The)	2,170	92,095
Constellation Brands, Inc., Class A	5,130	831,419
PepsiCo, Inc.(1)	9,884	1,105,624
		2,029,138
Biotechnology — 3.9%
AbbVie, Inc.(1)	20,330	1,324,703
Amgen, Inc.(1)	8,588	1,409,033
Biogen, Inc.(1)(2)	3,254	889,709
Celgene Corp.(1)(2)	9,936	1,236,336
Gilead Sciences, Inc.(1)	17,054	1,158,308
Myriad Genetics, Inc.(2)	21,275	408,480
United Therapeutics Corp.(2)	2,639	357,268
		6,783,837
Building Products — 2.5%
Masonite International Corp.(1)(2)	14,365	1,138,426
Owens Corning(1)	23,556	1,445,632
Universal Forest Products, Inc.	3,798	374,255
USG Corp.(1)(2)	46,887	1,491,006
		4,449,319

Capital Markets — 2.7%
Eaton Vance Corp.	31,751	1,427,525
Evercore Partners, Inc., Class A	17,953	1,398,539
Goldman Sachs Group, Inc. (The)(1)	8,418	1,933,783
		4,759,847
Chemicals — 5.4%
Air Products & Chemicals, Inc.	11,022	1,491,166
Cabot Corp.	25,106	1,504,101
Celanese Corp., Series A(1)	11,345	1,019,348
Dow Chemical Co. (The)	9,331	592,892
E.I. du Pont de Nemours & Co.	7,594	610,026
Eastman Chemical Co.	4,007	323,766
FMC Corp.	11,187	778,503
Huntsman Corp.	34,735	852,397
Minerals Technologies, Inc.	7,364	564,082
Monsanto Co.	3,672	415,670
Trinseo SA	11,634	780,642
W.R. Grace & Co.(1)	8,459	589,677
		9,522,270
Commercial Services and Supplies — 0.6%
Waste Management, Inc.	15,003	1,094,019
Communications Equipment — 2.2%
Ciena Corp.(2)	27,715	654,351
Cisco Systems, Inc.(1)	89,099	3,011,546
F5 Networks, Inc.(2)	962	137,153
		3,803,050
Construction and Engineering — 0.7%
AECOM(2)	5,896	209,839
Chicago Bridge & Iron Co. NV, (New York)	31,136	957,432
		1,167,271
Construction Materials — 0.3%
Eagle Materials, Inc.	4,898	475,792
Consumer Finance — 1.2%
OneMain Holdings, Inc.(2)	48,706	1,210,344
Synchrony Financial	26,686	915,330
		2,125,674
Containers and Packaging — 0.8%
Berry Plastics Group, Inc.(2)	18,683	907,433
Sealed Air Corp.	12,372	539,172
		1,446,605
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)(2)	8,378	1,396,445
Diversified Telecommunication Services — 2.1%
AT&T, Inc.(1)	76,153	3,164,157
Verizon Communications, Inc.	9,919	483,551
		3,647,708
Electric Utilities — 1.2%
FirstEnergy Corp.	32,838	1,044,905
Great Plains Energy, Inc.	23,835	696,459
PPL Corp.	11,774	440,230
		2,181,594
Electrical Equipment — 0.6%
Eaton Corp. plc	1,322	98,026

Generac Holdings, Inc.(2)	2,197	81,904
Regal Beloit Corp.	12,481	944,188
		1,124,118
Electronic Equipment, Instruments and Components — 0.2%
Belden, Inc.	3,204	221,685
TE Connectivity Ltd.	1,148	85,583
		307,268
Energy Equipment and Services — 3.2%
Baker Hughes, Inc.	25,963	1,553,107
Diamond Offshore Drilling, Inc.(1)(2)	50,546	844,624
Dril-Quip, Inc.(1)(2)	24,096	1,314,437
Helmerich & Payne, Inc.	3,587	238,786
Rowan Cos. plc(1)(2)	70,210	1,093,872
Schlumberger Ltd.	6,165	481,486
TechnipFMC plc(2)	4,043	131,397
		5,657,709
Equity Real Estate Investment Trusts (REITs) — 3.3%
Care Capital Properties, Inc.	34,486	926,639
DuPont Fabros Technology, Inc.	13,770	682,854
Empire State Realty Trust, Inc.	27,521	568,033
Host Hotels & Resorts, Inc.	30,942	577,378
LaSalle Hotel Properties	28,944	837,929
Potlatch Corp.	2,116	96,701
Select Income REIT	8,182	211,014
Sunstone Hotel Investors, Inc.	38,266	586,618
WP Carey, Inc.(1)	20,400	1,269,288
		5,756,454
Food and Staples Retailing — 2.4%
CVS Health Corp.(1)	25,349	1,989,897
Wal-Mart Stores, Inc.(1)	31,153	2,245,508
		4,235,405
Food Products — 3.1%
Bunge Ltd.	11,298	895,479
Campbell Soup Co.(1)	22,545	1,290,476
Dean Foods Co.	9,642	189,562
Fresh Del Monte Produce, Inc.	5,779	342,290
J.M. Smucker Co. (The)(1)	9,734	1,275,933
Tyson Foods, Inc., Class A(1)	22,703	1,401,002
		5,394,742
Gas Utilities — 0.8%
National Fuel Gas Co.	22,014	1,312,475
Health Care Equipment and Supplies — 5.6%
Becton Dickinson and Co.(1)	8,959	1,643,439
Boston Scientific Corp.(1)(2)	51,203	1,273,419
C.R. Bard, Inc.(1)	6,788	1,687,089
Danaher Corp.	1,569	134,197
Halyard Health, Inc.(2)	5,219	198,792
Hologic, Inc.(1)(2)	33,835	1,439,679
LivaNova plc(2)	6,525	319,790
Medtronic plc	28,001	2,255,761
Zimmer Biomet Holdings, Inc.	7,240	884,076
		9,836,242

Health Care Providers and Services — 2.9%
Anthem, Inc.	9,893	1,636,104
Cigna Corp.	1,409	206,404
HealthSouth Corp.	3,671	157,156
Laboratory Corp. of America Holdings(2)	3,755	538,730
UnitedHealth Group, Inc.(1)	15,621	2,562,000
		5,100,394
Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc.(2)	44,801	568,077
Medidata Solutions, Inc.(1)(2)	15,929	918,944
		1,487,021
Hotels, Restaurants and Leisure — 3.4%
Carnival Corp.(1)	27,164	1,600,231
Cheesecake Factory, Inc. (The)	20,941	1,326,822
Churchill Downs, Inc.(1)	8,493	1,349,113
Darden Restaurants, Inc.(1)	19,689	1,647,379
		5,923,545
Household Durables — 0.2%
Garmin Ltd.	6,979	356,697
Household Products — 2.2%
Kimberly-Clark Corp.	13,098	1,724,090
Procter & Gamble Co. (The)	8,149	732,188
Spectrum Brands Holdings, Inc.(1)	9,965	1,385,234
		3,841,512
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	28,128	314,471
Industrial Conglomerates — 2.6%
3M Co.(1)	12,356	2,364,073
Carlisle Cos., Inc.(1)	12,624	1,343,320
General Electric Co.	30,887	920,433
		4,627,826
Insurance — 3.0%
Aflac, Inc.(1)	21,772	1,576,728
Everest Re Group Ltd.	4,698	1,098,439
Old Republic International Corp.	28,696	587,694
Prudential Financial, Inc.(1)	5,923	631,866
Reinsurance Group of America, Inc.(1)	10,221	1,297,863
		5,192,590
Internet and Direct Marketing Retail — 2.5%
Amazon.com, Inc.(1)(2)	4,874	4,320,996
Internet Software and Services — 5.6%
Alphabet, Inc., Class A(1)(2)	6,511	5,520,026
Facebook, Inc., Class A(1)(2)	29,558	4,198,714
VeriSign, Inc.(2)	1,403	122,215
		9,840,955
IT Services — 3.2%
Amdocs Ltd.	2,059	125,578
Automatic Data Processing, Inc.	1,643	168,227
Cardtronics plc(2)	7,490	350,157
Convergys Corp.	19,619	414,942
CoreLogic, Inc.(2)	13,369	544,386
First Data Corp., Class A(2)	8,365	129,657
International Business Machines Corp.(1)	15,104	2,630,210

PayPal Holdings, Inc.(2)	7,131	306,776
Teradata Corp.(2)	30,563	951,121
		5,621,054
Leisure Products — 1.0%
Brunswick Corp.	23,431	1,433,977
Hasbro, Inc.	3,738	373,127
		1,807,104
Life Sciences Tools and Services — 1.1%
Thermo Fisher Scientific, Inc.	3,439	528,231
Waters Corp.(1)(2)	9,349	1,461,342
		1,989,573
Machinery — 3.5%
Cummins, Inc.(1)	5,542	837,950
Fortive Corp.	2,599	156,512
Ingersoll-Rand plc(1)	18,237	1,483,033
Oshkosh Corp.	3,964	271,891
Parker-Hannifin Corp.	1,335	214,027
Stanley Black & Decker, Inc.(1)	6,645	882,921
Timken Co. (The)(1)	33,558	1,516,822
Toro Co. (The)	7,572	472,947
Woodward, Inc.	3,508	238,263
		6,074,366
Media — 1.4%
Comcast Corp., Class A	4,652	174,869
MSG Networks, Inc., Class A(2)	33,848	790,351
Omnicom Group, Inc.(1)	10,167	876,497
Twenty-First Century Fox, Inc., Class A	19,068	617,612
		2,459,329
Metals and Mining — 3.0%
Barrick Gold Corp.	71,212	1,352,316
Nucor Corp.(1)	26,595	1,588,254
Reliance Steel & Aluminum Co.(1)	9,916	793,478
Steel Dynamics, Inc.(1)	41,570	1,444,973
		5,179,021
Multi-Utilities — 0.1%
MDU Resources Group, Inc.	5,113	139,943
Oil, Gas and Consumable Fuels — 4.0%
Apache Corp.	14,647	752,709
Cabot Oil & Gas Corp.	31,389	750,511
Chevron Corp.	3,890	417,669
Devon Energy Corp.	4,428	184,736
Exxon Mobil Corp.(1)	18,846	1,545,561
Gulfport Energy Corp.(2)	40,655	698,859
Kinder Morgan, Inc.(1)	73,398	1,595,673
Williams Cos., Inc. (The)	35,636	1,054,469
		7,000,187
Personal Products — 1.1%
Herbalife Ltd.(2)	10,492	610,005
Nu Skin Enterprises, Inc., Class A(1)	25,129	1,395,665
		2,005,670
Pharmaceuticals — 5.0%
Allergan plc(1)	4,924	1,176,442
Jazz Pharmaceuticals plc(2)	2,460	357,020

Johnson & Johnson	15,193	1,892,288
Merck & Co., Inc.	44,963	2,856,949
Pfizer, Inc.	74,540	2,550,013
		8,832,712
Professional Services — 0.7%
FTI Consulting, Inc.(2)	30,159	1,241,646
Real Estate Management and Development — 0.3%
Realogy Holdings Corp.	14,742	439,164
Road and Rail — 1.2%
Union Pacific Corp.	19,122	2,025,402
Semiconductors and Semiconductor Equipment — 6.2%
Applied Materials, Inc.	43,408	1,688,571
Broadcom Ltd.	2,007	439,453
Intel Corp.(1)	79,802	2,878,458
KLA-Tencor Corp.	3,985	378,854
Lam Research Corp.	6,808	873,875
QUALCOMM, Inc.(1)	32,780	1,879,605
Teradyne, Inc.	20,844	648,248
Texas Instruments, Inc.(1)	25,083	2,020,687
		10,807,751
Software — 7.7%
Activision Blizzard, Inc.	20,540	1,024,124
Adobe Systems, Inc.(2)	8,267	1,075,785
Cadence Design Systems, Inc.(2)	37,552	1,179,133
Citrix Systems, Inc.(2)	5,158	430,126
Intuit, Inc.	1,351	156,702
Microsoft Corp.(1)	80,974	5,332,948
MicroStrategy, Inc., Class A(2)	1,929	362,266
Oracle Corp. (New York)(1)	20,612	919,501
Synopsys, Inc.(1)(2)	23,635	1,704,793
VMware, Inc., Class A(2)	13,710	1,263,239
		13,448,617
Specialty Retail — 2.6%
Aaron's, Inc.	8,468	251,838
American Eagle Outfitters, Inc.	75,842	1,064,063
Best Buy Co., Inc.	30,537	1,500,893
Chico's FAS, Inc.	22,573	320,537
Foot Locker, Inc.	8,148	609,552
Lowe's Cos., Inc.	10,309	847,503
		4,594,386
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.(1)	44,208	6,350,921
Xerox Corp.	137,456	1,008,927
		7,359,848
Thrifts and Mortgage Finance — 0.9%
Essent Group Ltd.(2)	45,397	1,642,009
Trading Companies and Distributors — 0.2%
HD Supply Holdings, Inc.(2)	8,454	347,671
TOTAL COMMON STOCKS (Cost $183,961,137)		221,297,707
EXCHANGE-TRADED FUNDS — 1.0%
SPDR S&P Bank ETF (Cost $1,779,360)	40,851	1,755,776

TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $772,720), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $757,014)		756,972
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $1,400,670), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $1,373,025)		1,373,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,131	1,131
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,131,103)		2,131,103
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.5% (Cost $187,871,600)		225,184,586
COMMON STOCKS SOLD SHORT — (28.5)%
Aerospace and Defense — (0.4)%
TransDigm Group, Inc.	(3,130)	(689,101)
Airlines — (0.7)%
Spirit Airlines, Inc.	(22,341)	(1,185,637)
Biotechnology — (0.8)%
Alnylam Pharmaceuticals, Inc.	(7,849)	(402,261)
Bluebird Bio, Inc.	(4,660)	(423,594)
Portola Pharmaceuticals, Inc.	(7,614)	(298,393)
Radius Health, Inc.	(7,216)	(278,898)
		(1,403,146)
Capital Markets — (0.3)%
Stifel Financial Corp.	(12,185)	(611,565)
Chemicals — (1.7)%
CF Industries Holdings, Inc.	(42,138)	(1,236,751)
Mosaic Co. (The)	(19,540)	(570,177)
Potash Corp. of Saskatchewan, Inc.	(73,226)	(1,250,700)
		(3,057,628)
Commercial Services and Supplies — (2.3)%
Clean Harbors, Inc.	(24,680)	(1,372,702)
Covanta Holding Corp.	(79,032)	(1,240,802)
Waste Connections, Inc.	(16,237)	(1,432,428)
		(4,045,932)
Communications Equipment — (0.8)%
EchoStar Corp., Class A	(24,467)	(1,393,396)
ViaSat, Inc.	(1,245)	(79,456)
		(1,472,852)
Construction and Engineering — (1.2)%
Granite Construction, Inc.	(22,366)	(1,122,549)
KBR, Inc.	(60,728)	(912,742)
		(2,035,291)
Consumer Finance — (0.1)%
SLM Corp.	(10,924)	(132,180)
Containers and Packaging — (0.9)%
AptarGroup, Inc.	(5,109)	(393,342)
Ball Corp.	(9,221)	(684,752)
Silgan Holdings, Inc.	(8,551)	(507,587)
		(1,585,681)
Distributors — (0.3)%
Core-Mark Holding Co., Inc.	(10,440)	(325,624)
Pool Corp.	(2,213)	(264,077)
		(589,701)

Diversified Telecommunication Services — (0.7)%
Zayo Group Holdings, Inc.	(38,649)	(1,271,552)
Electric Utilities — (0.6)%
PNM Resources, Inc.	(26,237)	(970,769)
Food Products — (0.1)%
J&J Snack Foods Corp.	(1,015)	(137,594)
TreeHouse Foods, Inc.	(1,376)	(116,492)
		(254,086)
Health Care Equipment and Supplies — (0.6)%
DexCom, Inc.	(2,706)	(229,279)
Insulet Corp.	(16,919)	(729,040)
Nevro Corp.	(952)	(89,202)
		(1,047,521)
Health Care Providers and Services — (1.0)%
Acadia Healthcare Co., Inc.	(18,911)	(824,519)
Envision Healthcare Corp.	(4,346)	(266,497)
LifePoint Health, Inc.	(5,702)	(373,481)
MEDNAX, Inc.	(4,687)	(325,184)
		(1,789,681)
Hotels, Restaurants and Leisure — (0.3)%
Chipotle Mexican Grill, Inc.	(1,155)	(514,576)
Independent Power and Renewable Electricity Producers — (0.4)%
Dynegy, Inc.	(78,632)	(618,047)
Insurance — (0.5)%
MBIA, Inc.	(81,614)	(691,270)
RLI Corp.	(2,587)	(155,272)
		(846,542)
Internet and Direct Marketing Retail — (0.2)%
Groupon, Inc.	(35,621)	(139,990)
TripAdvisor, Inc.	(5,155)	(222,490)
		(362,480)
IT Services — (2.0)%
Broadridge Financial Solutions, Inc.	(11,856)	(805,616)
EPAM Systems, Inc.	(18,760)	(1,416,755)
Global Payments, Inc.	(15,959)	(1,287,572)
		(3,509,943)
Machinery — (0.9)%
Flowserve Corp.	(15,939)	(771,766)
John Bean Technologies Corp.	(9,640)	(847,838)
		(1,619,604)
Marine — (0.8)%
Kirby Corp.	(19,632)	(1,385,038)
Media — (0.6)%
Loral Space & Communications, Inc.	(18,559)	(731,225)
News Corp., Class A	(16,303)	(211,939)
Tribune Media Co.	(2,293)	(85,460)
		(1,028,624)
Metals and Mining — (1.7)%
Compass Minerals International, Inc.	(14,817)	(1,005,333)
New Gold, Inc.	(390,573)	(1,163,908)
Royal Gold, Inc.	(11,883)	(832,404)
		(3,001,645)

Oil, Gas and Consumable Fuels — (1.1)%
Cheniere Energy, Inc.	(16,685)	(788,700)
Kosmos Energy Ltd.	(178,670)	(1,189,942)
		(1,978,642)
Personal Products — (0.7)%
Coty, Inc., Class A	(63,264)	(1,146,976)
Pharmaceuticals — (1.4)%
Catalent, Inc.	(44,959)	(1,273,239)
Medicines Co. (The)	(23,078)	(1,128,514)
		(2,401,753)
Professional Services — (0.1)%
Equifax, Inc.	(732)	(100,094)
Real Estate Management and Development — (1.2)%
Alexander & Baldwin, Inc.	(3,995)	(177,858)
Howard Hughes Corp. (The)	(5,885)	(690,016)
Kennedy-Wilson Holdings, Inc.	(56,965)	(1,264,623)
		(2,132,497)
Road and Rail — (0.1)%
Werner Enterprises, Inc.	(5,454)	(142,895)
Semiconductors and Semiconductor Equipment — (1.0)%
Cavium, Inc.	(19,746)	(1,414,998)
First Solar, Inc.	(9,796)	(265,472)
		(1,680,470)
Software — (1.0)%
CDK Global, Inc.	(2,047)	(133,076)
Pegasystems, Inc.	(9,061)	(397,325)
ServiceNow, Inc.	(13,305)	(1,163,788)
		(1,694,189)
Specialty Retail — (1.6)%
CarMax, Inc.	(14,774)	(874,916)
Guess?, Inc.	(85,958)	(958,432)
Monro Muffler Brake, Inc.	(20,053)	(1,044,761)
		(2,878,109)
Technology Hardware, Storage and Peripherals — (0.4)%
Diebold Nixdorf, Inc.	(25,109)	(770,846)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $49,048,950)		(49,955,293)
OTHER ASSETS AND LIABILITIES†		(74,438)
TOTAL NET ASSETS — 100.0%		$175,154,855

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $62,294,683.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	221,297,707	—	—
Exchange-Traded Funds	1,755,776	—	—
Temporary Cash Investments	1,131	2,129,972	—
	223,054,614	2,129,972	—

Liabilities
Securities Sold Short
Common Stocks	49,955,293	—	—
3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$187,894,492
Gross tax appreciation of investments	$39,968,964
Gross tax depreciation of investments	(2,678,870)
Net tax appreciation (depreciation) of investments	37,290,094
Net tax appreciation (depreciation) on securities sold short	(906,343)
Net tax appreciation (depreciation)	$36,383,751

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
March 31, 2017

Disciplined Growth - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 2.1%
Boeing Co. (The)	79,376	14,038,439
Curtiss-Wright Corp.	13,636	1,244,421
Lockheed Martin Corp.	3,739	1,000,557
Rockwell Collins, Inc.	7,400	718,984
		17,002,401
Auto Components — 0.8%
Cooper-Standard Holding, Inc.(1)	20,854	2,313,334
LCI Industries	29,636	2,957,673
Stoneridge, Inc.(1)	54,200	983,188
		6,254,195
Beverages — 1.5%
Coca-Cola Co. (The)	57,682	2,448,024
PepsiCo, Inc.	85,744	9,591,324
		12,039,348
Biotechnology — 6.3%
AbbVie, Inc.	130,410	8,497,516
Alexion Pharmaceuticals, Inc.(1)	6,243	756,901
Amgen, Inc.	58,783	9,644,527
Biogen, Inc.(1)	9,238	2,525,854
Celgene Corp.(1)	114,370	14,231,059
Gilead Sciences, Inc.	171,467	11,646,039
Incyte Corp.(1)	28,118	3,758,533
		51,060,429
Building Products — 0.5%
Lennox International, Inc.	24,460	4,092,158
Capital Markets — 0.8%
Eaton Vance Corp.	10,855	488,041
Evercore Partners, Inc., Class A	80,645	6,282,245
		6,770,286
Chemicals — 3.5%
Air Products & Chemicals, Inc.	54,629	7,390,757
Celanese Corp., Series A	38,535	3,462,370
FMC Corp.	110,915	7,718,575
Koppers Holdings, Inc.(1)	24,214	1,025,463
Monsanto Co.	20,552	2,326,486
W.R. Grace & Co.	89,733	6,255,288
		28,178,939
Commercial Services and Supplies — 0.3%
Knoll, Inc.	106,282	2,530,574
Communications Equipment — 0.2%
ARRIS International plc(1)	7,208	190,651
F5 Networks, Inc.(1)	12,433	1,772,573
		1,963,224
Construction Materials — 0.8%
Eagle Materials, Inc.	62,611	6,082,033

Containers and Packaging — 0.1%
Berry Plastics Group, Inc.(1)	21,152	1,027,353
Diversified Consumer Services — 0.1%
Capella Education Co.	8,160	693,804
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	182,237	8,884,054
Electrical Equipment — 1.6%
Emerson Electric Co.	62,715	3,754,120
Generac Holdings, Inc.(1)	46,335	1,727,369
Rockwell Automation, Inc.	45,570	7,095,704
		12,577,193
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	58,565	7,117,990
Empire State Realty Trust, Inc.	19,885	410,426
Gaming and Leisure Properties, Inc.	98,518	3,292,472
		10,820,888
Food and Staples Retailing — 1.4%
CVS Health Corp.	140,988	11,067,558
Food Products — 1.6%
Campbell Soup Co.	99,325	5,685,363
Hershey Co. (The)	4,973	543,300
Tyson Foods, Inc., Class A	110,779	6,836,172
		13,064,835
Health Care Equipment and Supplies — 4.7%
Becton Dickinson and Co.	52,130	9,562,727
C.R. Bard, Inc.	29,617	7,361,009
Cooper Cos., Inc. (The)	6,929	1,385,038
Danaher Corp.	59,580	5,095,877
Hologic, Inc.(1)	166,407	7,080,618
Zimmer Biomet Holdings, Inc.	64,127	7,830,548
		38,315,817
Health Care Providers and Services — 3.4%
Anthem, Inc.	38,171	6,312,720
Cigna Corp.	26,432	3,872,024
UnitedHealth Group, Inc.	105,544	17,310,271
		27,495,015
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	65,498	3,358,737
Hotels, Restaurants and Leisure — 3.9%
Aramark	172,635	6,365,053
Cheesecake Factory, Inc. (The)	54,656	3,463,004
Churchill Downs, Inc.	38,108	6,053,456
Darden Restaurants, Inc.	104,748	8,764,265
McDonald's Corp.	12,414	1,608,979
Norwegian Cruise Line Holdings Ltd.(1)	34,854	1,768,143
Starbucks Corp.	64,788	3,782,971
		31,805,871
Household Durables — 0.5%
D.R. Horton, Inc.	130,582	4,349,686
Household Products — 2.0%
Kimberly-Clark Corp.	65,709	8,649,276
Spectrum Brands Holdings, Inc.	51,559	7,167,216
		15,816,492

Industrial Conglomerates — 1.1%
3M Co.	14,743	2,820,778
Carlisle Cos., Inc.	57,253	6,092,292
Honeywell International, Inc.	387	48,325
		8,961,395
Insurance — 1.0%
Aon plc	71,246	8,456,188
Internet and Direct Marketing Retail — 4.6%
Amazon.com, Inc.(1)	36,324	32,202,679
Shutterfly, Inc.(1)	93,636	4,521,682
		36,724,361
Internet Software and Services — 8.7%
Alphabet, Inc., Class A(1)	48,942	41,493,028
Facebook, Inc., Class A(1)	202,041	28,699,924
Stamps.com, Inc.(1)	2,037	241,079
		70,434,031
IT Services — 4.4%
Accenture plc, Class A	7,775	932,067
Automatic Data Processing, Inc.	31,908	3,267,060
Cardtronics plc(1)	9,639	450,623
CSG Systems International, Inc.	129,662	4,902,520
CSRA, Inc.	5,259	154,036
International Business Machines Corp.	80,044	13,938,862
Jack Henry & Associates, Inc.	69,457	6,466,447
Visa, Inc., Class A	60,096	5,340,732
		35,452,347
Leisure Products — 1.1%
Brunswick Corp.	128,791	7,882,009
Malibu Boats, Inc.(1)	7,791	174,908
MCBC Holdings, Inc.	44,505	719,646
		8,776,563
Life Sciences Tools and Services — 0.5%
Waters Corp.(1)	23,673	3,700,327
Machinery — 2.4%
Donaldson Co., Inc.	145,423	6,619,655
Ingersoll-Rand plc	98,748	8,030,187
Stanley Black & Decker, Inc.	23,733	3,153,404
Woodward, Inc.	21,767	1,478,415
		19,281,661
Media — 3.7%
Comcast Corp., Class A	139,780	5,254,330
MSG Networks, Inc., Class A(1)	63,733	1,488,166
Omnicom Group, Inc.	83,603	7,207,415
Twenty-First Century Fox, Inc., Class A	303,134	9,818,510
Walt Disney Co. (The)	54,770	6,210,370
		29,978,791
Metals and Mining — 0.8%
Steel Dynamics, Inc.	176,637	6,139,902
Multiline Retail — 1.0%
Dollar Tree, Inc.(1)	53,426	4,191,804
Nordstrom, Inc.	44,830	2,087,733
Target Corp.	27,113	1,496,367
		7,775,904

Oil, Gas and Consumable Fuels — 1.2%
Apache Corp.	59,754	3,070,758
ONEOK, Inc.	3,149	174,581
Williams Cos., Inc. (The)	217,037	6,422,125
		9,667,464
Personal Products — 0.5%
Nu Skin Enterprises, Inc., Class A	76,104	4,226,816
Pharmaceuticals — 2.8%
Allergan plc	38,213	9,129,850
Bristol-Myers Squibb Co.	9,864	536,405
Eli Lilly & Co.	153,884	12,943,183
		22,609,438
Professional Services†
TransUnion(1)	6,301	241,643
Real Estate Management and Development†
RMR Group, Inc. (The), Class A	3,026	149,787
Road and Rail — 0.9%
Union Pacific Corp.	65,571	6,945,280
Semiconductors and Semiconductor Equipment — 5.8%
Applied Materials, Inc.	246,742	9,598,264
Intel Corp.	231,031	8,333,288
KLA-Tencor Corp.	23,234	2,208,856
Lam Research Corp.	59,504	7,637,933
QUALCOMM, Inc.	103,825	5,953,326
Skyworks Solutions, Inc.	2,765	270,915
Texas Instruments, Inc.	155,302	12,511,129
		46,513,711
Software — 10.0%
Activision Blizzard, Inc.	104,770	5,223,832
Adobe Systems, Inc.(1)	90,817	11,818,016
Cadence Design Systems, Inc.(1)	9,260	290,764
Citrix Systems, Inc.(1)	75,213	6,272,012
Intuit, Inc.	33,545	3,890,884
Microsoft Corp.	561,652	36,990,401
SS&C Technologies Holdings, Inc.	68,569	2,427,343
Synopsys, Inc.(1)	90,097	6,498,697
VMware, Inc., Class A(1)	77,327	7,124,910
		80,536,859
Specialty Retail — 2.8%
Children's Place, Inc. (The)	58,659	7,042,013
Home Depot, Inc. (The)	70,633	10,371,043
Lowe's Cos., Inc.	47,366	3,893,959
Pier 1 Imports, Inc.	49,149	351,907
Ross Stores, Inc.	11,738	773,182
		22,432,104
Technology Hardware, Storage and Peripherals — 5.9%
Apple, Inc.	333,279	47,878,861
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)	171,107	6,188,940
Tobacco — 0.4%
Altria Group, Inc.	47,900	3,421,018

Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	3,807	476,065
TOTAL COMMON STOCKS (Cost $638,253,015)		802,220,346
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $1,712,283), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $1,677,480)		1,677,386
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/46, valued at $3,107,106), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $3,043,056)		3,043,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,928	2,928
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,723,314)		4,723,314
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $642,976,329)		806,943,660
OTHER ASSETS AND LIABILITIES†		(11,453)
TOTAL NET ASSETS — 100.0%		$806,932,207

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	802,220,346	—	—
Temporary Cash Investments	2,928	4,720,386	—
	802,223,274	4,720,386	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$644,601,571
Gross tax appreciation of investments	$166,826,586
Gross tax depreciation of investments	(4,484,497)
Net tax appreciation (depreciation) of investments	$162,342,089

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Plus Fund
(effective April 10, 2017, renamed AC Alternatives® Disciplined Long Short Fund)
March 31, 2017

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 127.9%
Aerospace and Defense — 3.1%
Aerojet Rocketdyne Holdings, Inc.(1)	16,526	358,614
Boeing Co. (The)(2)	4,104	725,834
Moog, Inc., Class A(1)	831	55,968
Sparton Corp.(1)	4,467	93,762
		1,234,178
Airlines — 0.4%
JetBlue Airways Corp.(1)	7,588	156,389
Auto Components — 1.3%
LCI Industries(2)	2,943	293,711
Stoneridge, Inc.(1)	12,379	224,555
		518,266
Automobiles — 0.8%
Harley-Davidson, Inc.	5,290	320,045
Beverages — 1.8%
Boston Beer Co., Inc. (The), Class A(1)	225	32,546
Coca-Cola Co. (The)	3,029	128,551
PepsiCo, Inc.(2)	5,042	563,998
		725,095
Biotechnology — 7.8%
AbbVie, Inc.	6,910	450,256
Alexion Pharmaceuticals, Inc.(1)	1,424	172,646
Amgen, Inc.	3,092	507,304
Biogen, Inc.(1)	1,081	295,567
Celgene Corp.(1)	3,344	416,094
ChemoCentryx, Inc.(1)	6,825	49,686
FibroGen, Inc.(1)	2,892	71,288
Genomic Health, Inc.(1)	785	24,720
Gilead Sciences, Inc.	5,763	391,423
Incyte Corp.(1)	1,203	160,805
Myriad Genetics, Inc.(1)	3,147	60,422
PharmAthene, Inc.	26,291	21,335
Regeneron Pharmaceuticals, Inc.(1)	503	194,917
Seres Therapeutics, Inc.(1)	8,443	95,153
Vertex Pharmaceuticals, Inc.(1)	1,839	201,095
		3,112,711
Building Products — 1.7%
Advanced Drainage Systems, Inc.	5,258	115,150
Apogee Enterprises, Inc.(2)	4,862	289,824
Continental Building Products, Inc.(1)	8,338	204,281
Lennox International, Inc.	356	59,559
		668,814
Capital Markets — 1.6%
Evercore Partners, Inc., Class A(2)	4,105	319,780
Greenhill & Co., Inc.(2)	10,151	297,424
		617,204
Chemicals — 5.9%
Air Products & Chemicals, Inc.	2,579	348,913

Celanese Corp., Series A	3,341	300,189
FMC Corp.	5,217	363,051
Koppers Holdings, Inc.(1)(2)	7,056	298,821
Monsanto Co.	963	109,012
NewMarket Corp.	282	127,811
OMNOVA Solutions, Inc.(1)	23,381	231,472
Trinseo SA	3,908	262,227
W.R. Grace & Co.(2)	4,331	301,914
		2,343,410
Commercial Services and Supplies — 2.8%
Brady Corp., Class A(2)	8,415	325,240
Knoll, Inc.	10,644	253,434
Quad/Graphics, Inc.	10,660	269,058
Steelcase, Inc., Class A	15,558	260,596
		1,108,328
Communications Equipment — 1.7%
Ciena Corp.(1)	11,322	267,312
Extreme Networks, Inc.(1)	54,555	409,708
		677,020
Construction and Engineering — 0.3%
Argan, Inc.	1,769	117,019
Construction Materials — 0.7%
Eagle Materials, Inc.(2)	3,022	293,557
Containers and Packaging — 0.6%
Berry Plastics Group, Inc.(1)	3,504	170,189
Sealed Air Corp.	1,282	55,870
		226,059
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	4,618	225,128
Electric Utilities — 0.3%
Spark Energy, Inc., Class A	4,334	138,471
Electrical Equipment — 0.9%
Generac Holdings, Inc.(1)	1,855	69,155
Rockwell Automation, Inc.	1,858	289,309
		358,464
Electronic Equipment, Instruments and Components — 0.5%
Zebra Technologies Corp., Class A(1)	2,176	198,560
Energy Equipment and Services — 0.2%
RigNet, Inc.(1)	3,267	70,077
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.(2)	2,576	313,087
Empire State Realty Trust, Inc.	8,924	184,192
Gaming and Leisure Properties, Inc.	4,441	148,418
		645,697
Food and Staples Retailing — 1.5%
CVS Health Corp.	5,533	434,341
Sysco Corp.	721	37,434
Walgreens Boots Alliance, Inc.	1,623	134,790
		606,565
Food Products — 3.2%
Blue Buffalo Pet Products, Inc.(1)	1,099	25,277
Campbell Soup Co.(2)	5,401	309,153
Dean Foods Co.	12,654	248,778

Fresh Del Monte Produce, Inc.	2,280	135,044
Omega Protein Corp.	12,278	246,174
Tyson Foods, Inc., Class A(2)	5,059	312,191
		1,276,617
Health Care Equipment and Supplies — 6.1%
Analogic Corp.	1,424	108,082
Becton Dickinson and Co.(2)	2,536	465,204
Boston Scientific Corp.(1)	9,599	238,727
C.R. Bard, Inc.(2)	1,547	384,491
Cooper Cos., Inc. (The)	144	28,784
Danaher Corp.(2)	3,928	335,962
Hologic, Inc.(1)	8,891	378,312
Masimo Corp.(1)	1,430	133,362
Orthofix International NV(1)	1,104	42,118
Utah Medical Products, Inc.	1,374	85,600
Zimmer Biomet Holdings, Inc.	1,809	220,897
		2,421,539
Health Care Providers and Services — 4.1%
Anthem, Inc.	2,019	333,902
Cigna Corp.	218	31,935
Laboratory Corp. of America Holdings(1)	794	113,915
UnitedHealth Group, Inc.(2)	5,179	849,408
WellCare Health Plans, Inc.(1)	2,200	308,462
		1,637,622
Health Care Technology — 0.8%
Medidata Solutions, Inc.(1)	5,761	332,352
Hotels, Restaurants and Leisure — 4.5%
Aramark(2)	8,499	313,358
Boyd Gaming Corp.(1)	4,247	93,476
Cheesecake Factory, Inc. (The)(2)	4,764	301,847
Churchill Downs, Inc.(2)	2,002	318,018
Darden Restaurants, Inc.	4,349	363,881
McDonald's Corp.	590	76,470
Norwegian Cruise Line Holdings Ltd.(1)	1,577	80,001
Penn National Gaming, Inc.(1)	13,590	250,464
		1,797,515
Household Durables — 0.5%
iRobot Corp.(1)	2,909	192,401
Household Products — 1.7%
Kimberly-Clark Corp.	2,702	355,664
Spectrum Brands Holdings, Inc.(2)	2,400	333,624
		689,288
Industrial Conglomerates — 1.1%
3M Co.	470	89,925
Carlisle Cos., Inc.	2,852	303,482
Honeywell International, Inc.	245	30,593
		424,000
Insurance — 1.0%
Aon plc	1,774	210,556
Crawford & Co., Class B	20,178	202,385
		412,941
Internet and Direct Marketing Retail — 4.2%
Amazon.com, Inc.(1)(2)	1,699	1,506,231

Shutterfly, Inc.(1)	2,892	139,655
		1,645,886
Internet Software and Services — 10.0%
Alphabet, Inc., Class A(1)(2)	2,341	1,984,700
Care.com, Inc.(1)	23,765	297,300
Facebook, Inc., Class A(1)(2)	9,821	1,395,073
GoDaddy, Inc., Class A(1)	5,977	226,528
Twitter, Inc.(1)	4,907	73,360
		3,976,961
IT Services — 6.4%
Accenture plc, Class A	2,301	275,844
Automatic Data Processing, Inc.	1,053	107,817
CSG Systems International, Inc.	5,689	215,101
EVERTEC, Inc.	4,470	71,073
First Data Corp., Class A(1)	7,778	120,559
Hackett Group, Inc. (The)	11,420	222,576
International Business Machines Corp.(2)	3,912	681,236
Jack Henry & Associates, Inc.	1,175	109,392
Teradata Corp.(1)	11,660	362,859
Travelport Worldwide Ltd.	7,689	90,499
Visa, Inc., Class A	3,261	289,805
		2,546,761
Leisure Products — 2.2%
Brunswick Corp.(2)	6,305	385,866
Malibu Boats, Inc.(1)	6,905	155,017
MCBC Holdings, Inc.	19,647	317,692
		858,575
Life Sciences Tools and Services — 0.7%
Luminex Corp.(2)	12,807	235,265
Waters Corp.(1)	165	25,791
		261,056
Machinery — 2.4%
Donaldson Co., Inc.	7,116	323,920
Hillenbrand, Inc.	1,063	38,109
Ingersoll-Rand plc(2)	1,829	148,734
Stanley Black & Decker, Inc.	435	57,799
Toro Co. (The)	5,590	349,151
Wabash National Corp.	2,438	50,442
		968,155
Media — 3.4%
Comcast Corp., Class A	7,964	299,367
Omnicom Group, Inc.	3,942	339,840
Twenty-First Century Fox, Inc., Class A	11,588	375,335
Walt Disney Co. (The)	2,930	332,233
		1,346,775
Metals and Mining — 1.3%
Steel Dynamics, Inc.	8,855	307,800
Worthington Industries, Inc.	4,234	190,911
		498,711
Multiline Retail — 0.4%
Dollar Tree, Inc.(1)	594	46,605
Nordstrom, Inc.	2,137	99,520
		146,125

Oil, Gas and Consumable Fuels — 2.4%
Apache Corp.	6,680	343,285
Cabot Oil & Gas Corp.	13,245	316,688
Panhandle Oil and Gas, Inc., Class A	7,557	145,094
Williams Cos., Inc. (The)	4,854	143,630
		948,697
Personal Products — 0.8%
Herbalife Ltd.(1)	2,885	167,734
Nu Skin Enterprises, Inc., Class A	2,458	136,517
		304,251
Pharmaceuticals — 4.3%
Allergan plc(2)	2,193	523,952
Bristol-Myers Squibb Co.	1,993	108,379
Eli Lilly & Co.(2)	6,900	580,359
Johnson & Johnson	2,297	286,091
SciClone Pharmaceuticals, Inc.(1)	20,694	202,801
		1,701,582
Professional Services — 1.5%
FTI Consulting, Inc.(1)(2)	6,570	270,487
Mistras Group, Inc.(1)(2)	13,569	290,105
TransUnion(1)	826	31,677
		592,269
Real Estate Management and Development — 0.8%
RMR Group, Inc. (The), Class A	6,436	318,582
Road and Rail — 0.8%
Union Pacific Corp.	3,161	334,813
Semiconductors and Semiconductor Equipment — 5.4%
Applied Materials, Inc.	11,817	459,681
Intel Corp.	9,574	345,334
KLA-Tencor Corp.	791	75,201
Lam Research Corp.	2,229	286,115
QUALCOMM, Inc.(2)	6,101	349,831
Synaptics, Inc.(1)	994	49,213
Texas Instruments, Inc.(2)	7,132	574,554
		2,139,929
Software — 9.4%
A10 Networks, Inc.(1)	13,168	120,487
Activision Blizzard, Inc.	6,126	305,442
Adobe Systems, Inc.(1)	4,288	557,998
Blackbaud, Inc.	811	62,179
Citrix Systems, Inc.(1)(2)	3,053	254,590
Electronic Arts, Inc.(1)	2,096	187,634
Manhattan Associates, Inc.(1)	872	45,388
Microsoft Corp.(2)	22,459	1,479,150
Red Hat, Inc.(1)	335	28,978
salesforce.com, Inc.(1)	2,174	179,333
Synopsys, Inc.(1)	1,710	123,342
VMware, Inc., Class A(1)(2)	4,094	377,221
		3,721,742
Specialty Retail — 3.7%
Chico's FAS, Inc.	14,582	207,064
Children's Place, Inc. (The)	2,291	275,035
Home Depot, Inc. (The)(2)	2,259	331,689

Lowe's Cos., Inc.	4,745	390,087
Party City Holdco, Inc.(1)	18,049	253,588
		1,457,463
Technology Hardware, Storage and Peripherals — 7.0%
Apple, Inc.(2)	19,217	2,760,714
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)	8,465	306,179
Tobacco — 0.5%
Altria Group, Inc.	2,644	188,834
Trading Companies and Distributors — 0.4%
BMC Stock Holdings, Inc.(1)	5,829	131,736
HD Supply Holdings, Inc.(1)	650	26,731
		158,467
TOTAL COMMON STOCKS (Cost $41,027,613)		50,727,859
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $247,995), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $242,955)		242,941
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/46, valued at $448,922), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $440,008)		440,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,151	1,151
TOTAL TEMPORARY CASH INVESTMENTS (Cost $684,092)		684,092
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.6% (Cost $41,711,705)		51,411,951
COMMON STOCKS SOLD SHORT — (29.6)%
Air Freight and Logistics — (0.7)%
Air Transport Services Group, Inc.	(18,028)	(289,349)
Auto Components — (0.1)%
Fox Factory Holding Corp.	(1,009)	(28,958)
Standard Motor Products, Inc.	(515)	(25,307)
		(54,265)
Beverages — (1.4)%
Craft Brew Alliance, Inc.	(17,808)	(237,737)
MGP Ingredients, Inc.	(5,713)	(309,816)
		(547,553)
Biotechnology — (0.9)%
ACADIA Pharmaceuticals, Inc.	(2,149)	(73,882)
Flexion Therapeutics, Inc.	(3,281)	(88,292)
Insmed, Inc.	(5,651)	(98,949)
Rigel Pharmaceuticals, Inc.	(27,987)	(92,637)
		(353,760)
Building Products — (0.6)%
AAON, Inc.	(2,322)	(82,082)
Griffon Corp.	(7,098)	(174,966)
		(257,048)
Capital Markets — (1.0)%
BGC Partners, Inc., Class A	(26,114)	(296,655)
Investment Technology Group, Inc.	(4,318)	(87,440)
		(384,095)
Chemicals — (0.7)%
Trecora Resources	(26,972)	(299,389)
Commercial Services and Supplies — (1.8)%
Clean Harbors, Inc.	(3,083)	(171,476)

Covanta Holding Corp.	(19,015)	(298,536)
KAR Auction Services, Inc.	(5,898)	(257,566)
		(727,578)
Communications Equipment — (1.1)%
Infinera Corp.	(26,469)	(270,778)
ShoreTel, Inc.	(28,795)	(177,089)
		(447,867)
Construction and Engineering — (1.4)%
Granite Construction, Inc.	(6,191)	(310,726)
Great Lakes Dredge & Dock Corp.	(61,396)	(245,584)
		(556,310)
Consumer Finance — (0.2)%
LendingClub Corp.	(12,445)	(68,323)
Distributors — (0.6)%
Core-Mark Holding Co., Inc.	(7,162)	(223,383)
Diversified Telecommunication Services — (0.1)%
Zayo Group Holdings, Inc.	(759)	(24,971)
Electrical Equipment — (0.1)%
AZZ, Inc.	(336)	(19,992)
Electronic Equipment, Instruments and Components — (0.6)%
Mesa Laboratories, Inc.	(1,871)	(229,572)
Equity Real Estate Investment Trusts (REITs) — (0.2)%
GEO Group, Inc. (The)	(1,967)	(91,210)
Food and Staples Retailing — (0.1)%
Smart & Final Stores, Inc.	(2,624)	(31,750)
Food Products — (0.9)%
Farmer Brothers Co.	(7,986)	(282,305)
Inventure Foods, Inc.	(19,308)	(85,341)
		(367,646)
Gas Utilities — (0.4)%
Chesapeake Utilities Corp.	(2,254)	(155,977)
Health Care Equipment and Supplies — (1.1)%
AxoGen, Inc.	(11,341)	(118,513)
Insulet Corp.	(6,536)	(281,636)
Spectranetics Corp. (The)	(1,310)	(38,154)
		(438,303)
Health Care Providers and Services — (2.5)%
Acadia Healthcare Co., Inc.	(4,320)	(188,352)
Capital Senior Living Corp.	(15,197)	(213,670)
Providence Service Corp. (The)	(7,859)	(349,254)
Select Medical Holdings Corp.	(17,347)	(231,582)
		(982,858)
Household Durables — (1.5)%
Cavco Industries, Inc.	(1,006)	(117,098)
Century Communities, Inc.	(9,743)	(247,472)
Universal Electronics, Inc.	(3,379)	(231,462)
		(596,032)
Insurance — (0.3)%
RLI Corp.	(1,804)	(108,276)
Internet and Direct Marketing Retail — (0.6)%
Gaia, Inc.	(11,011)	(109,560)
Overstock.com, Inc.	(6,557)	(112,780)
		(222,340)

Internet Software and Services — (0.5)%
Envestnet, Inc.	(5,642)	(182,237)
IT Services — (2.1)%
Broadridge Financial Solutions, Inc.	(970)	(65,912)
EPAM Systems, Inc.	(4,098)	(309,481)
Forrester Research, Inc.	(2,477)	(98,461)
PFSweb, Inc.	(4,385)	(28,634)
Virtusa Corp.	(10,542)	(318,579)
		(821,067)
Life Sciences Tools and Services — (0.1)%
ChromaDex Corp.	(17,327)	(46,610)
Machinery — (0.7)%
John Bean Technologies Corp.	(525)	(46,174)
Omega Flex, Inc.	(545)	(26,045)
Welbilt, Inc.	(10,257)	(201,345)
		(273,564)
Marine — (0.6)%
Matson, Inc.	(7,543)	(239,566)
Metals and Mining — (0.6)%
Century Aluminum Co.	(20,071)	(254,701)
Paper and Forest Products — (1.1)%
Boise Cascade Co.	(5,236)	(139,801)
Clearwater Paper Corp.	(5,522)	(309,232)
		(449,033)
Personal Products — (0.7)%
Coty, Inc., Class A	(15,539)	(281,722)
Pharmaceuticals — (1.6)%
Aerie Pharmaceuticals, Inc.	(1,975)	(89,566)
Catalent, Inc.	(2,146)	(60,775)
Heska Corp.	(490)	(51,440)
Medicines Co. (The)	(877)	(42,885)
Nektar Therapeutics	(12,318)	(289,104)
Paratek Pharmaceuticals, Inc.	(5,519)	(106,241)
		(640,011)
Professional Services — (0.4)%
Franklin Covey Co.	(5,721)	(115,564)
Hill International, Inc.	(13,483)	(55,955)
		(171,519)
Road and Rail — (0.1)%
Hertz Global Holdings, Inc.	(1,355)	(23,767)
Semiconductors and Semiconductor Equipment — (0.8)%
Cavium, Inc.	(4,546)	(325,766)
Software — (0.7)%
Pegasystems, Inc.	(6,040)	(264,854)
Technology Hardware, Storage and Peripherals — (0.1)%
Diebold Nixdorf, Inc.	(654)	(20,078)
Water Utilities — (0.6)%
California Water Service Group	(7,229)	(259,160)
TOTAL COMMON STOCKS SOLD SHORT — (29.6)% (Proceeds $11,238,063)		(11,731,502)
OTHER ASSETS AND LIABILITIES†		(11,663)
TOTAL NET ASSETS — 100.0%		$39,668,786

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $14,591,187.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	50,727,859	—	—
Temporary Cash Investments	1,151	682,941	—
	50,729,010	682,941	—

Liabilities
Securities Sold Short
Common Stocks	11,731,502	—	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$41,769,725
Gross tax appreciation of investments	$10,300,292
Gross tax depreciation of investments	(658,066)
Net tax appreciation (depreciation) of investments	9,642,226
Net tax appreciation (depreciation) on securities sold short	(515,905)
Net tax appreciation (depreciation)	$9,126,321

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Value Fund
March 31, 2017

Emerging Markets Value - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 89.2%
Brazil — 8.7%
Banco Bradesco SA Preference Shares	19,734	203,480
Braskem SA Preference Shares	1,500	15,270
Centrais Eletricas Brasileiras SA(1)	3,400	18,691
Cosan SA Industria e Comercio	5,900	73,029
EDP - Energias do Brasil SA	7,600	33,744
Equatorial Energia SA	5,300	99,546
Itau Unibanco Holding SA ADR	4,880	58,902
Petroleo Brasileiro SA Preference Shares ADR(1)	19,169	176,738
Qualicorp SA	3,300	20,935
Sul America SA	7,981	42,574
Transmissora Alianca de Energia Eletrica SA	4,100	30,057
Vale SA ADR	16,800	159,600
		932,566
Chile — 0.2%
Enersis Americas SA ADR	2,200	22,858
China — 24.6%
Agricultural Bank of China Ltd., H Shares	76,000	35,010
Air China Ltd., H Shares	60,000	48,562
Aluminum Corp. of China Ltd., H Shares(1)	164,000	80,190
Bank of China Ltd., H Shares	215,000	106,788
China Cinda Asset Management Co. Ltd., H Shares	115,000	44,689
China CITIC Bank Corp. Ltd., H Shares	168,000	111,330
China Communications Services Corp. Ltd., H Shares	154,000	100,863
China Construction Bank Corp., H Shares	506,000	406,936
China Everbright Ltd.	46,000	92,811
China Galaxy Securities Co. Ltd., H Shares	38,500	35,520
China Huarong Asset Management Co. Ltd., H Shares(1)	65,000	26,597
China Life Insurance Co. Ltd., H Shares	7,000	21,482
China Merchants Bank Co. Ltd., H Shares	23,500	62,140
China Mobile Ltd.	20,500	224,349
China Petroleum & Chemical Corp., H Shares	136,000	110,249
China Railway Group Ltd., H Shares	66,000	59,023
China Resources Land Ltd.	14,000	37,831
China Shenhua Energy Co. Ltd., H Shares	28,500	66,157
CNOOC Ltd.	7,000	8,359
Country Garden Holdings Co.	136,000	122,324
Great Wall Motor Co. Ltd., H Shares	42,000	47,829
Guangzhou Automobile Group Co. Ltd., H Shares	38,000	60,827
HengTen Networks Group Ltd.(1)	688,000	12,660
Huatai Securities Co. Ltd., H Shares	24,400	47,472
Industrial & Commercial Bank of China Ltd., H Shares	358,000	234,014
People's Insurance Co. Group of China Ltd. (The), H Shares	45,000	18,645
PICC Property & Casualty Co. Ltd., H Shares	46,000	70,910
Ping An Insurance Group Co. of China Ltd., H Shares	5,000	27,987
Shanghai Industrial Holdings Ltd.	5,000	14,701
Sinopec Engineering Group Co. Ltd., H Shares	72,500	74,445
Sinopec Shanghai Petrochemical Co. Ltd.	98,000	54,350

Sinotrans Ltd., H Shares	168,000	78,471
Sun Art Retail Group Ltd.	49,500	46,369
Tencent Holdings Ltd.	1,300	37,270
		2,627,160
Czech — 0.2%
O2 Czech Republic AS	2,253	25,172
India — 4.0%
HDFC Bank Ltd. ADR	1,300	97,786
ICICI Bank Ltd. ADR	11,800	101,480
Infosys Ltd. ADR	6,100	96,380
Reliance Industries Ltd. GDR(2)	2,740	110,422
Tata Motors Ltd. ADR	604	21,533
		427,601
Indonesia — 2.8%
Adaro Energy Tbk PT	171,800	22,562
Bank Negara Indonesia Persero Tbk PT	156,400	75,996
Bank Rakyat Indonesia Persero Tbk PT	79,900	77,798
PT Global Mediacom Tbk	517,900	20,210
PT Gudang Garam Tbk	10,100	49,664
PT Tower Bersama Infrastructure Tbk	89,500	36,605
Telekomunikasi Indonesia Persero Tbk PT	49,300	15,280
		298,115
Malaysia — 3.1%
AirAsia Bhd	90,900	64,496
Alliance Financial Group Bhd	85,600	78,917
Astro Malaysia Holdings Bhd	87,100	53,927
CIMB Group Holdings Bhd	28,900	36,374
Malayan Banking Bhd	38,600	77,802
Tenaga Nasional Bhd	7,100	22,011
		333,527
Mexico — 2.4%
America Movil SAB de CV, Series L ADR	2,800	39,676
Cemex SAB de CV ADR(1)	5,308	48,144
Grupo Financiero Santander Mexico SAB de CV ADR	8,800	79,464
Grupo Mexico SAB de CV	24,200	72,604
OHL Mexico SAB de CV	8,055	11,384
		251,272
Peru — 0.5%
Credicorp Ltd.	300	48,990
Philippines — 0.9%
Alliance Global Group, Inc.	84,200	21,279
Ayala Corp.	1,560	26,272
GT Capital Holdings, Inc.	2,255	51,459
		99,010
Poland — 2.2%
Cyfrowy Polsat SA(1)	10,590	64,623
Grupa Lotos SA(1)	7,734	106,541
Polski Koncern Naftowy Orlen SA	2,533	63,873
		235,037
Qatar — 0.2%
Barwa Real Estate Co.	2,234	21,941
Russia — 3.8%
Alrosa PJSC	20,600	33,354

Gazprom PJSC ADR	2,825	12,628
Inter RAO UES PJSC	1,362,000	96,274
LUKOIL PJSC ADR	3,192	169,048
Moscow Exchange MICEX-RTS PJSC	18,200	36,366
RusHydro PJSC	3,628,000	60,353
		408,023
South Africa — 6.3%
AngloGold Ashanti Ltd. ADR	1,508	16,241
Barloworld Ltd.	6,990	62,156
FirstRand Ltd.	20,657	71,381
Imperial Holdings Ltd.	2,779	34,178
Liberty Holdings Ltd.	7,209	58,166
Nedbank Group Ltd.	4,387	78,968
Sappi Ltd.	14,998	101,874
Standard Bank Group Ltd.	11,323	121,322
Telkom SA SOC Ltd.	5,291	29,590
Vodacom Group Ltd.	8,415	95,338
		669,214
South Korea — 15.1%
Hanwha Chemical Corp.	1,200	28,329
Hanwha Corp.	1,350	43,338
Hyosung Corp.	739	89,542
Hyundai Development Co-Engineering & Construction	1,639	59,577
Hyundai Heavy Industries Co. Ltd.(1)	297	43,821
Hyundai Mobis Co. Ltd.	616	132,476
Hyundai Motor Co. Preference Shares	357	31,700
KB Financial Group, Inc.	2,267	99,332
Korea Electric Power Corp.	392	16,282
Korean Air Lines Co. Ltd.(1)	1,134	31,993
LG Electronics, Inc.	1,437	87,250
LG Uplus Corp.	7,935	101,467
Lotte Chemical Corp.	174	57,647
POSCO	299	77,805
Samsung Electronics Co. Ltd. Preference Shares	35	50,170
Samsung Electronics Co. Ltd.	157	289,207
SK Hynix, Inc.	1,442	65,118
SK Innovation Co. Ltd.	884	131,616
SK Telecom Co. Ltd.	455	102,531
Woori Bank	6,417	74,596
		1,613,797
Taiwan — 11.5%
Cathay Financial Holding Co. Ltd.	57,300	91,967
China Life Insurance Co. Ltd.	65,000	64,266
Formosa Chemicals & Fibre Corp.	37,000	115,113
Formosa Petrochemical Corp.	20,000	69,869
Fubon Financial Holding Co. Ltd.	51,000	83,200
Highwealth Construction Corp.	49,400	86,777
Hon Hai Precision Industry Co. Ltd.	51,149	153,401
Lite-On Technology Corp.	70,129	120,878
Micro-Star International Co. Ltd.	23,000	53,516
Quanta Computer, Inc.	34,000	69,137
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,300	75,532
Uni-President Enterprises Corp.	27,000	50,632

Wistron Corp.	102,000	93,453
WPG Holdings Ltd.	74,000	92,919
		1,220,660
Thailand — 0.4%
Bangkok Bank PCL	4,000	21,651
Siam Cement PCL (The)	1,000	15,715
		37,366
Turkey — 1.1%
Arcelik AS	11,054	68,919
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	27,614	22,034
Tupras Turkiye Petrol Rafinerileri AS	1,164	28,888
		119,841
United Arab Emirates — 0.6%
Dubai Islamic Bank PJSC	42,504	64,754
United Kingdom — 0.6%
Vedanta Resources plc	6,133	62,241
TOTAL COMMON STOCKS (Cost $8,456,822)		9,519,145
EXCHANGE-TRADED FUNDS — 8.8%
iShares MSCI Emerging Markets ETF	7,282	286,838
iShares MSCI India ETF	15,059	474,132
iShares MSCI Thailand Capped ETF	2,230	173,918
TOTAL EXCHANGE-TRADED FUNDS (Cost $844,440)		934,888
TEMPORARY CASH INVESTMENTS — 2.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $111,739), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $109,468)		109,462
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $203,323), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $198,004)		198,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	770	770
TOTAL TEMPORARY CASH INVESTMENTS (Cost $308,232)		308,232
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $9,609,494)		10,762,265
OTHER ASSETS AND LIABILITIES — (0.9)%		(95,643)
TOTAL NET ASSETS — 100.0%		$10,666,622

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	30.4%
Information Technology	11.2%
Energy	10.8%
Materials	9.8%
Telecommunication Services	7.3%
Consumer Discretionary	5.8%
Industrials	5.8%
Utilities	3.8%
Real Estate	2.7%
Consumer Staples	1.4%
Health Care	0.2%
Exchange-Traded Funds	8.8%
Cash and Equivalents*	2.0%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $110,422, which represented 1.0% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	395,240	537,326	—
Chile	22,858	—	—
India	317,179	110,422	—
Mexico	167,284	83,988	—
Peru	48,990	—	—
South Africa	16,241	652,973	—
Taiwan	75,532	1,145,128	—
Other Countries	—	5,945,984	—
Exchange-Traded Funds	934,888	—	—
Temporary Cash Investments	770	307,462	—
	1,978,982	8,783,283	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,630,431
Gross tax appreciation of investments	$1,231,394
Gross tax depreciation of investments	(99,560)
Net tax appreciation (depreciation) of investments	$1,131,834

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
March 31, 2017

Equity Growth - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 2.4%
Boeing Co. (The)	229,778	40,638,537
United Technologies Corp.	323,833	36,337,301
		76,975,838
Airlines — 0.7%
Hawaiian Holdings, Inc.(1)	74,442	3,457,831
JetBlue Airways Corp.(1)	230,233	4,745,102
United Continental Holdings, Inc.(1)	217,481	15,362,858
		23,565,791
Auto Components — 1.2%
Delphi Automotive plc	177,765	14,308,305
LCI Industries	26,875	2,682,125
Lear Corp.	126,567	17,919,356
Tenneco, Inc.	32,223	2,011,359
		36,921,145
Automobiles — 0.9%
Ford Motor Co.	2,464,730	28,689,457
Banks — 3.9%
Bank of America Corp.	446,552	10,534,162
BB&T Corp.	617,757	27,613,738
Citigroup, Inc.	732,326	43,807,741
East West Bancorp, Inc.	62,130	3,206,529
JPMorgan Chase & Co.	245,919	21,601,525
Valley National Bancorp	261,514	3,085,865
Wells Fargo & Co.	249,499	13,887,115
		123,736,675
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(1)	15,720	2,273,898
Coca-Cola Co. (The)	31,666	1,343,905
PepsiCo, Inc.	34,142	3,819,124
		7,436,927
Biotechnology — 5.2%
AbbVie, Inc.	619,226	40,348,766
Amgen, Inc.	277,823	45,582,420
Biogen, Inc.(1)	76,350	20,875,617
Celgene Corp.(1)	295,022	36,709,587
Gilead Sciences, Inc.	308,776	20,972,066
		164,488,456
Building Products — 0.9%
Owens Corning	386,085	23,694,037
USG Corp.(1)	118,710	3,774,978
		27,469,015
Capital Markets — 2.9%
Eaton Vance Corp.	332,076	14,930,137
Evercore Partners, Inc., Class A	288,994	22,512,633
Franklin Resources, Inc.	361,743	15,243,850
Goldman Sachs Group, Inc. (The)	164,402	37,766,427

Thomson Reuters Corp.	20,432	883,275
		91,336,322
Chemicals — 3.4%
Air Products & Chemicals, Inc.	212,795	28,789,036
Cabot Corp.	450,080	26,964,293
Celanese Corp., Series A	30,491	2,739,616
Dow Chemical Co. (The)	170,809	10,853,204
E.I. du Pont de Nemours & Co.	139,374	11,195,913
FMC Corp.	265,774	18,495,213
Monsanto Co.	67,216	7,608,851
		106,646,126
Commercial Services and Supplies — 0.5%
Waste Management, Inc.	207,016	15,095,607
Communications Equipment — 1.6%
Cisco Systems, Inc.	1,482,440	50,106,472
Consumer Finance — 0.3%
Ally Financial, Inc.	107,485	2,185,170
OneMain Holdings, Inc.(1)	58,697	1,458,621
Synchrony Financial	192,837	6,614,309
		10,258,100
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	141,664	23,612,556
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	525,081	21,817,116
Verizon Communications, Inc.	175,490	8,555,137
		30,372,253
Electric Utilities — 0.3%
ALLETE, Inc.	22,925	1,552,252
FirstEnergy Corp.	287,687	9,154,200
		10,706,452
Electrical Equipment — 0.7%
Eaton Corp. plc	302,851	22,456,402
Energy Equipment and Services — 2.7%
Baker Hughes, Inc.	411,340	24,606,359
Dril-Quip, Inc.(1)	342,682	18,693,303
Helmerich & Payne, Inc.	345,177	22,978,433
Rowan Cos. plc(1)	180,172	2,807,080
Schlumberger Ltd.	189,099	14,768,632
TechnipFMC plc(1)	73,256	2,380,820
		86,234,627
Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	283,674	34,477,738
Care Capital Properties, Inc.	247,325	6,645,623
DuPont Fabros Technology, Inc.	93,074	4,615,540
Empire State Realty Trust, Inc.	111,955	2,310,751
Gaming and Leisure Properties, Inc.	28,654	957,617
Lamar Advertising Co., Class A	32,800	2,451,472
Medical Properties Trust, Inc.	79,077	1,019,302
WP Carey, Inc.	390,442	24,293,301
		76,771,344
Food and Staples Retailing — 2.5%
CVS Health Corp.	431,242	33,852,497
Wal-Mart Stores, Inc.	576,855	41,579,708

Walgreens Boots Alliance, Inc.	46,451	3,857,756
		79,289,961
Food Products — 2.3%
Bunge Ltd.	245,649	19,470,140
Campbell Soup Co.	365,662	20,930,493
Dean Foods Co.	206,042	4,050,785
J.M. Smucker Co. (The)	24,576	3,221,422
Tyson Foods, Inc., Class A	429,121	26,481,057
		74,153,897
Gas Utilities — 0.5%
National Fuel Gas Co.	260,374	15,523,498
Health Care Equipment and Supplies — 4.5%
Becton Dickinson and Co.	161,773	29,675,639
C.R. Bard, Inc.	37,102	9,221,331
Cooper Cos., Inc. (The)	19,751	3,948,027
Danaher Corp.	97,231	8,316,168
Hologic, Inc.(1)	588,585	25,044,292
Medtronic plc	502,891	40,512,899
Zimmer Biomet Holdings, Inc.	228,664	27,922,161
		144,640,517
Health Care Providers and Services — 1.8%
Anthem, Inc.	34,281	5,669,392
HealthSouth Corp.	42,115	1,802,943
UnitedHealth Group, Inc.	294,931	48,371,633
		55,843,968
Hotels, Restaurants and Leisure — 1.9%
Carnival Corp.	483,296	28,470,967
Darden Restaurants, Inc.	383,503	32,087,696
		60,558,663
Household Durables — 0.2%
Garmin Ltd.	95,680	4,890,205
Household Products — 2.0%
Kimberly-Clark Corp.	210,317	27,684,027
Procter & Gamble Co. (The)	135,214	12,148,978
Spectrum Brands Holdings, Inc.	182,440	25,360,984
		65,193,989
Industrial Conglomerates — 2.5%
3M Co.	212,742	40,703,927
Carlisle Cos., Inc.	218,775	23,279,848
General Electric Co.	550,647	16,409,280
		80,393,055
Insurance — 2.9%
Aflac, Inc.	397,212	28,766,093
American Financial Group, Inc.	25,541	2,437,122
Everest Re Group Ltd.	36,425	8,516,530
FNF Group	348,100	13,555,014
Lincoln National Corp.	52,956	3,465,970
Old Republic International Corp.	361,581	7,405,179
Reinsurance Group of America, Inc.	146,107	18,552,667
Validus Holdings Ltd.	169,900	9,580,661
		92,279,236
Internet and Direct Marketing Retail — 2.5%
Amazon.com, Inc.(1)	88,023	78,035,910

Internet Software and Services — 5.6%
Alphabet, Inc., Class A(1)	120,190	101,897,082
Facebook, Inc., Class A(1)	532,632	75,660,376
		177,557,458
IT Services — 1.5%
International Business Machines Corp.	277,065	48,248,099
Leisure Products — 0.8%
Brunswick Corp.	392,965	24,049,458
Life Sciences Tools and Services — 0.2%
Waters Corp.(1)	32,233	5,038,340
Machinery — 3.3%
Cummins, Inc.	142,945	21,613,284
Fortive Corp.	46,751	2,815,345
Ingersoll-Rand plc	374,707	30,471,173
Oshkosh Corp.	145,445	9,976,073
Parker-Hannifin Corp.	30,382	4,870,842
Snap-on, Inc.	73,615	12,416,642
Timken Co. (The)	120,289	5,437,063
Toro Co. (The)	285,608	17,839,076
		105,439,498
Media — 2.0%
MSG Networks, Inc., Class A(1)	146,997	3,432,380
Omnicom Group, Inc.	308,601	26,604,492
Twenty-First Century Fox, Inc., Class A	1,023,074	33,137,367
		63,174,239
Metals and Mining — 1.9%
Barrick Gold Corp.	1,392,387	26,441,429
Nucor Corp.	439,454	26,244,193
Reliance Steel & Aluminum Co.	97,862	7,830,917
		60,516,539
Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	435,844	12,016,219
Oil, Gas and Consumable Fuels — 3.0%
Cabot Oil & Gas Corp.	113,008	2,702,021
Chevron Corp.	72,920	7,829,420
Devon Energy Corp.	41,088	1,714,191
Exxon Mobil Corp.	342,797	28,112,782
Kinder Morgan, Inc.	913,108	19,850,968
ONEOK, Inc.	137,524	7,624,331
Williams Cos., Inc. (The)	936,164	27,701,093
		95,534,806
Personal Products — 0.1%
Nu Skin Enterprises, Inc., Class A	39,252	2,180,056
Pharmaceuticals — 4.0%
Johnson & Johnson	471,548	58,731,303
Merck & Co., Inc.	800,373	50,855,701
Pfizer, Inc.	535,378	18,315,281
		127,902,285
Professional Services — 0.1%
FTI Consulting, Inc.(1)	76,465	3,148,064
Real Estate Management and Development — 0.2%
Realogy Holdings Corp.	232,005	6,911,429

Road and Rail — 1.1%
Union Pacific Corp.	344,522	36,491,770
Semiconductors and Semiconductor Equipment — 5.1%
Applied Materials, Inc.	837,431	32,576,066
Broadcom Ltd.	22,181	4,856,752
Intel Corp.	1,376,268	49,641,986
Lam Research Corp.	59,828	7,679,522
QUALCOMM, Inc.	579,432	33,224,631
Texas Instruments, Inc.	430,164	34,654,012
		162,632,969
Software — 6.9%
Activision Blizzard, Inc.	33,773	1,683,922
Adobe Systems, Inc.(1)	250,789	32,635,173
Intuit, Inc.	99,742	11,569,075
Microsoft Corp.	1,534,382	101,054,398
Oracle Corp. (New York)	920,575	41,066,851
Synopsys, Inc.(1)	36,888	2,660,731
VMware, Inc., Class A(1)	327,485	30,174,468
		220,844,618
Specialty Retail — 2.0%
Best Buy Co., Inc.	558,081	27,429,681
Lowe's Cos., Inc.	396,312	32,580,810
Urban Outfitters, Inc.(1)	162,744	3,866,797
		63,877,288
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	715,579	102,800,079
Thrifts and Mortgage Finance — 0.9%
Essent Group Ltd.(1)	749,584	27,112,453
TOTAL COMMON STOCKS (Cost $2,451,548,082)		3,109,158,131
EXCHANGE-TRADED FUNDS — 1.0%
SPDR S&P Bank ETF (Cost $31,902,822)	737,104	31,680,730
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $9,135,454), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $8,949,768)		8,949,268
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $16,564,007), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $16,239,298)		16,239,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,608	11,608
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,199,876)		25,199,876
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $2,508,650,780)		3,166,038,737
OTHER ASSETS AND LIABILITIES — 0.4%		12,420,690
TOTAL NET ASSETS — 100.0%		$3,178,459,427

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,109,158,131	—	—
Exchange-Traded Funds	31,680,730	—	—
Temporary Cash Investments	11,608	25,188,268	—
	3,140,850,469	25,188,268	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,515,034,313
Gross tax appreciation of investments	$680,421,111
Gross tax depreciation of investments	(29,416,687)
Net tax appreciation (depreciation) of investments	$651,004,424

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
March 31, 2017

Global Gold - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Australia — 11.7%
Evolution Mining Ltd.	1,988,700	3,234,808
Gold Road Resources Ltd.(1)	5,909,090	2,497,292
Newcrest Mining Ltd.	1,477,513	25,394,547
Northern Star Resources Ltd.	1,388,400	4,360,709
OZ Minerals Ltd.	66,700	398,733
Ramelius Resources Ltd.(1)	2,049,200	804,770
Regis Resources Ltd.	2,022,000	5,158,742
Resolute Mining Ltd.	2,180,100	2,203,170
St. Barbara Ltd.(1)	1,623,400	2,993,421
		47,046,192
Canada — 55.5%
Agnico Eagle Mines Ltd. (New York )	192,600	8,173,944
Agnico-Eagle Mines Ltd.	429,366	18,216,212
Alacer Gold Corp.(1)	403,000	815,182
Alamos Gold, Inc., Class A	490,600	3,939,999
B2Gold Corp.(1)	2,443,782	6,964,645
Barrick Gold Corp.	2,556,812	48,553,860
Centerra Gold, Inc.	452,200	2,601,293
Continental Gold, Inc.(1)	621,000	1,872,550
Detour Gold Corp.(1)	688,901	7,894,763
Eldorado Gold Corp.	444,400	1,520,487
Endeavour Mining Corp.(1)	155,500	3,016,806
First Majestic Silver Corp.(1)	102,400	830,843
First Majestic Silver Corp. (New York)(1)	45,400	368,648
Franco-Nevada Corp.	193,294	12,662,912
GoGold Resources, Inc.(1)	5,526,925	2,826,115
Gold Standard Ventures Corp.(1)	788,500	1,703,160
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $4,104,046)(1)(2)	5,877,162	12,727,922
Goldcorp, Inc.	1,193,376	17,409,102
Goldcorp, Inc. (New York)	39,500	576,305
Guyana Goldfields, Inc.(1)	1,621,621	8,767,496
IAMGOLD Corp.(1)	341,519	1,366,230
Kinross Gold Corp.(1)	930,152	3,280,380
Kinross Gold Corp. (New York)(1)	1,924,857	6,756,248
Lucara Diamond Corp.	357,700	831,141
MAG Silver Corp.(1)	264,100	3,457,519
New Gold, Inc.(1)	459,200	1,370,849
OceanaGold Corp.	1,559,053	4,619,069
Orezone Gold Corp.(1)	5,400,000	2,233,335
Pan American Silver Corp.	78,270	1,370,174
Pan American Silver Corp. (NASDAQ)	145,300	2,545,656
Roxgold, Inc.(1)	3,696,900	3,836,314
Sandstorm Gold Ltd.(1)	345,000	1,483,927
SEMAFO, Inc.(1)	1,463,100	4,411,799
Silver Standard Resources, Inc.(1)	96,700	1,025,987
Silver Wheaton Corp.	591,700	12,331,028
Silvercorp Metals, Inc.	382,400	1,328,487

Tahoe Resources, Inc.	412,200	3,310,370
Torex Gold Resources, Inc.(1)	50,429	994,284
Yamana Gold, Inc.	838,422	2,313,801
Yamana Gold, Inc. (New York)	1,252,081	3,455,744
		223,764,586
China — 1.0%
Zhaojin Mining Industry Co. Ltd.	1,406,500	1,234,115
Zijin Mining Group Co. Ltd., H Shares	7,992,000	2,960,819
		4,194,934
Japan — 0.1%
Asahi Holdings, Inc.	20,300	368,253
Mexico — 0.8%
Industrias Penoles SAB de CV	133,100	3,426,700
Peru — 2.3%
Cia de Minas Buenaventura SAA ADR	784,700	9,447,788
Russia — 0.6%
Alrosa PJSC	1,458,000	2,357,201
South Africa — 5.6%
Anglo American Platinum Ltd.(1)	49,400	1,125,964
AngloGold Ashanti Ltd.	225,302	2,415,835
AngloGold Ashanti Ltd. ADR	578,676	6,232,341
Gold Fields Ltd.	1,638,310	5,737,451
Harmony Gold Mining Co. Ltd.	573,950	1,386,584
Harmony Gold Mining Co. Ltd. ADR	732,300	1,794,135
Sibanye Gold Ltd. ADR	455,900	4,016,479
		22,708,789
United Kingdom — 7.4%
Acacia Mining plc	57,100	320,469
Centamin plc	2,672,700	5,774,871
Fresnillo plc	127,003	2,464,009
Randgold Resources Ltd. ADR	242,900	21,200,312
		29,759,661
United States — 13.5%
Coeur Mining, Inc.(1)	369,559	2,986,037
Hecla Mining Co.	513,475	2,716,283
McEwen Mining, Inc.	947,600	2,880,704
Newmont Mining Corp.	1,191,214	39,262,413
Royal Gold, Inc.	95,621	6,698,251
		54,543,688
TOTAL COMMON STOCKS (Cost $304,305,182)		397,617,792
EXCHANGE-TRADED FUNDS — 1.3%
VanEck Vectors Junior Gold Miners ETF	44,100	1,586,718
VanEck Vectors Gold Miners ETF	163,900	3,738,559
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,686,225)		5,325,277
WARRANTS†
Canada†
Sandstorm Gold Ltd.(1) (Cost $—)	115,000	2,162

TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $536,858), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $525,946)	525,917
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $975,951), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $954,017)	954,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,479,917)	1,479,917
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $311,471,324)	404,425,148
OTHER ASSETS AND LIABILITIES — (0.2)%	(936,450)
TOTAL NET ASSETS — 100.0%	$403,488,698

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $12,727,922, which represented 3.2% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	85,490,580	138,274,006	—
Peru	9,447,788	—	—
South Africa	12,042,955	10,665,834	—
United Kingdom	21,200,312	8,559,349	—
United States	54,543,688	—	—
Other Countries	—	57,393,280	—
Exchange-Traded Funds	5,325,277	—	—
Warrants	—	2,162	—
Temporary Cash Investments	—	1,479,917	—
	188,050,600	216,374,548	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended March 31, 2017 follows:

Company	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Dividend Income ($)	Ending Value ($)
Orezone Gold Corp.(1)(2)	5,470,800	—	302,744	29,351	—	(1)

(1) Company was not an affiliate at March 31, 2017.
(2) Non-income producing.

4. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$355,449,505
Gross tax appreciation of investments	$88,126,510
Gross tax depreciation of investments	(39,150,867)
Net tax appreciation (depreciation) of investments	$48,975,643

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Income & Growth Fund
March 31, 2017

Income & Growth - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 2.5%
Boeing Co. (The)	149,177	26,383,444
United Technologies Corp.	223,847	25,117,872
		51,501,316
Automobiles — 0.9%
Ford Motor Co.	1,659,466	19,316,184
Banks — 4.1%
Bank of America Corp.	333,841	7,875,309
BB&T Corp.	488,736	21,846,499
Citigroup, Inc.	325,887	19,494,560
East West Bancorp, Inc.	11,482	592,586
JPMorgan Chase & Co.	164,377	14,438,876
U.S. Bancorp	140,345	7,227,767
Valley National Bancorp	354,072	4,178,050
Wells Fargo & Co.	155,936	8,679,398
		84,333,045
Beverages — 0.2%
Coca-Cola Co. (The)	28,181	1,196,001
PepsiCo, Inc.	17,987	2,012,026
		3,208,027
Biotechnology — 4.1%
AbbVie, Inc.	451,566	29,424,041
Amgen, Inc.	189,680	31,120,798
Gilead Sciences, Inc.	373,320	25,355,894
		85,900,733
Capital Markets — 2.1%
Ameriprise Financial, Inc.	3,340	433,131
Eaton Vance Corp.	263,387	11,841,880
Franklin Resources, Inc.	319,260	13,453,616
Morgan Stanley	56,927	2,438,753
Thomson Reuters Corp.	339,599	14,680,865
		42,848,245
Chemicals — 3.1%
Air Products & Chemicals, Inc.	132,726	17,956,500
Cabot Corp.	222,659	13,339,501
Dow Chemical Co. (The)	113,014	7,180,910
Eastman Chemical Co.	245,703	19,852,802
Monsanto Co.	45,919	5,198,031
		63,527,744
Commercial Services and Supplies — 0.9%
Waste Management, Inc.	259,510	18,923,469
Communications Equipment — 1.6%
Cisco Systems, Inc.	962,504	32,532,635
Consumer Finance — 0.4%
Synchrony Financial	231,959	7,956,194
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	85,040	14,174,467

Diversified Telecommunication Services — 3.8%
AT&T, Inc.	1,044,148	43,384,350
Verizon Communications, Inc.	741,599	36,152,951
		79,537,301
Electric Utilities — 1.5%
ALLETE, Inc.	48,706	3,297,883
Great Plains Energy, Inc.	278,550	8,139,231
PPL Corp.	529,636	19,803,090
		31,240,204
Electrical Equipment — 0.5%
Emerson Electric Co.	184,997	11,073,920
Electronic Equipment, Instruments and Components — 1.5%
Corning, Inc.	383,214	10,346,778
TE Connectivity Ltd.	279,412	20,830,165
		31,176,943
Energy Equipment and Services — 3.0%
Baker Hughes, Inc.	347,326	20,777,041
Helmerich & Payne, Inc.	237,473	15,808,578
Schlumberger Ltd.	341,350	26,659,435
		63,245,054
Equity Real Estate Investment Trusts (REITs) — 4.1%
CBL & Associates Properties, Inc.	182,170	1,737,902
Digital Realty Trust, Inc.	20,649	2,196,847
Hospitality Properties Trust	330,012	10,405,278
Lexington Realty Trust	705,136	7,037,257
Omega Healthcare Investors, Inc.	503,769	16,619,339
Select Income REIT	614,384	15,844,964
Senior Housing Properties Trust	69,944	1,416,366
Spirit Realty Capital, Inc.	1,158,620	11,736,821
Washington Prime Group, Inc.	342,427	2,975,691
WP Carey, Inc.	258,701	16,096,376
		86,066,841
Food and Staples Retailing — 1.6%
CVS Health Corp.	36,152	2,837,932
Wal-Mart Stores, Inc.	414,030	29,843,282
		32,681,214
Food Products — 1.3%
Bunge Ltd.	127,185	10,080,683
Tyson Foods, Inc., Class A	277,802	17,143,162
		27,223,845
Gas Utilities — 0.2%
National Fuel Gas Co.	61,616	3,673,546
Health Care Equipment and Supplies — 2.6%
Becton Dickinson and Co.	111,599	20,471,721
Medtronic plc	361,729	29,140,888
ResMed, Inc.	35,384	2,546,586
Zimmer Biomet Holdings, Inc.	23,528	2,873,004
		55,032,199
Health Care Providers and Services — 1.5%
Anthem, Inc.	91,073	15,061,653
UnitedHealth Group, Inc.	94,542	15,505,833
		30,567,486

Hotels, Restaurants and Leisure — 2.1%
Carnival Corp.	374,378	22,054,608
Darden Restaurants, Inc.	266,374	22,287,513
		44,342,121
Household Durables — 1.3%
Garmin Ltd.	330,949	16,914,803
Tupperware Brands Corp.	146,972	9,218,084
		26,132,887
Household Products — 1.5%
Kimberly-Clark Corp.	174,156	22,924,154
Procter & Gamble Co. (The)	89,568	8,047,685
		30,971,839
Industrial Conglomerates — 2.0%
3M Co.	151,795	29,042,937
Carlisle Cos., Inc.	11,299	1,202,327
General Electric Co.	364,774	10,870,265
		41,115,529
Insurance — 2.5%
Aflac, Inc.	265,873	19,254,523
Principal Financial Group, Inc.	106,846	6,743,051
Prudential Financial, Inc.	176,030	18,778,880
Reinsurance Group of America, Inc.	51,229	6,505,059
		51,281,513
Internet and Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	24,747	21,939,205
Internet Software and Services — 3.9%
Alphabet, Inc., Class A(1)	65,512	55,541,073
Alphabet, Inc., Class C(1)	12,380	10,269,953
Facebook, Inc., Class A(1)	104,412	14,831,725
		80,642,751
IT Services — 2.2%
International Business Machines Corp.	177,106	30,841,239
Western Union Co. (The)	680,054	13,839,099
		44,680,338
Machinery — 3.6%
Cummins, Inc.	140,632	21,263,558
Ingersoll-Rand plc	224,317	18,241,459
Parker-Hannifin Corp.	107,313	17,204,420
Timken Co. (The)	418,424	18,912,765
		75,622,202
Media — 0.7%
Comcast Corp., Class A	18,726	703,910
Omnicom Group, Inc.	91,436	7,882,698
Twenty-First Century Fox, Inc., Class A	192,515	6,235,561
		14,822,169
Metals and Mining — 1.2%
Nucor Corp.	292,515	17,468,996
Reliance Steel & Aluminum Co.	88,362	7,070,727
		24,539,723
Multi-Utilities — 0.9%
CenterPoint Energy, Inc.	697,974	19,243,143
Multiline Retail — 2.1%
Kohl's Corp.	310,804	12,373,107

Nordstrom, Inc.	375,748	17,498,584
Target Corp.	266,008	14,680,982
		44,552,673
Oil, Gas and Consumable Fuels — 3.4%
Apache Corp.	113,588	5,837,287
Chevron Corp.	48,173	5,172,335
Exxon Mobil Corp.	230,935	18,938,980
Kinder Morgan, Inc.	934,245	20,310,486
Occidental Petroleum Corp.	322,147	20,411,234
		70,670,322
Pharmaceuticals — 6.6%
Eli Lilly & Co.	119,046	10,012,959
Johnson & Johnson	428,105	53,320,478
Merck & Co., Inc.	555,746	35,312,101
Pfizer, Inc.	1,127,873	38,584,535
		137,230,073
Road and Rail — 1.2%
Union Pacific Corp.	226,320	23,971,814
Semiconductors and Semiconductor Equipment — 5.8%
Analog Devices, Inc.	156,784	12,848,449
Applied Materials, Inc.	531,920	20,691,688
Intel Corp.	956,289	34,493,344
KLA-Tencor Corp.	54,024	5,136,062
Maxim Integrated Products, Inc.	82,220	3,696,611
QUALCOMM, Inc.	370,851	21,264,596
Texas Instruments, Inc.	290,485	23,401,472
		121,532,222
Software — 5.2%
CA, Inc.	523,769	16,613,953
Microsoft Corp.	1,099,529	72,414,980
Oracle Corp. (New York)	436,301	19,463,387
		108,492,320
Specialty Retail — 2.4%
American Eagle Outfitters, Inc.	571,414	8,016,938
Best Buy Co., Inc.	423,600	20,819,940
Lowe's Cos., Inc.	252,674	20,772,330
		49,609,208
Technology Hardware, Storage and Peripherals — 5.6%
Apple, Inc.	548,681	78,823,512
HP, Inc.	1,304,623	23,326,659
Seagate Technology plc	321,205	14,752,946
		116,903,117
Thrifts and Mortgage Finance — 0.7%
New York Community Bancorp, Inc.	1,096,672	15,320,508
Tobacco — 1.0%
Philip Morris International, Inc.	192,705	21,756,395
TOTAL COMMON STOCKS (Cost $1,574,930,283)		2,061,112,684
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $6,041,065), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $5,918,275)		5,917,945
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $10,953,497), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $10,738,197)		10,738,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	8,288	8,288
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,664,233)		16,664,233
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,591,594,516)		2,077,776,917
OTHER ASSETS AND LIABILITIES†		975,772
TOTAL NET ASSETS — 100.0%		$2,078,752,689

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,061,112,684	—	—
Temporary Cash Investments	8,288	16,655,945	—
	2,061,120,972	16,655,945	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,595,368,002
Gross tax appreciation of investments	$524,739,133
Gross tax depreciation of investments	(42,330,218)
Net tax appreciation (depreciation) of investments	$482,408,915

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Core Equity Fund
March 31, 2017

International Core Equity - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Australia — 4.7%
Aristocrat Leisure Ltd.	17,722	243,307
Australia & New Zealand Banking Group Ltd.	17,269	419,817
Coca-Cola Amatil Ltd.	8,677	71,728
Dexus Property Group	9,000	67,178
Downer EDI Ltd.	43,767	193,606
Flight Centre Travel Group Ltd.	2,541	56,065
Scentre Group	23,914	78,380
Southern Cross Media Group Ltd.	35,396	37,860
Westpac Banking Corp.	4,062	108,804
		1,276,745
Belgium — 1.1%
Galapagos NV(1)	1,603	139,508
KBC Group NV	2,575	170,837
		310,345
Brazil — 0.2%
Banco Bradesco SA Preference Shares	6,300	64,960
Denmark — 2.1%
H. Lundbeck A/S	4,810	223,063
Novo Nordisk A/S, B Shares	1,268	43,548
Vestas Wind Systems A/S	3,958	321,812
		588,423
Finland — 0.8%
Neste Oyj	2,054	80,111
UPM-Kymmene Oyj	6,396	150,248
		230,359
France — 7.1%
BNP Paribas SA	5,512	367,101
CNP Assurances	14,100	286,999
Faurecia	3,647	173,463
Peugeot SA(1)	8,123	163,564
Safran SA	1,845	137,836
Sanofi	1,404	126,743
Societe Generale SA	6,984	354,273
Valeo SA	1,083	72,128
Vinci SA	3,169	251,185
		1,933,292
Germany — 10.3%
Allianz SE	365	67,616
BASF SE	1,237	122,620
Bayer AG	2,184	251,745
Covestro AG	429	33,025
Deutsche Lufthansa AG	7,278	118,015
Deutsche Telekom AG	8,485	148,676
Deutsche Wohnen AG	3,484	114,717
E.ON SE	24,842	197,462
Hamburger Hafen und Logistik AG	3,398	63,600
Hannover Rueck SE	2,223	256,477

HOCHTIEF AG	1,622	268,118
METRO AG	4,659	149,007
Muenchener Rueckversicherungs-Gesellschaft AG	1,613	315,585
ProSiebenSat.1 Media SE	6,919	306,356
Schaeffler AG Preference Shares	9,513	167,247
Siemens AG	1,787	244,778
		2,825,044
Hong Kong — 2.6%
BOC Hong Kong Holdings Ltd.	71,000	290,066
Hang Seng Bank Ltd.	7,400	150,066
Link REIT	29,500	206,688
WH Group Ltd.	85,000	73,281
		720,101
India — 1.3%
ITC Ltd.	26,482	114,313
Maruti Suzuki India Ltd.	1,157	107,186
Tata Power Co. Ltd. (The)	103,096	143,447
		364,946
Israel — 1.5%
Bezeq The Israeli Telecommunication Corp. Ltd.	22,796	40,948
Check Point Software Technologies Ltd.(1)	2,600	266,916
Tower Semiconductor Ltd.(1)	4,473	103,385
		411,249
Italy — 2.1%
Enel SpA	67,196	316,416
Eni SpA	13,570	222,214
Fiat Chrysler Automobiles NV(1)	3,617	39,551
		578,181
Japan — 22.2%
Astellas Pharma, Inc.	10,100	132,997
Bridgestone Corp.	4,600	186,058
Brother Industries Ltd.	2,200	45,944
Canon, Inc.	2,700	84,179
Daito Trust Construction Co. Ltd.	600	82,431
Fuji Heavy Industries Ltd.	7,500	275,061
Fujitsu General Ltd.	3,000	59,283
Hitachi Chemical Co. Ltd.	6,100	168,760
Hitachi Construction Machinery Co. Ltd.	7,900	196,915
Honda Motor Co. Ltd.	800	24,080
JX Holdings, Inc.	6,000	29,464
KDDI Corp.	7,500	196,847
Kirin Holdings Co. Ltd.	15,900	299,991
Konami Holdings Corp.	3,800	161,277
Miraca Holdings, Inc.	5,200	239,145
Mitsubishi Chemical Holdings Corp.	34,600	267,713
Mitsubishi UFJ Financial Group, Inc.	32,400	203,631
Mitsui Chemicals, Inc.	15,000	74,104
Mizuho Financial Group, Inc.	100,700	184,522
Nippon Telegraph & Telephone Corp.	7,100	303,056
NSK Ltd.	12,300	175,888
NTT DOCOMO, Inc.	7,600	176,978
Oracle Corp. (Tokyo)	1,600	91,404
ORIX Corp.	10,700	158,342

Recruit Holdings Co. Ltd.	700	35,714
Sega Sammy Holdings, Inc.	7,500	100,512
Seiko Epson Corp.	7,200	151,593
SoftBank Group Corp.	700	49,433
Sompo Holdings, Inc.	800	29,311
Sony Corp.	2,700	91,334
Sumitomo Mitsui Financial Group, Inc.	1,600	58,133
Suzuki Motor Corp.	7,200	298,917
Toshiba Plant Systems & Services Corp.	13,800	201,428
Toshiba TEC Corp.(1)	30,000	167,879
Tosoh Corp.	27,000	237,187
Toyota Boshoku Corp.	10,800	250,574
Toyota Motor Corp.	4,100	222,511
Toyota Tsusho Corp.	9,400	284,541
TS Tech Co. Ltd.	1,600	43,000
Welcia Holdings Co. Ltd.	1,000	27,980
		6,068,117
Netherlands — 3.3%
ING Groep NV	25,152	380,211
Koninklijke Philips NV	3,079	98,967
NN Group NV	8,465	275,294
Unilever NV CVA	2,950	146,559
		901,031
New Zealand — 0.8%
Spark New Zealand Ltd.	89,095	218,595
Norway — 1.1%
Subsea 7 SA(1)	18,792	290,650
Portugal — 1.2%
EDP - Energias de Portugal SA	93,429	316,452
Singapore — 0.4%
Global Logistic Properties Ltd.	18,400	36,567
United Overseas Bank Ltd.	4,600	72,707
		109,274
South Korea — 2.1%
Hyosung Corp.	524	63,491
Hyundai Development Co-Engineering & Construction	2,221	80,733
Lotte Chemical Corp.	558	184,869
NAVER Corp.	40	30,582
Samsung Electronics Co. Ltd.	67	123,420
SK Innovation Co. Ltd.	696	103,625
		586,720
Spain — 4.3%
Amadeus IT Group SA, A Shares	5,222	264,949
Banco Santander SA	40,454	247,933
Distribuidora Internacional de Alimentacion SA	18,362	106,190
Mediaset Espana Comunicacion SA	22,342	288,039
Telefonica SA	24,372	272,610
		1,179,721
Sweden — 3.8%
Atlas Copco AB, A Shares	2,604	91,918
Axfood AB	16,925	254,234
Electrolux AB	10,220	284,109
Fabege AB	8,485	134,936

Industrivarden AB, C Shares	13,048	282,638
		1,047,835
Switzerland — 8.0%
ABB Ltd.	15,113	353,514
Credit Suisse Group AG(1)	2,113	31,432
dormakaba Holding AG(1)	351	279,286
Nestle SA	7,251	556,321
Novartis AG	1,209	89,741
Roche Holding AG	2,482	633,850
Swiss Re AG	1,430	128,417
UBS Group AG	4,559	72,960
Zurich Insurance Group AG	152	40,578
		2,186,099
Taiwan — 1.7%
Formosa Chemicals & Fibre Corp.	31,000	96,446
Formosa Petrochemical Corp.	22,000	76,856
Lite-On Technology Corp.	77,000	132,721
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,500	82,100
Uni-President Enterprises Corp.	35,000	65,634
		453,757
United Kingdom — 14.8%
AA plc	10,393	34,585
Anglo American plc(1)	8,485	129,643
AstraZeneca plc	2,322	142,916
Barclays plc	17,312	48,825
BP plc	17,223	98,733
British American Tobacco plc	4,985	331,022
Centamin plc	14,966	32,383
Centrica plc	69,597	189,220
Evraz plc(1)	48,439	131,271
Experian plc	4,687	95,602
GlaxoSmithKline plc	23,987	498,735
Glencore plc(1)	17,560	68,896
HSBC Holdings plc (London)	73,109	596,213
Imperial Brands plc	7,448	360,853
Indivior plc	12,859	51,894
Legal & General Group plc	37,276	115,497
Prudential plc	3,218	67,977
Reckitt Benckiser Group plc	570	52,033
Rio Tinto plc	9,319	374,734
Royal Dutch Shell plc, B Shares	9,162	250,760
Stagecoach Group plc	12,556	32,942
Tesco plc(1)	31,637	73,568
Unilever plc	1,543	76,159
Vedanta Resources plc	18,808	190,873
		4,045,334
TOTAL COMMON STOCKS (Cost $24,787,259)		26,707,230
EXCHANGE-TRADED FUNDS — 0.8%
iShares MSCI Japan ETF (Cost $206,266)	4,136	213,004

TEMPORARY CASH INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $389,588)	389,588	389,588
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $25,383,113)		27,309,822
OTHER ASSETS AND LIABILITIES — 0.3%		84,832
TOTAL NET ASSETS — 100.0%		$27,394,654

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.4%
Consumer Discretionary	12.8%
Industrials	12.6%
Consumer Staples	10.1%
Health Care	9.3%
Materials	8.7%
Information Technology	6.3%
Telecommunication Services	5.1%
Utilities	4.3%
Energy	4.3%
Real Estate	2.6%
Exchange-Traded Funds	0.8%
Cash and Equivalents*	1.7%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	349,016	26,358,214	—
Exchange-Traded Funds	213,004	—	—
Temporary Cash Investments	389,588	—	—
	951,608	26,358,214	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$25,394,414
Gross tax appreciation of investments	$2,513,555
Gross tax depreciation of investments	(598,147)
Net tax appreciation (depreciation) of investments	$1,915,408

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Real Return Fund
March 31, 2017

Multi-Asset Real Return - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 45.5%
Aerospace and Defense — 1.0%
Boeing Co. (The)	364	64,377
Huntington Ingalls Industries, Inc.	295	59,071
Spirit AeroSystems Holdings, Inc., Class A	1,084	62,785
		186,233
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	803	62,064
FedEx Corp.	324	63,228
		125,292
Airlines — 0.6%
Delta Air Lines, Inc.	1,233	56,669
United Continental Holdings, Inc.(1)	833	58,843
		115,512
Banks — 1.6%
Bank of America Corp.	1,569	37,013
Citizens Financial Group, Inc.	1,014	35,034
Comerica, Inc.	530	36,347
Fifth Third Bancorp	1,395	35,433
JPMorgan Chase & Co.	424	37,244
Regions Financial Corp.	2,497	36,281
SVB Financial Group(1)	210	39,079
Zions Bancorp	860	36,120
		292,551
Beverages — 0.3%
PepsiCo, Inc.	523	58,503
Biotechnology — 0.7%
Amgen, Inc.	279	45,776
Biogen, Inc.(1)	165	45,114
Gilead Sciences, Inc.	623	42,314
		133,204
Building Products — 0.7%
Allegion plc	856	64,799
Masco Corp.	1,871	63,596
		128,395
Capital Markets — 0.7%
Brookfield Asset Management, Inc., Class A	538	19,601
Goldman Sachs Group, Inc. (The)	154	35,377
Morgan Stanley	837	35,857
State Street Corp.	475	37,815
		128,650
Chemicals — 1.1%
Arkema SA	192	18,942
Celanese Corp., Series A	203	18,240
Covestro AG	246	18,937
Eastman Chemical Co.	238	19,230
Ecolab, Inc.	148	18,550
Huntsman Corp.	827	20,295
LyondellBasell Industries NV, Class A	208	18,968

PPG Industries, Inc.	180	18,914
RPM International, Inc.	333	18,325
Sherwin-Williams Co. (The)	59	18,301
Solvay SA	156	19,064
		207,766
Communications Equipment — 0.6%
Cisco Systems, Inc.	1,613	54,519
F5 Networks, Inc.(1)	379	54,034
		108,553
Construction and Engineering — 0.3%
Jacobs Engineering Group, Inc.	1,074	59,371
Construction Materials — 0.6%
CRH plc ADR	1,510	53,107
Imerys SA	632	53,647
		106,754
Consumer Finance — 0.2%
American Express Co.	482	38,131
Containers and Packaging — 0.8%
Berry Plastics Group, Inc.(1)	1,033	50,173
Packaging Corp. of America	540	49,475
Smurfit Kappa Group plc	1,868	49,361
		149,009
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	228	38,003
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	1,169	56,989
Electric Utilities — 1.6%
Endesa SA	2,794	65,664
Eversource Energy	939	55,194
Fortis, Inc.	1,791	59,352
Great Plains Energy, Inc.	2,114	61,771
NextEra Energy, Inc.	467	59,949
		301,930
Electrical Equipment — 0.7%
Emerson Electric Co.	1,008	60,339
Hubbell, Inc.	512	61,465
		121,804
Energy Equipment and Services — 0.1%
Halliburton Co.	201	9,891
Equity Real Estate Investment Trusts (REITs) — 9.0%
Activia Properties, Inc.	6	28,618
Alexandria Real Estate Equities, Inc.	571	63,107
American Campus Communities, Inc.	311	14,800
American Homes 4 Rent	1,419	32,580
Apartment Investment & Management Co., Class A	1,202	53,309
Ascendas Real Estate Investment Trust	11,900	21,438
AvalonBay Communities, Inc.	321	58,936
Boston Properties, Inc.	476	63,027
Charter Hall Group	4,056	17,105
Colony Starwood Homes	1,543	52,385
CyrusOne, Inc.	395	20,331
Daiwa House REIT Investment Corp.	13	33,793
Dexus Property Group	4,773	35,627

Digital Realty Trust, Inc.	337	35,853
Duke Realty Corp.	1,089	28,608
Equinix, Inc.	59	23,622
Gecina SA	103	13,977
GGP, Inc.	1,770	41,029
Goodman Group	6,864	40,589
H&R Real Estate Investment Trust	776	13,462
HCP, Inc.	2,070	64,750
Hudson Pacific Properties, Inc.	1,416	49,050
Hulic Reit, Inc.	19	31,504
Hyprop Investments Ltd.	1,299	11,880
Link REIT	4,500	31,529
Mack-Cali Realty Corp.	454	12,231
Mid-America Apartment Communities, Inc.	600	61,044
Nippon Building Fund, Inc.	3	16,411
Orix JREIT, Inc.	11	17,429
Paramount Group, Inc.	1,626	26,357
Physicians Realty Trust	1,197	23,784
Prologis, Inc.	1,712	88,818
Public Storage	360	78,808
Pure Industrial Real Estate Trust	3,583	16,408
Rayonier, Inc.	402	11,393
Realty Income Corp.	826	49,172
Regency Centers Corp.	711	47,203
Safestore Holdings plc	5,240	24,882
Scentre Group	6,107	20,016
Segro plc	11,399	65,154
Simon Property Group, Inc.	649	111,647
Unibail-Rodamco SE	193	45,111
UNITE Group plc (The)	2,816	22,457
Urban Edge Properties	965	25,379
Vornado Realty Trust	302	30,294
Westfield Corp.	1,804	12,239
		1,687,146
Food and Staples Retailing — 0.3%
Wal-Mart Stores, Inc.	813	58,601
Food Products — 0.9%
Conagra Brands, Inc.	1,432	57,767
J.M. Smucker Co. (The)	428	56,102
Tyson Foods, Inc., Class A	876	54,058
		167,927
Gas Utilities — 0.3%
UGI Corp.	1,247	61,602
Health Care Equipment and Supplies — 1.0%
Boston Scientific Corp.(1)	1,761	43,796
C.R. Bard, Inc.	207	51,448
Danaher Corp.	570	48,752
Zimmer Biomet Holdings, Inc.	413	50,431
		194,427
Health Care Providers and Services — 0.8%
Aetna, Inc.	377	48,087
Anthem, Inc.	295	48,787
Chartwell Retirement Residences	1,018	11,934

UnitedHealth Group, Inc.	303	49,695
		158,503
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	871	44,665
Hotels, Restaurants and Leisure — 1.5%
Darden Restaurants, Inc.	744	62,250
Hilton Worldwide Holdings, Inc.	421	24,612
Marriott International, Inc., Class A	943	88,812
McDonald's Corp.	443	57,417
Wyndham Worldwide Corp.	664	55,969
		289,060
Household Durables — 0.3%
Whirlpool Corp.	320	54,826
Household Products — 0.3%
Spectrum Brands Holdings, Inc.	419	58,245
Industrial Conglomerates — 0.7%
3M Co.	341	65,244
Carlisle Cos., Inc.	593	63,101
		128,345
Insurance — 0.2%
Prudential Financial, Inc.	346	36,911
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc.(1)	67	59,398
Internet Software and Services — 0.6%
Facebook, Inc., Class A(1)	404	57,388
VeriSign, Inc.(1)	657	57,231
		114,619
IT Services — 1.5%
Fidelity National Information Services, Inc.	700	55,734
Fiserv, Inc.(1)	487	56,156
International Business Machines Corp.	298	51,894
Total System Services, Inc.	1,075	57,469
Western Union Co. (The)	2,789	56,756
		278,009
Machinery — 2.4%
Allison Transmission Holdings, Inc.	1,681	60,617
Cummins, Inc.	406	61,387
Dover Corp.	778	62,512
Illinois Tool Works, Inc.	484	64,116
Ingersoll-Rand plc	773	62,860
Parker-Hannifin Corp.	408	65,411
Stanley Black & Decker, Inc.	498	66,169
		443,072
Metals and Mining — 1.3%
Alcoa Corp.	516	17,750
Anglo American plc(1)	1,114	17,021
ArcelorMittal(1)	1,805	15,185
BHP Billiton Ltd.	913	16,769
BlueScope Steel Ltd.	1,996	18,696
Boliden AB	598	17,819
Fortescue Metals Group Ltd.	3,536	16,830
Glencore plc(1)	4,107	16,114
Norsk Hydro ASA	3,066	17,804

Nucor Corp.	294	17,558
Reliance Steel & Aluminum Co.	215	17,204
Rio Tinto plc ADR	411	16,719
South32 Ltd.	8,810	18,577
Steel Dynamics, Inc.	504	17,519
		241,565
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Trust, Inc.	1,421	32,086
Multi-Utilities — 1.3%
AGL Energy Ltd.	3,137	63,200
CenterPoint Energy, Inc.	2,242	61,812
Centrica plc	20,538	55,838
Consolidated Edison, Inc.	807	62,672
		243,522
Oil, Gas and Consumable Fuels — 1.8%
BP plc ADR	325	11,219
Caltex Australia Ltd.	421	9,485
Chevron Corp.	99	10,630
EOG Resources, Inc.	110	10,731
EQT Midstream Partners LP	429	32,990
Exxon Mobil Corp.	133	10,907
Inter Pipeline Ltd.	1,579	33,281
Kinder Morgan, Inc.	1,622	35,262
OMV AG	261	10,270
Royal Dutch Shell plc, A Shares	416	10,924
Tesoro Corp.	125	10,133
Tesoro Logistics LP	597	32,519
TOTAL SA	215	10,875
TransCanada Corp.	745	34,382
Valero Energy Corp.	166	11,004
Western Gas Partners LP	543	32,824
Williams Partners LP	824	33,644
		341,080
Paper and Forest Products — 0.3%
Mondi plc	2,239	54,057
Pharmaceuticals — 0.5%
Johnson & Johnson	405	50,443
Pfizer, Inc.	1,422	48,646
		99,089
Real Estate Management and Development — 2.9%
Ayala Land, Inc.	27,400	18,048
BR Malls Participacoes SA(1)	3,060	14,124
Bumi Serpong Damai Tbk PT	61,100	8,643
CapitaLand Ltd.	7,100	18,424
Cheung Kong Property Holdings Ltd.	3,500	23,577
China Overseas Land & Investment Ltd.	2,000	5,713
China Resources Land Ltd.	9,555	25,819
City Developments Ltd.	2,200	16,042
Country Garden Holdings Co.	24,000	21,587
Deutsche Wohnen AG	1,908	62,824
Global Logistic Properties Ltd.	7,600	15,104
Guangzhou R&F Properties Co. Ltd.	7,200	11,247
Hang Lung Properties Ltd.	11,000	28,592

Hongkong Land Holdings Ltd.	3,500	26,915
Hufvudstaden AB, A Shares	858	12,716
Hulic Co. Ltd.	1,700	15,988
Iguatemi Empresa de Shopping Centers SA	900	9,450
Inmobiliaria Colonial SA	3,803	28,411
KWG Property Holding Ltd.	7,500	5,433
Longfor Properties Co. Ltd.	11,000	18,089
Mitsubishi Estate Co. Ltd.	3,000	54,702
Sponda Oyj	5,097	21,315
Sumitomo Realty & Development Co. Ltd.	1,000	25,923
Sun Hung Kai Properties Ltd.	1,750	25,716
TLG Immobilien AG	517	10,074
Wharf Holdings Ltd. (The)	3,000	25,748
		550,224
Road and Rail — 1.3%
J.B. Hunt Transport Services, Inc.	625	57,338
Norfolk Southern Corp.	540	60,464
Old Dominion Freight Line, Inc.	681	58,273
Union Pacific Corp.	573	60,692
		236,767
Semiconductors and Semiconductor Equipment — 0.6%
Applied Materials, Inc.	1,554	60,451
Lam Research Corp.	475	60,971
		121,422
Software — 1.5%
CA, Inc.	1,694	53,734
Citrix Systems, Inc.(1)	674	56,205
Microsoft Corp.	865	56,969
Oracle Corp. (New York)	1,297	57,859
VMware, Inc., Class A(1)	595	54,823
		279,590
Transportation Infrastructure — 0.4%
Flughafen Zuerich AG	310	66,076
Water Utilities — 0.3%
American Water Works Co., Inc.	805	62,605
TOTAL COMMON STOCKS (Cost $7,986,834)		8,529,980
CORPORATE BONDS — 12.7%
Aerospace and Defense — 0.1%
United Technologies Corp., 3.75%, 11/1/46	10,000	9,410
Air Freight and Logistics†
United Parcel Service, Inc., 3.40%, 11/15/46	10,000	9,122
Automobiles — 0.1%
General Motors Co., 5.00%, 4/1/35	10,000	9,922
Banks — 0.1%
Citigroup, Inc., 4.45%, 9/29/27	10,000	10,168
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	10,000	10,129
Constellation Brands, Inc., 3.875%, 11/15/19	50,000	52,108
		62,237
Chemicals — 0.4%
Ashland LLC, 4.75%, 8/15/22	75,000	77,906

Consumer Discretionary†
NIKE, Inc., 3.375%, 11/1/46	10,000	8,869
Consumer Finance — 0.5%
CIT Group, Inc., 5.00%, 8/15/22	40,000	41,975
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	50,000	52,585
		94,560
Containers and Packaging — 0.8%
Berry Plastics Corp., 5.50%, 5/15/22	50,000	52,125
Novelis Corp., 6.25%, 8/15/24(2)	50,000	52,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)	50,000	51,437
		155,812
Diversified Financial Services — 0.2%
Bank of America Corp., MTN, 3.25%, 10/21/27	15,000	14,309
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	21,606
MUFG Union Bank N.A., 2.625%, 9/26/18	10,000	10,106
		46,021
Diversified Telecommunication Services — 0.4%
Frontier Communications Corp., 8.50%, 4/15/20	50,000	52,937
Verizon Communications, Inc., 3.65%, 9/14/18	20,000	20,532
		73,469
Equity Real Estate Investment Trusts (REITs) — 0.7%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	81,935
VEREIT Operating Partnership LP, 4.125%, 6/1/21	50,000	51,429
		133,364
Gas Utilities — 0.6%
Energy Transfer Partners LP, 2.50%, 6/15/18	50,000	50,259
MPLX LP, 4.875%, 6/1/25	10,000	10,491
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	50,000	53,062
		113,812
Health Care Equipment and Supplies — 0.3%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	50,000	50,188
Health Care Providers and Services — 1.0%
DaVita, Inc., 5.75%, 8/15/22	50,000	51,938
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	70,000	74,287
HCA, Inc., 4.25%, 10/15/19	50,000	51,875
		178,100
Hotels, Restaurants and Leisure — 0.9%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(2)	50,000	52,000
Boyd Gaming Corp., 6.875%, 5/15/23	50,000	54,062
Scientific Games International, Inc., 7.00%, 1/1/22(2)	50,000	53,563
		159,625
Household Durables — 0.3%
Lennar Corp., 4.75%, 4/1/21	50,000	52,375
Industrial Conglomerates†
General Electric Co., 4.125%, 10/9/42	5,000	5,111
Insurance — 0.3%
International Lease Finance Corp., 6.25%, 5/15/19	50,000	53,897
Internet Software and Services — 0.2%
Netflix, Inc., 5.375%, 2/1/21	40,000	42,950
IT Services — 0.3%
First Data Corp., 7.00%, 12/1/23(2)	50,000	53,750
Media — 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	40,000	41,600

Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	10,000	11,578
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	70,000	71,750
Time Warner Cable LLC, 4.50%, 9/15/42	10,000	9,115
		134,043
Metals and Mining — 0.5%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	50,000	46,625
Teck Resources Ltd., 4.75%, 1/15/22	50,000	51,938
		98,563
Multi-Utilities — 0.7%
Calpine Corp., 5.875%, 1/15/24(2)	50,000	52,937
CMS Energy Corp., 8.75%, 6/15/19	25,000	28,558
Duke Energy Progress LLC, 3.70%, 10/15/46	10,000	9,581
Exelon Generation Co. LLC, 5.60%, 6/15/42	5,000	4,783
IPALCO Enterprises, Inc., 3.45%, 7/15/20	30,000	30,488
		126,347
Oil, Gas and Consumable Fuels — 2.2%
Antero Resources Corp., 5.125%, 12/1/22	50,000	50,906
Bill Barrett Corp., 7.00%, 10/15/22	75,000	71,250
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	50,000	50,375
Chesapeake Energy Corp., 8.00%, 12/15/22(2)	50,000	52,562
Newfield Exploration Co., 5.75%, 1/30/22	40,000	42,650
Oasis Petroleum, Inc., 6.875%, 3/15/22	50,000	51,375
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	50,000	49,500
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	50,000	50,563
		419,181
Specialty Retail — 0.4%
Hertz Corp. (The), 6.75%, 4/15/19	20,000	20,050
United Rentals North America, Inc., 6.125%, 6/15/23	50,000	52,438
		72,488
Technology Hardware, Storage and Peripherals — 0.7%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.42%, 6/15/21(2)	60,000	62,798
Western Digital Corp., 10.50%, 4/1/24	50,000	59,000
		121,798
TOTAL CORPORATE BONDS (Cost $2,355,466)		2,373,088
U.S. TREASURY SECURITIES — 12.5%
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(3)	515,424	594,890
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	455,985	445,236
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	1,307,163	1,302,554
TOTAL U.S. TREASURY SECURITIES (Cost $2,352,595)		2,342,680
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 12.3%
Private Sponsor Collateralized Mortgage Obligations — 8.1%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	3,987	4,108
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	23,780	24,495
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.44%, 4/1/17	48,860	48,855
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 4/1/17	165,016	164,380
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.95%, 4/1/17	28,744	27,825
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 4/1/17	39,549	38,988
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	39,342	40,181
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	5,864	5,910
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.90%, 4/1/17	26,877	26,127
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.09%, 4/1/17	47,084	48,753
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.17%, 4/1/17	40,130	38,591

JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.56%, 4/1/17	10,285	10,387
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, 3.50%, 5/25/46(2)	100,000	96,802
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 4/1/17	4,205	4,334
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 4/1/17(2)	31,412	31,755
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.72%, 4/25/17	12,657	11,696
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.34%, 4/25/17	102,006	99,448
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	10,176	10,692
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	97,106	95,880
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	91,534	90,548
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.20%, 4/1/17	31,819	32,000
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.10%, 4/1/17	19,071	19,060
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	39,804	39,720
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	47,076	46,132
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	17,171	17,317
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.21%, 4/1/17	51,046	46,689
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.09%, 4/1/17	100,912	99,672
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.23%, 4/1/17	92,673	87,799
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.06%, 4/1/17	26,394	24,619
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	23,601	23,341
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	30,805	31,089
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	6,389	6,554
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	8,610	9,021
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	93,544	92,688
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.29%, 4/1/17	5,784	5,607
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 4/1/17(2)	19,458	19,616
		1,520,679
U.S. Government Agency Collateralized Mortgage Obligations — 4.2%
FHLMC, Series 2016-DNA3, Class M2, VRN, 2.98%, 4/25/17	500,000	510,508
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	27,733	29,364
FNMA, Series 2016-C03, Class 2M2, VRN, 6.88%, 4/25/17	50,000	56,972
FNMA, Series 2016-C04, Class 1M2, VRN, 5.23%, 4/25/17	75,000	79,714
FNMA, Series 2016-C05, Class 2M2, VRN, 5.43%, 4/25/17	100,000	106,974
		783,532
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,278,216)		2,304,211
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.0%
Brazil — 1.2%
Brazilian Government International Bond, 7.125%, 1/20/37	200,000	228,000
Dominican Republic — 0.9%
Dominican Republic International Bond, 6.875%, 1/29/26	150,000	165,000
Russia — 1.9%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28	200,000	352,907
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $752,392)		745,907
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 3.1%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	50,000	51,229
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 4/1/17	50,000	54,042
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	24,173
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 4/1/17	50,000	51,294
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(2)	50,000	50,790
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	50,000	50,203
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 4/1/17	75,000	75,680
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 4/1/17(2)	50,000	48,604
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 4/1/17	50,000	49,253

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	50,000	48,785
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	75,000	72,258
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $598,258)		576,311
EXCHANGE-TRADED FUNDS — 2.9%
Energy Select Sector SPDR Fund	623	43,548
iShares S&P GSCI Commodity Indexed Trust(1)	3,517	52,122
Materials Select Sector SPDR Fund	1,350	70,753
PowerShares DB Base Metals Fund(1)	8,569	140,274
PowerShares DB Commodity Index Tracking Fund(1)	4,718	71,761
PowerShares DB Energy Fund(1)	4,220	53,130
SPDR Gold Shares(1)	394	46,776
SPDR S&P Metals & Mining ETF	2,142	65,160
TOTAL COMMODITY ETFs (Cost $491,836)		543,524
ASSET-BACKED SECURITIES(4) — 2.8%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.94%, 4/17/17(2)	68,070	68,127
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.19%, 4/17/17(2)	49,886	50,281
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(2)	75,000	74,861
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	31,803	31,426
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(2)	101,590	100,701
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	22,457	22,144
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.34%, 4/17/17(2)	25,000	25,257
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	32,585	32,678
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(2)	37,319	37,303
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	33,077	33,083
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	42,653	42,503
TOTAL ASSET-BACKED SECURITIES (Cost $519,763)		518,364
TEMPORARY CASH INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $721,760)	721,760	721,760
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $18,057,120)		18,655,825
OTHER ASSETS AND LIABILITIES — 0.4%		69,534
TOTAL NET ASSETS — 100.0%		$18,725,359

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	236,509	USD	178,073	JPMorgan Chase Bank N.A.	6/21/17	2,363
AUD	98,857	USD	75,254	JPMorgan Chase Bank N.A.	6/21/17	166
AUD	167,258	USD	128,093	JPMorgan Chase Bank N.A.	6/21/17	(489)
USD	122,999	AUD	161,495	Credit Suisse AG	6/30/17	(187)
USD	60,186	AUD	79,024	Credit Suisse AG	6/30/17	(92)
USD	75,612	AUD	99,277	Credit Suisse AG	6/30/17	(115)
USD	2,250	AUD	2,949	Credit Suisse AG	6/30/17	—
BRL	1,211,439	USD	380,358	Goldman Sachs & Co.	6/21/17	(185)
BRL	209,776	USD	65,067	Goldman Sachs & Co.	6/21/17	765
BRL	1,044,990	USD	328,303	Goldman Sachs & Co.	6/21/17	(366)
USD	89,525	BRL	287,374	Goldman Sachs & Co.	6/21/17	(659)
USD	177,118	BRL	573,861	Goldman Sachs & Co.	6/21/17	(2,971)
USD	230,318	BRL	739,020	Goldman Sachs & Co.	6/21/17	(1,601)
USD	179,873	CAD	239,172	Morgan Stanley	6/21/17	(168)

USD	257,778	CAD	344,468	Morgan Stanley	6/21/17	(1,526)
USD	76,589	CAD	102,382	Morgan Stanley	6/21/17	(481)
USD	88,835	CAD	118,708	Morgan Stanley	6/30/17	(537)
USD	58,636	CAD	78,354	Morgan Stanley	6/30/17	(355)
USD	180,299	CHF	181,850	Credit Suisse AG	6/21/17	(2,092)
USD	73,107	CHF	72,176	Credit Suisse AG	6/21/17	716
USD	293,907	CHF	291,391	Credit Suisse AG	6/21/17	1,648
USD	65,063	CHF	63,688	Credit Suisse AG	6/30/17	1,147
CLP	154,073,394	USD	230,995	Goldman Sachs & Co.	6/21/17	1,649
USD	543,187	CLP	353,696,294	Goldman Sachs & Co.	6/21/17	9,121
USD	56,203	CLP	36,812,649	Goldman Sachs & Co.	6/21/17	617
USD	409,684	CLP	272,111,912	Goldman Sachs & Co.	6/21/17	(1,193)
USD	57,620	CLP	38,303,095	Goldman Sachs & Co.	6/21/17	(216)
COP	745,785,771	USD	253,522	Goldman Sachs & Co.	6/21/17	3,184
COP	1,709,013,860	USD	582,546	Goldman Sachs & Co.	6/21/17	5,712
COP	139,589,298	USD	48,109	Goldman Sachs & Co.	6/21/17	(61)
USD	70,799	COP	215,017,393	Goldman Sachs & Co.	6/21/17	(3,212)
EUR	169,819	USD	181,596	JPMorgan Chase Bank N.A.	4/19/17	(312)
USD	179,618	EUR	169,819	JPMorgan Chase Bank N.A.	4/19/17	(1,665)
USD	214,536	EUR	196,884	UBS AG	6/30/17	3,625
USD	175,933	EUR	161,457	UBS AG	6/30/17	2,973
USD	99,668	EUR	91,467	UBS AG	6/30/17	1,684
USD	2,454	EUR	2,286	UBS AG	6/30/17	5
USD	4,553	EUR	4,243	UBS AG	6/30/17	8
GBP	290,581	USD	363,327	Credit Suisse AG	6/21/17	1,422
GBP	221,395	USD	276,566	Credit Suisse AG	6/21/17	1,338
GBP	220,284	USD	276,630	Credit Suisse AG	6/21/17	(121)
USD	179,323	GBP	147,058	Credit Suisse AG	6/21/17	(5,271)
USD	174,969	GBP	143,523	Credit Suisse AG	6/21/17	(5,187)
USD	106,507	GBP	85,027	Credit Suisse AG	6/30/17	(250)
USD	108,407	GBP	86,544	Credit Suisse AG	6/30/17	(254)
USD	58,143	GBP	46,417	Credit Suisse AG	6/30/17	(136)
USD	1,520	GBP	1,216	Credit Suisse AG	6/30/17	(7)
HKD	176,184	USD	22,725	Credit Suisse AG	6/30/17	(14)
HKD	100,626	USD	12,977	Credit Suisse AG	6/30/17	(6)
HKD	132,850	USD	17,127	Credit Suisse AG	6/30/17	(2)
HKD	96,708	USD	12,469	Credit Suisse AG	6/30/17	(2)
USD	283,800	HKD	2,200,158	Credit Suisse AG	6/30/17	189
HUF	32,003,300	USD	111,837	Goldman Sachs & Co.	6/21/17	(912)
USD	358,802	HUF	105,345,481	Goldman Sachs & Co.	6/21/17	(6,331)
IDR	1,754,000,479	USD	130,215	Goldman Sachs & Co.	6/21/17	698
IDR	628,763,936	USD	46,352	Goldman Sachs & Co.	6/21/17	577
USD	439,243	IDR	5,894,638,915	Goldman Sachs & Co.	6/21/17	(716)
ILS	659,298	USD	179,289	Goldman Sachs & Co.	6/21/17	3,163
ILS	649,514	USD	177,467	Goldman Sachs & Co.	6/21/17	2,278
USD	358,992	ILS	1,308,812	Goldman Sachs & Co.	6/21/17	(3,206)
USD	275,105	ILS	994,255	Goldman Sachs & Co.	6/21/17	(43)
INR	19,657,623	USD	291,267	Morgan Stanley	6/21/17	9,922
INR	4,155,740	USD	61,705	Morgan Stanley	6/21/17	1,968
INR	11,045,596	USD	166,249	Morgan Stanley	6/21/17	2,989
INR	25,623,887	USD	389,031	Morgan Stanley	6/21/17	3,572
INR	3,887,850	USD	59,456	Morgan Stanley	6/21/17	112
JPY	19,493,113	USD	170,153	Credit Suisse AG	4/19/17	5,031

JPY	27,910,910	USD	250,983	Credit Suisse AG	4/19/17	(148)
JPY	30,350,883	USD	272,890	Credit Suisse AG	4/19/17	(128)
USD	527,325	JPY	60,308,882	Credit Suisse AG	4/19/17	(14,669)
USD	430,876	JPY	48,231,368	Credit Suisse AG	4/19/17	(2,578)
USD	224,578	JPY	24,678,546	Credit Suisse AG	6/30/17	2,140
MXN	3,495,924	USD	175,839	JPMorgan Chase Bank N.A.	6/21/17	8,680
USD	175,641	MXN	3,495,924	JPMorgan Chase Bank N.A.	6/21/17	(8,878)
MYR	1,175,301	USD	264,886	Goldman Sachs & Co.	6/21/17	(1,147)
USD	252,113	MYR	1,127,323	Goldman Sachs & Co.	6/21/17	(860)
USD	102,752	MYR	462,793	Goldman Sachs & Co.	6/21/17	(1,100)
USD	164,232	MYR	738,222	Goldman Sachs & Co.	6/21/17	(1,426)
USD	394,173	MYR	1,758,603	Goldman Sachs & Co.	6/21/17	(460)
NOK	6,245	USD	733	JPMorgan Chase Bank N.A.	6/30/17	(5)
USD	178,362	NOK	1,516,404	JPMorgan Chase Bank N.A.	6/21/17	1,611
USD	177,388	NOK	1,524,219	JPMorgan Chase Bank N.A.	6/21/17	(273)
USD	434,495	NOK	3,663,511	JPMorgan Chase Bank N.A.	6/21/17	7,480
USD	17,718	NOK	150,039	JPMorgan Chase Bank N.A.	6/30/17	228
USD	476	NOK	4,074	JPMorgan Chase Bank N.A.	6/30/17	1
USD	254,560	NZD	363,841	JPMorgan Chase Bank N.A.	6/21/17	10
USD	155,034	NZD	220,771	JPMorgan Chase Bank N.A.	6/21/17	579
USD	140,170	NZD	199,695	JPMorgan Chase Bank N.A.	6/21/17	460
PHP	10,579,000	USD	209,988	Morgan Stanley	6/21/17	(290)
USD	288,667	PHP	14,649,836	Morgan Stanley	6/21/17	(1,724)
USD	65,344	PHP	3,323,702	Morgan Stanley	6/21/17	(539)
USD	164,868	PHP	8,378,597	Morgan Stanley	6/21/17	(1,214)
USD	176,163	PHP	8,910,861	Morgan Stanley	6/21/17	(469)
USD	330,147	PHP	16,696,870	Morgan Stanley	6/21/17	(820)
PLN	722,269	USD	179,494	Goldman Sachs & Co.	6/21/17	2,515
PLN	289,449	USD	73,100	Goldman Sachs & Co.	6/21/17	(160)
RUB	15,227,695	USD	254,219	Morgan Stanley	6/21/17	11,227
RUB	5,652,030	USD	94,232	Morgan Stanley	6/21/17	4,293
RUB	18,930,075	USD	325,329	Morgan Stanley	6/21/17	4,656
RUB	17,683,674	USD	306,423	Morgan Stanley	6/21/17	1,834
RUB	15,335,845	USD	268,203	Morgan Stanley	6/21/17	(872)
USD	172,070	RUB	10,434,340	Morgan Stanley	6/21/17	(9,819)
SEK	4,815	USD	548	Credit Suisse AG	6/30/17	(8)
SEK	20,807	USD	2,352	Credit Suisse AG	6/30/17	(20)
USD	275,884	SEK	2,460,955	JPMorgan Chase Bank N.A.	6/21/17	208
USD	18,204	SEK	158,936	Credit Suisse AG	6/30/17	392
USD	14,842	SEK	129,583	Credit Suisse AG	6/30/17	319
USD	365	SEK	3,248	Credit Suisse AG	6/30/17	1
SGD	513,035	USD	367,744	JPMorgan Chase Bank N.A.	6/21/17	(770)
USD	368,328	SGD	513,035	JPMorgan Chase Bank N.A.	6/21/17	1,355
USD	69,948	SGD	97,379	Credit Suisse AG	6/30/17	288
THB	18,269,525	USD	527,533	Goldman Sachs & Co.	6/21/17	3,835
TRY	1,321,343	USD	343,668	Goldman Sachs & Co.	6/21/17	11,816
TRY	530,969	USD	137,804	Goldman Sachs & Co.	6/21/17	5,044
TRY	1,762,333	USD	472,458	Goldman Sachs & Co.	6/21/17	1,667
TWD	5,502,846	USD	178,152	Morgan Stanley	6/21/17	3,730
TWD	4,219,122	USD	139,127	Morgan Stanley	6/21/17	325
TWD	5,873,656	USD	194,466	Morgan Stanley	6/21/17	(328)
USD	240,344	TWD	7,263,210	Morgan Stanley	6/21/17	278
USD	275,238	TWD	8,332,414	Morgan Stanley	6/21/17	(168)

ZAR	5,806,720	USD	437,154	Goldman Sachs & Co.	6/21/17	(10,113)
ZAR	658,981	USD	50,347	Goldman Sachs & Co.	6/21/17	(1,884)
ZAR	23,077	USD	1,742	JPMorgan Chase Bank N.A.	6/30/17	(48)
ZAR	35,311	USD	2,581	JPMorgan Chase Bank N.A.	6/30/17	12
USD	210,230	ZAR	2,831,296	Goldman Sachs & Co.	6/21/17	2,009
USD	338	ZAR	4,534	JPMorgan Chase Bank N.A.	6/30/17	5
USD	4,955	ZAR	66,459	JPMorgan Chase Bank N.A.	6/30/17	75
USD	1,415	ZAR	18,893	JPMorgan Chase Bank N.A.	6/30/17	28
USD	961	ZAR	12,622	JPMorgan Chase Bank N.A.	6/30/17	34
USD	1,799	ZAR	23,723	JPMorgan Chase Bank N.A.	6/30/17	57
USD	1,653	ZAR	21,954	JPMorgan Chase Bank N.A.	6/30/17	41
USD	1,490	ZAR	19,903	JPMorgan Chase Bank N.A.	6/30/17	28
USD	375	ZAR	4,980	JPMorgan Chase Bank N.A.	6/30/17	10
USD	333	ZAR	4,465	JPMorgan Chase Bank N.A.	6/30/17	5
USD	340	ZAR	4,384	JPMorgan Chase Bank N.A.	6/30/17	18
USD	2,656	ZAR	35,058	JPMorgan Chase Bank N.A.	6/30/17	82
						44,159

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
1	NASDAQ 100 E-Mini	June 2017	108,770	1,618
5	U.S. Treasury 10-Year Ultra Notes	June 2017	669,453	1,376
			778,223	2,994

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 27	990,000	Sell	5.00	12/20/21	3.09	41,019	79,953

CENTRALLY CLEARED TOTAL RETURN
Floating Rate Referenced Index	Notional Amount ($)	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Unrealized Appreciation (Depreciation) ($)	Value ($)
U.S. CPI Urban Consumers NSA Index	500,000	Receive	2.24	8/19/19	(18,411)	(18,171)

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.21	3/13/19	(31,941)
Bank of America N.A.	700,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41	8/27/20	19,435
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.64	2/3/20	8,525
						(3,981)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,444,697, which represented 7.7% of total net assets.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $64,001.

(4)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Capital Markets	109,049	19,601	—
Chemicals	150,823	56,943	—
Construction Materials	53,107	53,647	—
Containers and Packaging	99,648	49,361	—
Electric Utilities	176,914	125,016	—
Equity Real Estate Investment Trusts (REITs)	1,167,517	519,629	—
Health Care Providers and Services	146,569	11,934	—
Metals and Mining	86,750	154,815	—
Multi-Utilities	124,484	119,038	—
Oil, Gas and Consumable Fuels	266,245	74,835	—
Paper and Forest Products	—	54,057	—
Real Estate Management and Development	—	550,224	—
Transportation Infrastructure	—	66,076	—
Other Industries	4,293,698	—	—
Corporate Bonds	—	2,373,088	—
U.S. Treasury Securities	—	2,342,680	—
Collateralized Mortgage Obligations	—	2,304,211	—
Sovereign Governments and Agencies	—	745,907	—
Commercial Mortgage-Backed Securities	—	576,311	—
Exchange-Traded Funds	543,524	—	—
Asset-Backed Securities	—	518,364	—
Temporary Cash Investments	721,760	—	—
	7,940,088	10,715,737	—
Other Financial Instruments
Futures Contracts	2,994	—	—
Swap Agreements	—	107,913	—
Forward Foreign Currency Exchange Contracts	—	146,018	—
	2,994	253,931	—

Liabilities
Other Financial Instruments
Swap Agreements	—	50,112	—
Forward Foreign Currency Exchange Contracts	—	101,859	—
	—	151,971	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$18,196,240
Gross tax appreciation of investments	$617,070
Gross tax depreciation of investments	(157,485)
Net tax appreciation (depreciation) of investments	$459,585

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Core Equity Plus Fund
March 31, 2017

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 127.1%
Aerospace and Defense — 3.2%
Boeing Co. (The)(1)	48,561	8,588,498
Curtiss-Wright Corp.	8,832	806,008
Moog, Inc., Class A(1)(2)	41,682	2,807,283
United Technologies Corp.(1)	59,895	6,720,818
		18,922,607
Airlines — 1.8%
Hawaiian Holdings, Inc.(1)(2)	64,658	3,003,364
JetBlue Airways Corp.(1)(2)	219,246	4,518,660
United Continental Holdings, Inc.(1)(2)	42,233	2,983,339
		10,505,363
Auto Components — 1.0%
Delphi Automotive plc	38,036	3,061,518
Goodyear Tire & Rubber Co. (The)	79,216	2,851,776
		5,913,294
Automobiles — 0.9%
Ford Motor Co.	442,739	5,153,482
Banks — 3.8%
Bank of America Corp.(1)	91,156	2,150,370
BB&T Corp.(1)	64,488	2,882,614
Cathay General Bancorp.	41,581	1,566,772
Citigroup, Inc.	139,024	8,316,416
JPMorgan Chase & Co.(1)	35,711	3,136,854
Umpqua Holdings Corp.	40,981	727,003
Valley National Bancorp	149,713	1,766,613
Wells Fargo & Co.	35,214	1,960,011
		22,506,653
Beverages — 1.3%
Coca-Cola Co. (The)	7,286	309,218
Constellation Brands, Inc., Class A	16,376	2,654,058
PepsiCo, Inc.(1)	43,234	4,836,155
		7,799,431
Biotechnology — 3.9%
AbbVie, Inc.	69,760	4,545,562
Amgen, Inc.(1)	28,921	4,745,068
Biogen, Inc.(1)(2)	10,971	2,999,691
Celgene Corp.(1)(2)	34,904	4,343,105
Gilead Sciences, Inc.(1)	54,892	3,728,265
Myriad Genetics, Inc.(2)	72,275	1,387,680
United Therapeutics Corp.(2)	9,012	1,220,044
		22,969,415
Building Products — 2.6%
Masonite International Corp.(2)	47,049	3,728,633
Owens Corning(1)	80,886	4,963,974
Universal Forest Products, Inc.	12,437	1,225,542
USG Corp.(1)(2)	162,491	5,167,214
		15,085,363

Capital Markets — 2.8%
Eaton Vance Corp.	110,992	4,990,200
Evercore Partners, Inc., Class A	62,425	4,862,908
Goldman Sachs Group, Inc. (The)(1)	28,033	6,439,741
		16,292,849
Chemicals — 5.5%
Air Products & Chemicals, Inc.(1)	36,538	4,943,226
Cabot Corp.(1)	87,051	5,215,225
Celanese Corp., Series A(1)	38,034	3,417,355
Dow Chemical Co. (The)(1)	37,673	2,393,742
E.I. du Pont de Nemours & Co.	24,021	1,929,607
Eastman Chemical Co.	13,426	1,084,821
FMC Corp.	37,455	2,606,493
Huntsman Corp.(1)	114,406	2,807,523
Minerals Technologies, Inc.	26,228	2,009,065
Monsanto Co.	9,776	1,106,643
Trinseo SA	38,345	2,572,950
W.R. Grace & Co.(1)	27,394	1,909,636
		31,996,286
Commercial Services and Supplies — 0.6%
Waste Management, Inc.	48,682	3,549,891
Communications Equipment — 2.2%
Ciena Corp.(2)	89,495	2,112,977
Cisco Systems, Inc.(1)	310,311	10,488,512
F5 Networks, Inc.(2)	2,468	351,863
		12,953,352
Construction and Engineering — 0.7%
AECOM(2)	32,465	1,155,429
Chicago Bridge & Iron Co. NV, (New York)	102,048	3,137,976
		4,293,405
Construction Materials — 0.3%
Eagle Materials, Inc.(1)	17,039	1,655,168
Consumer Finance — 1.2%
OneMain Holdings, Inc.(2)	162,935	4,048,935
Synchrony Financial	84,382	2,894,302
		6,943,237
Containers and Packaging — 0.9%
Berry Plastics Group, Inc.(2)	64,198	3,118,097
Sealed Air Corp.(1)	42,232	1,840,470
		4,958,567
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)(2)	23,910	3,985,319
Diversified Telecommunication Services — 2.0%
AT&T, Inc.(1)	246,948	10,260,689
Verizon Communications, Inc.	33,444	1,630,395
		11,891,084
Electric Utilities — 1.2%
FirstEnergy Corp.	111,285	3,541,089
Great Plains Energy, Inc.	82,633	2,414,536
PPL Corp.	32,165	1,202,649
		7,158,274
Electrical Equipment — 0.7%
Eaton Corp. plc	4,184	310,244

Generac Holdings, Inc.(2)	10,232	381,449
Regal Beloit Corp.	42,564	3,219,966
		3,911,659
Electronic Equipment, Instruments and Components — 0.1%
Belden, Inc.	10,255	709,543
Energy Equipment and Services — 3.2%
Baker Hughes, Inc.	89,739	5,368,187
Diamond Offshore Drilling, Inc.(1)(2)	167,349	2,796,402
Dril-Quip, Inc.(1)(2)	80,211	4,375,510
Helmerich & Payne, Inc.	11,982	797,642
Rowan Cos. plc(2)	225,452	3,512,542
Schlumberger Ltd.	17,103	1,335,744
TechnipFMC plc(2)	18,958	616,135
		18,802,162
Equity Real Estate Investment Trusts (REITs) — 3.4%
Care Capital Properties, Inc.	118,953	3,196,267
DuPont Fabros Technology, Inc.	43,351	2,149,776
Empire State Realty Trust, Inc.	96,774	1,997,415
Host Hotels & Resorts, Inc.	103,709	1,935,210
LaSalle Hotel Properties	98,304	2,845,901
Potlatch Corp.	9,077	414,819
Select Income REIT	28,771	742,004
Sunstone Hotel Investors, Inc.	139,948	2,145,403
WP Carey, Inc.(1)	69,396	4,317,819
		19,744,614
Food and Staples Retailing — 2.4%
CVS Health Corp.(1)	84,035	6,596,748
Wal-Mart Stores, Inc.(1)	103,137	7,434,115
		14,030,863
Food Products — 3.0%
Bunge Ltd.	36,084	2,860,018
Campbell Soup Co.(1)	75,683	4,332,095
Dean Foods Co.	27,952	549,536
Fresh Del Monte Produce, Inc.	19,802	1,172,873
J.M. Smucker Co. (The)(1)	31,836	4,173,063
Tyson Foods, Inc., Class A(1)	76,827	4,740,994
		17,828,579
Gas Utilities — 0.8%
National Fuel Gas Co.	73,412	4,376,823
Health Care Equipment and Supplies — 5.8%
Becton Dickinson and Co.(1)	29,415	5,395,888
Boston Scientific Corp.(1)(2)	168,348	4,186,815
C.R. Bard, Inc.(1)	22,723	5,647,574
Danaher Corp.	11,221	959,732
Halyard Health, Inc.(2)	18,436	702,227
Hologic, Inc.(1)(2)	113,781	4,841,382
LivaNova plc(2)	23,594	1,156,342
Medtronic plc	97,842	7,882,152
Zimmer Biomet Holdings, Inc.	24,841	3,033,334
		33,805,446
Health Care Providers and Services — 2.8%
Anthem, Inc.	30,430	5,032,513
Cigna Corp.	4,452	652,174

HealthSouth Corp.	16,273	696,647
Laboratory Corp. of America Holdings(1)(2)	12,922	1,853,919
UnitedHealth Group, Inc.(1)	50,583	8,296,118
		16,531,371
Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc.(1)(2)	146,097	1,852,510
Medidata Solutions, Inc.(1)(2)	53,750	3,100,838
		4,953,348
Hotels, Restaurants and Leisure — 3.5%
Carnival Corp.(1)	94,722	5,580,073
Cheesecake Factory, Inc. (The)	68,417	4,334,901
Churchill Downs, Inc.(1)	28,200	4,479,570
Darden Restaurants, Inc.(1)	69,541	5,818,496
		20,213,040
Household Durables — 0.3%
Garmin Ltd.	33,609	1,717,756
Household Products — 2.3%
Kimberly-Clark Corp.	42,794	5,632,974
Procter & Gamble Co. (The)(1)	31,569	2,836,475
Spectrum Brands Holdings, Inc.(1)	34,775	4,834,073
		13,303,522
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	110,748	1,238,163
Industrial Conglomerates — 2.7%
3M Co.(1)	39,969	7,647,269
Carlisle Cos., Inc.(1)	43,811	4,661,929
General Electric Co.	108,848	3,243,670
		15,552,868
Insurance — 3.2%
Aflac, Inc.(1)	70,909	5,135,230
Everest Re Group Ltd.	17,617	4,119,031
Old Republic International Corp.	93,900	1,923,072
Prudential Financial, Inc.(1)	25,698	2,741,462
Reinsurance Group of America, Inc.(1)	37,541	4,766,956
		18,685,751
Internet and Direct Marketing Retail — 2.5%
Amazon.com, Inc.(2)	16,290	14,441,737
Internet Software and Services — 5.6%
Alphabet, Inc., Class A(1)(2)	22,003	18,654,143
Facebook, Inc., Class A(1)(2)	98,473	13,988,090
VeriSign, Inc.(2)	3,490	304,014
		32,946,247
IT Services — 3.2%
Amdocs Ltd.	4,727	288,300
Automatic Data Processing, Inc.	3,521	360,515
Cardtronics plc(2)	23,116	1,080,673
Convergys Corp.	65,712	1,389,809
CoreLogic, Inc.(2)	41,869	1,704,906
First Data Corp., Class A(2)	35,212	545,786
International Business Machines Corp.(1)	53,514	9,318,928
PayPal Holdings, Inc.(2)	21,772	936,631
Teradata Corp.(1)(2)	105,177	3,273,108
		18,898,656

Leisure Products — 1.0%
Brunswick Corp.	77,864	4,765,277
Hasbro, Inc.	12,963	1,293,967
		6,059,244
Life Sciences Tools and Services — 1.2%
Thermo Fisher Scientific, Inc.(1)	13,592	2,087,731
Waters Corp.(1)(2)	31,101	4,861,398
		6,949,129
Machinery — 3.5%
Cummins, Inc.(1)	17,668	2,671,402
Fortive Corp.	7,160	431,175
Ingersoll-Rand plc(1)	62,581	5,089,087
Oshkosh Corp.	12,697	870,887
Parker-Hannifin Corp.	4,795	768,734
Stanley Black & Decker, Inc.(1)	26,650	3,540,986
Timken Co. (The)(1)	113,432	5,127,126
Toro Co. (The)	23,061	1,440,390
Woodward, Inc.	10,789	732,789
		20,672,576
Media — 1.4%
Comcast Corp., Class A	10,630	399,582
MSG Networks, Inc., Class A(2)	114,132	2,664,982
Omnicom Group, Inc.(1)	32,997	2,844,671
Twenty-First Century Fox, Inc., Class A	64,482	2,088,572
		7,997,807
Metals and Mining — 3.0%
Barrick Gold Corp.	246,394	4,679,022
Nucor Corp.(1)	92,199	5,506,124
Reliance Steel & Aluminum Co.(1)	32,597	2,608,412
Steel Dynamics, Inc.(1)	143,527	4,988,999
		17,782,557
Multi-Utilities — 0.1%
MDU Resources Group, Inc.	16,205	443,531
Oil, Gas and Consumable Fuels — 4.1%
Apache Corp.	47,084	2,419,647
Cabot Oil & Gas Corp.	94,875	2,268,461
Chevron Corp.	19,081	2,048,727
Devon Energy Corp.	15,219	634,937
Exxon Mobil Corp.(1)	71,809	5,889,056
Gulfport Energy Corp.(2)	128,763	2,213,436
Kinder Morgan, Inc.(1)	235,067	5,110,357
Williams Cos., Inc. (The)	117,231	3,468,865
		24,053,486
Personal Products — 1.1%
Herbalife Ltd.(1)(2)	35,737	2,077,749
Nu Skin Enterprises, Inc., Class A(1)	82,441	4,578,773
		6,656,522
Pharmaceuticals — 4.8%
Allergan plc(1)	15,938	3,807,907
Jazz Pharmaceuticals plc(2)	8,742	1,268,726
Johnson & Johnson	43,767	5,451,180
Merck & Co., Inc.(1)	154,581	9,822,077

Pfizer, Inc.(1)	235,565	8,058,679
		28,408,569
Professional Services — 0.7%
FTI Consulting, Inc.(1)(2)	103,201	4,248,785
Real Estate Management and Development — 0.2%
Realogy Holdings Corp.	46,778	1,393,517
Road and Rail — 1.1%
Union Pacific Corp.	63,026	6,675,714
Semiconductors and Semiconductor Equipment — 6.1%
Applied Materials, Inc.(1)	160,598	6,247,262
Broadcom Ltd.	5,643	1,235,591
Intel Corp.(1)	277,708	10,016,927
KLA-Tencor Corp.	10,125	962,584
Lam Research Corp.	20,352	2,612,383
QUALCOMM, Inc.(1)	111,899	6,416,289
Teradyne, Inc.(1)	65,250	2,029,275
Texas Instruments, Inc.(1)	78,734	6,342,811
		35,863,122
Software — 7.7%
Activision Blizzard, Inc.	65,828	3,282,184
Adobe Systems, Inc.(2)	26,262	3,417,474
Cadence Design Systems, Inc.(1)(2)	122,034	3,831,868
Citrix Systems, Inc.(2)	17,432	1,453,655
Intuit, Inc.	3,960	459,320
Microsoft Corp.(1)	266,927	17,579,812
MicroStrategy, Inc., Class A(2)	6,669	1,252,438
Oracle Corp. (New York)(1)	90,533	4,038,677
Synopsys, Inc.(1)(2)	81,957	5,911,558
VMware, Inc., Class A(2)	44,661	4,115,065
		45,342,051
Specialty Retail — 2.7%
Aaron's, Inc.	24,270	721,790
American Eagle Outfitters, Inc.(1)	245,449	3,443,649
Best Buy Co., Inc.(1)	103,347	5,079,505
Chico's FAS, Inc.	68,341	970,442
Foot Locker, Inc.(1)	35,534	2,658,299
Lowe's Cos., Inc.	33,241	2,732,743
		15,606,428
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.(1)	150,895	21,677,576
Xerox Corp.(1)	437,043	3,207,895
		24,885,471
Thrifts and Mortgage Finance — 0.9%
Essent Group Ltd.(1)(2)	150,232	5,433,891
Trading Companies and Distributors — 0.2%
HD Supply Holdings, Inc.(2)	27,863	1,145,866
TOTAL COMMON STOCKS (Cost $626,937,172)		745,843,454
EXCHANGE-TRADED FUNDS — 0.9%
SPDR S&P Bank ETF (Cost $5,687,498)	130,575	5,612,113

TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $3,317,714), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $3,250,278)		3,250,097
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $6,018,362), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $5,897,108)		5,897,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,791	4,791
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,151,888)		9,151,888
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.6% (Cost $641,776,558)		760,607,455
COMMON STOCKS SOLD SHORT — (29.5)%
Aerospace and Defense — (0.4)%
TransDigm Group, Inc.	(10,807)	(2,379,269)
Airlines — (0.7)%
Spirit Airlines, Inc.	(77,402)	(4,107,724)
Biotechnology — (0.8)%
Alnylam Pharmaceuticals, Inc.	(23,576)	(1,208,270)
Bluebird Bio, Inc.	(16,030)	(1,457,127)
Portola Pharmaceuticals, Inc.	(23,930)	(937,817)
Radius Health, Inc.	(23,530)	(909,434)
		(4,512,648)
Capital Markets — (0.4)%
Stifel Financial Corp.	(42,391)	(2,127,604)
Chemicals — (1.7)%
CF Industries Holdings, Inc.	(133,139)	(3,907,630)
Mosaic Co. (The)	(63,531)	(1,853,834)
Potash Corp. of Saskatchewan, Inc.	(253,038)	(4,321,889)
		(10,083,353)
Commercial Services and Supplies — (2.4)%
Clean Harbors, Inc.	(81,729)	(4,545,767)
Covanta Holding Corp.	(264,265)	(4,148,960)
Waste Connections, Inc.	(58,903)	(5,196,423)
		(13,891,150)
Communications Equipment — (0.9)%
EchoStar Corp., Class A	(85,372)	(4,861,935)
ViaSat, Inc.	(10,381)	(662,516)
		(5,524,451)
Construction and Engineering — (1.2)%
Granite Construction, Inc.	(76,469)	(3,837,979)
KBR, Inc.	(197,963)	(2,975,384)
		(6,813,363)
Consumer Finance — (0.1)%
SLM Corp.	(35,151)	(425,327)
Containers and Packaging — (1.1)%
AptarGroup, Inc.	(29,735)	(2,289,298)
Ball Corp.	(30,754)	(2,283,792)
Silgan Holdings, Inc.	(30,036)	(1,782,937)
		(6,356,027)
Distributors — (0.3)%
Core-Mark Holding Co., Inc.	(32,106)	(1,001,386)
Pool Corp.	(7,070)	(843,663)
		(1,845,049)

Diversified Telecommunication Services — (0.7)%
Zayo Group Holdings, Inc.	(129,073)	(4,246,502)
Electric Utilities — (0.5)%
PNM Resources, Inc.	(87,340)	(3,231,580)
Food Products — (0.3)%
J&J Snack Foods Corp.	(8,986)	(1,218,142)
TreeHouse Foods, Inc.	(4,245)	(359,382)
		(1,577,524)
Health Care Equipment and Supplies — (0.6)%
DexCom, Inc.	(8,742)	(740,710)
Insulet Corp.	(58,752)	(2,531,624)
Nevro Corp.	(3,276)	(306,961)
		(3,579,295)
Health Care Providers and Services — (1.0)%
Acadia Healthcare Co., Inc.	(65,152)	(2,840,627)
Envision Healthcare Corp.	(16,821)	(1,031,464)
LifePoint Health, Inc.	(19,258)	(1,261,399)
MEDNAX, Inc.	(15,662)	(1,086,629)
		(6,220,119)
Hotels, Restaurants and Leisure — (0.3)%
Chipotle Mexican Grill, Inc.	(3,760)	(1,675,155)
Independent Power and Renewable Electricity Producers — (0.3)%
Dynegy, Inc.	(246,738)	(1,939,361)
Insurance — (0.6)%
MBIA, Inc.	(305,985)	(2,591,693)
RLI Corp.	(12,563)	(754,031)
		(3,345,724)
Internet and Direct Marketing Retail — (0.2)%
Groupon, Inc.	(117,241)	(460,757)
TripAdvisor, Inc.	(16,403)	(707,954)
		(1,168,711)
IT Services — (2.1)%
Broadridge Financial Solutions, Inc.	(42,331)	(2,876,391)
EPAM Systems, Inc.	(63,002)	(4,757,911)
Global Payments, Inc.	(55,901)	(4,510,093)
		(12,144,395)
Machinery — (0.9)%
Flowserve Corp.	(54,728)	(2,649,930)
John Bean Technologies Corp.	(32,051)	(2,818,885)
		(5,468,815)
Marine — (0.8)%
Kirby Corp.	(68,721)	(4,848,267)
Media — (0.6)%
Loral Space & Communications, Inc.	(61,607)	(2,427,316)
News Corp., Class A	(44,882)	(583,466)
Tribune Media Co.	(19,360)	(721,547)
		(3,732,329)
Metals and Mining — (1.8)%
Compass Minerals International, Inc.	(53,648)	(3,640,017)
New Gold, Inc.	(1,367,381)	(4,074,795)
Royal Gold, Inc.	(39,230)	(2,748,062)
		(10,462,874)

Oil, Gas and Consumable Fuels — (1.1)%
Cheniere Energy, Inc.	(59,765)	(2,825,092)
Kosmos Energy Ltd.	(590,509)	(3,932,790)
		(6,757,882)
Personal Products — (0.7)%
Coty, Inc., Class A	(220,423)	(3,996,269)
Pharmaceuticals — (1.4)%
Catalent, Inc.	(148,965)	(4,218,689)
Medicines Co. (The)	(78,134)	(3,820,752)
		(8,039,441)
Professional Services — (0.1)%
Equifax, Inc.	(4,514)	(617,244)
Real Estate Management and Development — (1.2)%
Alexander & Baldwin, Inc.	(13,204)	(587,842)
Howard Hughes Corp. (The)	(19,260)	(2,258,235)
Kennedy-Wilson Holdings, Inc.	(191,991)	(4,262,200)
		(7,108,277)
Road and Rail — (0.1)%
Werner Enterprises, Inc.	(26,314)	(689,427)
Semiconductors and Semiconductor Equipment — (1.0)%
Cavium, Inc.	(67,193)	(4,815,050)
First Solar, Inc.	(32,069)	(869,070)
		(5,684,120)
Software — (1.0)%
CDK Global, Inc.	(8,329)	(541,468)
Pegasystems, Inc.	(30,240)	(1,326,024)
ServiceNow, Inc.	(45,739)	(4,000,791)
		(5,868,283)
Specialty Retail — (1.7)%
CarMax, Inc.	(52,448)	(3,105,971)
Guess?, Inc.	(300,571)	(3,351,367)
Monro Muffler Brake, Inc.	(66,234)	(3,450,791)
		(9,908,129)
Technology Hardware, Storage and Peripherals — (0.5)%
Diebold Nixdorf, Inc.	(88,269)	(2,709,858)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $169,676,772)		(173,085,546)
OTHER ASSETS AND LIABILITIES — (0.1)%		(640,347)
TOTAL NET ASSETS — 100.0%		$586,881,562

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $215,605,944.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	745,843,454	—	—
Exchange-Traded Funds	5,612,113	—	—
Temporary Cash Investments	4,791	9,147,097	—
	751,460,358	9,147,097	—

Liabilities
Securities Sold Short
Common Stocks	173,085,546	—	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$642,564,353
Gross tax appreciation of investments	$126,573,826
Gross tax depreciation of investments	(8,530,724)
Net tax appreciation (depreciation) of investments	118,043,102
Net tax appreciation (depreciation) on securities sold short	(3,645,982)
Net tax appreciation (depreciation)	$114,397,120

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
March 31, 2017

NT Disciplined Growth - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 2.1%
Boeing Co. (The)	52,916	9,358,724
Curtiss-Wright Corp.	8,024	732,270
Lockheed Martin Corp.	2,868	767,477
Rockwell Collins, Inc.	5,464	530,882
		11,389,353
Auto Components — 0.7%
Cooper-Standard Holding, Inc.(1)	12,037	1,335,264
LCI Industries	18,237	1,820,053
Stoneridge, Inc.(1)	36,488	661,892
		3,817,209
Beverages — 1.5%
Coca-Cola Co. (The)	41,318	1,753,536
PepsiCo, Inc.	59,792	6,688,333
		8,441,869
Biotechnology — 6.3%
AbbVie, Inc.	87,670	5,712,577
Alexion Pharmaceuticals, Inc.(1)	4,413	535,032
Amgen, Inc.	39,393	6,463,210
Biogen, Inc.(1)	5,744	1,570,525
Celgene Corp.(1)	76,903	9,569,040
Gilead Sciences, Inc.	116,580	7,918,114
Incyte Corp.(1)	19,335	2,584,509
		34,353,007
Building Products — 0.5%
Lennox International, Inc.	16,286	2,724,648
Capital Markets — 0.8%
Eaton Vance Corp.	6,893	309,909
Evercore Partners, Inc., Class A	54,346	4,233,554
		4,543,463
Chemicals — 3.5%
Air Products & Chemicals, Inc.	38,946	5,269,004
Celanese Corp., Series A	25,308	2,273,924
FMC Corp.	75,426	5,248,895
Koppers Holdings, Inc.(1)	17,016	720,628
Monsanto Co.	14,205	1,608,006
W.R. Grace & Co.	60,697	4,231,188
		19,351,645
Commercial Services and Supplies — 0.4%
Knoll, Inc.	71,943	1,712,963
Waste Management, Inc.	3,236	235,969
		1,948,932
Communications Equipment — 0.2%
ARRIS International plc(1)	4,267	112,862
F5 Networks, Inc.(1)	8,492	1,210,705
		1,323,567

Construction Materials — 0.8%
Eagle Materials, Inc.	42,621	4,140,204
Containers and Packaging — 0.1%
Berry Plastics Group, Inc.(1)	14,294	694,260
Diversified Consumer Services — 0.1%
Capella Education Co.	6,413	545,265
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	125,296	6,108,180
Electrical Equipment — 1.6%
Emerson Electric Co.	43,666	2,613,847
Generac Holdings, Inc.(1)	29,909	1,115,007
Rockwell Automation, Inc.	31,308	4,874,969
		8,603,823
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	38,431	4,670,904
Empire State Realty Trust, Inc.	14,710	303,614
Gaming and Leisure Properties, Inc.	69,529	2,323,659
		7,298,177
Food and Staples Retailing — 1.4%
CVS Health Corp.	95,005	7,457,892
Food Products — 1.7%
Campbell Soup Co.	70,637	4,043,262
Hershey Co. (The)	2,754	300,874
Tyson Foods, Inc., Class A	76,221	4,703,598
		9,047,734
Health Care Equipment and Supplies — 4.8%
Becton Dickinson and Co.	36,164	6,633,924
C.R. Bard, Inc.	20,449	5,082,395
Cooper Cos., Inc. (The)	4,781	955,674
Danaher Corp.	41,717	3,568,055
Hologic, Inc.(1)	113,395	4,824,957
Zimmer Biomet Holdings, Inc.	43,617	5,326,072
		26,391,077
Health Care Providers and Services — 3.5%
Anthem, Inc.	26,103	4,316,914
Cigna Corp.	18,214	2,668,169
UnitedHealth Group, Inc.	72,471	11,885,969
		18,871,052
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	44,083	2,260,576
Hotels, Restaurants and Leisure — 3.9%
Aramark	118,394	4,365,187
Cheesecake Factory, Inc. (The)	35,532	2,251,307
Churchill Downs, Inc.	26,106	4,146,938
Darden Restaurants, Inc.	71,780	6,005,833
McDonald's Corp.	7,891	1,022,752
Norwegian Cruise Line Holdings Ltd.(1)	23,041	1,168,870
Starbucks Corp.	43,227	2,524,025
		21,484,912
Household Durables — 0.5%
D.R. Horton, Inc.	87,967	2,930,181
Household Products — 2.0%
Kimberly-Clark Corp.	46,246	6,087,361

Spectrum Brands Holdings, Inc.	35,474	4,931,241
		11,018,602
Industrial Conglomerates — 1.1%
3M Co.	9,279	1,775,351
Carlisle Cos., Inc.	40,215	4,279,278
		6,054,629
Insurance — 1.1%
Aon plc	49,407	5,864,117
Internet and Direct Marketing Retail — 4.5%
Amazon.com, Inc.(1)	24,486	21,707,819
Shutterfly, Inc.(1)	61,470	2,968,386
		24,676,205
Internet Software and Services — 8.7%
Alphabet, Inc., Class A(1)	33,071	28,037,594
Facebook, Inc., Class A(1)	136,679	19,415,252
Stamps.com, Inc.(1)	1,593	188,531
		47,641,377
IT Services — 4.4%
Accenture plc, Class A	3,103	371,987
Automatic Data Processing, Inc.	22,348	2,288,212
Cardtronics plc(1)	7,672	358,666
CSG Systems International, Inc.	88,679	3,352,953
CSRA, Inc.	3,585	105,005
International Business Machines Corp.	52,415	9,127,548
Jack Henry & Associates, Inc.	48,683	4,532,387
Visa, Inc., Class A	42,208	3,751,025
		23,887,783
Leisure Products — 1.1%
Brunswick Corp.	87,520	5,356,224
Malibu Boats, Inc.(1)	5,976	134,161
MCBC Holdings, Inc.	29,961	484,469
		5,974,854
Life Sciences Tools and Services — 0.5%
Waters Corp.(1)	16,134	2,521,905
Machinery — 2.4%
Donaldson Co., Inc.	98,024	4,462,052
Ingersoll-Rand plc	67,855	5,517,969
Stanley Black & Decker, Inc.	13,815	1,835,599
Woodward, Inc.	16,133	1,095,753
		12,911,373
Media — 3.8%
Comcast Corp., Class A	95,018	3,571,727
MSG Networks, Inc., Class A(1)	48,124	1,123,695
Omnicom Group, Inc.	57,852	4,987,421
Twenty-First Century Fox, Inc., Class A	206,480	6,687,887
Walt Disney Co. (The)	37,558	4,258,702
		20,629,432
Metals and Mining — 0.8%
Steel Dynamics, Inc.	119,030	4,137,483
Multiline Retail — 0.9%
Dollar Tree, Inc.(1)	35,421	2,779,132
Nordstrom, Inc.	28,380	1,321,657

Target Corp.	16,113	889,276
		4,990,065
Oil, Gas and Consumable Fuels — 1.2%
Apache Corp.	39,614	2,035,763
ONEOK, Inc.	2,227	123,465
Williams Cos., Inc. (The)	144,376	4,272,086
		6,431,314
Personal Products — 0.5%
Nu Skin Enterprises, Inc., Class A	52,611	2,922,015
Pharmaceuticals — 2.8%
Allergan plc	25,752	6,152,668
Bristol-Myers Squibb Co.	3,771	205,067
Eli Lilly & Co.	103,657	8,718,590
		15,076,325
Professional Services†
TransUnion(1)	3,667	140,629
Real Estate Management and Development†
RMR Group, Inc. (The), Class A	2,877	142,411
Road and Rail — 0.9%
Union Pacific Corp.	44,705	4,735,154
Semiconductors and Semiconductor Equipment — 5.8%
Applied Materials, Inc.	165,948	6,455,377
Intel Corp.	156,437	5,642,683
KLA-Tencor Corp.	16,333	1,552,778
Lam Research Corp.	39,925	5,124,773
QUALCOMM, Inc.	68,335	3,918,329
Skyworks Solutions, Inc.	1,717	168,232
Texas Instruments, Inc.	106,409	8,572,309
		31,434,481
Software — 10.0%
Activision Blizzard, Inc.	70,031	3,491,746
Adobe Systems, Inc.(1)	62,353	8,113,996
Cadence Design Systems, Inc.(1)	7,615	239,111
Citrix Systems, Inc.(1)	51,351	4,282,160
Intuit, Inc.	22,970	2,664,290
Microsoft Corp.	380,980	25,091,343
SS&C Technologies Holdings, Inc.	41,518	1,469,737
Synopsys, Inc.(1)	62,526	4,510,000
VMware, Inc., Class A(1)	52,377	4,826,017
		54,688,400
Specialty Retail — 2.8%
Children's Place, Inc. (The)	39,868	4,786,153
Home Depot, Inc. (The)	48,521	7,124,338
Lowe's Cos., Inc.	32,012	2,631,707
Pier 1 Imports, Inc.	30,560	218,810
Ross Stores, Inc.	8,663	570,632
		15,331,640
Technology Hardware, Storage and Peripherals — 5.9%
Apple, Inc.	225,121	32,340,883
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)	118,698	4,293,307

Trading Companies and Distributors†
United Rentals, Inc.(1)	2,117	264,731
TOTAL COMMON STOCKS (Cost $462,427,080)		541,836,141
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $2,203,454), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $2,158,667)		2,158,546
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/46, valued at $3,995,406), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $3,916,072)		3,916,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,665	3,665
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,078,211)		6,078,211
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $468,505,291)		547,914,352
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,706,797)
TOTAL NET ASSETS — 100.0%		$546,207,555

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	541,836,141	—	—
Temporary Cash Investments	3,665	6,074,546	—
	541,839,806	6,074,546	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$470,195,595
Gross tax appreciation of investments	$81,422,519
Gross tax depreciation of investments	(3,703,762)
Net tax appreciation (depreciation) of investments	$77,718,757

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
March 31, 2017

NT Equity Growth - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Aerospace and Defense — 2.4%
Boeing Co. (The)	127,000	22,461,220
United Technologies Corp.	169,741	19,046,638
		41,507,858
Airlines — 0.8%
Hawaiian Holdings, Inc.(1)	48,787	2,266,156
JetBlue Airways Corp.(1)	132,067	2,721,901
United Continental Holdings, Inc.(1)	122,014	8,619,069
		13,607,126
Auto Components — 1.1%
Delphi Automotive plc	98,484	7,926,977
LCI Industries	13,447	1,342,011
Lear Corp.	68,582	9,709,839
Tenneco, Inc.	11,236	701,351
		19,680,178
Automobiles — 0.9%
Ford Motor Co.	1,384,273	16,112,938
Banks — 3.8%
Bank of America Corp.	220,354	5,198,151
BB&T Corp.	339,938	15,195,228
Citigroup, Inc.	439,617	26,297,889
East West Bancorp, Inc.	26,718	1,378,916
JPMorgan Chase & Co.	122,501	10,760,488
Valley National Bancorp	124,813	1,472,793
Wells Fargo & Co.	117,183	6,522,406
		66,825,871
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A(1)	8,011	1,158,791
Coca-Cola Co. (The)	13,708	581,768
PepsiCo, Inc.	34,099	3,814,314
		5,554,873
Biotechnology — 5.1%
AbbVie, Inc.	335,592	21,867,175
Amgen, Inc.	150,851	24,750,124
Biogen, Inc.(1)	41,520	11,352,398
Celgene Corp.(1)	163,192	20,305,980
Gilead Sciences, Inc.	167,829	11,398,946
		89,674,623
Building Products — 0.9%
Owens Corning	216,375	13,278,933
USG Corp.(1)	69,051	2,195,822
		15,474,755
Capital Markets — 2.9%
Eaton Vance Corp.	203,333	9,141,852
Evercore Partners, Inc., Class A	164,584	12,821,093
Franklin Resources, Inc.	184,540	7,776,516

Goldman Sachs Group, Inc. (The)	89,381	20,532,603
		50,272,064
Chemicals — 3.5%
Air Products & Chemicals, Inc.	119,717	16,196,513
Cabot Corp.	252,208	15,109,781
Celanese Corp., Series A	32,386	2,909,882
Dow Chemical Co. (The)	88,106	5,598,255
E.I. du Pont de Nemours & Co.	76,218	6,122,592
FMC Corp.	149,663	10,415,048
Monsanto Co.	35,289	3,994,715
		60,346,786
Commercial Services and Supplies — 0.5%
Waste Management, Inc.	115,409	8,415,624
Communications Equipment — 1.6%
Cisco Systems, Inc.	821,557	27,768,627
Consumer Finance — 0.3%
Ally Financial, Inc.	59,872	1,217,198
OneMain Holdings, Inc.(1)	28,722	713,741
Synchrony Financial	93,906	3,220,976
		5,151,915
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	74,817	12,470,498
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	278,541	11,573,379
Verizon Communications, Inc.	89,503	4,363,271
		15,936,650
Electric Utilities — 0.3%
ALLETE, Inc.	8,975	607,697
FirstEnergy Corp.	158,807	5,053,239
		5,660,936
Electrical Equipment — 0.7%
Eaton Corp. plc	160,237	11,881,573
Energy Equipment and Services — 2.7%
Baker Hughes, Inc.	230,273	13,774,931
Dril-Quip, Inc.(1)	180,111	9,825,055
Helmerich & Payne, Inc.	195,297	13,000,921
Rowan Cos. plc(1)	104,567	1,629,154
Schlumberger Ltd.	95,644	7,469,796
TechnipFMC plc(1)	36,771	1,195,058
		46,894,915
Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	150,418	18,281,804
Care Capital Properties, Inc.	143,620	3,859,069
DuPont Fabros Technology, Inc.	48,714	2,415,727
Empire State Realty Trust, Inc.	44,834	925,374
Gaming and Leisure Properties, Inc.	26,227	876,506
Lamar Advertising Co., Class A	13,747	1,027,451
Medical Properties Trust, Inc.	120,785	1,556,919
WP Carey, Inc.	212,976	13,251,367
		42,194,217
Food and Staples Retailing — 2.5%
CVS Health Corp.	236,914	18,597,749
Wal-Mart Stores, Inc.	315,710	22,756,377

Walgreens Boots Alliance, Inc.	26,030	2,161,791
		43,515,917
Food Products — 2.3%
Bunge Ltd.	134,298	10,644,460
Campbell Soup Co.	203,389	11,641,986
Dean Foods Co.	104,895	2,062,236
J.M. Smucker Co. (The)	10,303	1,350,517
Tyson Foods, Inc., Class A	239,975	14,808,857
		40,508,056
Gas Utilities — 0.5%
National Fuel Gas Co.	151,881	9,055,145
Health Care Equipment and Supplies — 4.7%
Becton Dickinson and Co.	92,221	16,917,020
C.R. Bard, Inc.	21,173	5,262,337
Cooper Cos., Inc. (The)	9,210	1,840,987
Danaher Corp.	73,382	6,276,363
Hologic, Inc.(1)	322,948	13,741,437
Medtronic plc	279,719	22,534,163
Zimmer Biomet Holdings, Inc.	122,523	14,961,284
		81,533,591
Health Care Providers and Services — 1.7%
Anthem, Inc.	17,399	2,877,447
HealthSouth Corp.	18,768	803,458
UnitedHealth Group, Inc.	163,415	26,801,694
		30,482,599
Hotels, Restaurants and Leisure — 1.9%
Carnival Corp.	265,420	15,635,892
Darden Restaurants, Inc.	209,497	17,528,614
		33,164,506
Household Durables — 0.2%
Garmin Ltd.	74,070	3,785,718
Household Products — 2.1%
Kimberly-Clark Corp.	116,041	15,274,477
Procter & Gamble Co. (The)	76,598	6,882,330
Spectrum Brands Holdings, Inc.	100,975	14,036,535
		36,193,342
Industrial Conglomerates — 2.5%
3M Co.	114,415	21,891,022
Carlisle Cos., Inc.	122,066	12,989,043
General Electric Co.	301,071	8,971,916
		43,851,981
Insurance — 3.0%
Aflac, Inc.	212,689	15,402,937
American Financial Group, Inc.	12,436	1,186,643
Everest Re Group Ltd.	19,548	4,570,518
FNF Group	189,056	7,361,840
Lincoln National Corp.	25,153	1,646,264
Old Republic International Corp.	190,575	3,902,976
Reinsurance Group of America, Inc.	96,865	12,299,918
Validus Holdings Ltd.	94,282	5,316,562
		51,687,658

Internet and Direct Marketing Retail — 2.5%
Amazon.com, Inc.(1)	48,558	43,048,609
Internet Software and Services — 5.6%
Alphabet, Inc., Class A(1)	66,614	56,475,349
Facebook, Inc., Class A(1)	293,077	41,631,588
		98,106,937
IT Services — 1.6%
International Business Machines Corp.	155,447	27,069,541
Leisure Products — 0.8%
Brunswick Corp.	215,711	13,201,513
Life Sciences Tools and Services — 0.1%
Waters Corp.(1)	15,903	2,485,798
Machinery — 3.3%
Cummins, Inc.	78,823	11,918,038
Fortive Corp.	20,306	1,222,827
Ingersoll-Rand plc	214,086	17,409,473
Oshkosh Corp.	80,180	5,499,546
Parker-Hannifin Corp.	14,836	2,378,507
Snap-on, Inc.	41,491	6,998,287
Timken Co. (The)	60,758	2,746,262
Toro Co. (The)	152,232	9,508,411
		57,681,351
Media — 1.9%
MSG Networks, Inc., Class A(1)	71,266	1,664,061
Omnicom Group, Inc.	159,544	13,754,288
Twenty-First Century Fox, Inc., Class A	557,642	18,062,025
		33,480,374
Metals and Mining — 1.9%
Barrick Gold Corp.	750,131	14,244,988
Nucor Corp.	241,557	14,425,784
Reliance Steel & Aluminum Co.	50,514	4,042,130
		32,712,902
Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	222,254	6,127,543
Oil, Gas and Consumable Fuels — 3.0%
Cabot Oil & Gas Corp.	56,135	1,342,188
Chevron Corp.	39,241	4,213,306
Devon Energy Corp.	24,953	1,041,039
Exxon Mobil Corp.	191,001	15,663,992
Kinder Morgan, Inc.	485,463	10,553,966
ONEOK, Inc.	69,760	3,867,494
Williams Cos., Inc. (The)	531,499	15,727,056
		52,409,041
Personal Products — 0.1%
Nu Skin Enterprises, Inc., Class A	18,470	1,025,824
Pharmaceuticals — 4.0%
Johnson & Johnson	254,580	31,707,939
Merck & Co., Inc.	440,220	27,971,579
Pfizer, Inc.	278,453	9,525,877
		69,205,395
Professional Services — 0.1%
FTI Consulting, Inc.(1)	37,677	1,551,162

Real Estate Management and Development — 0.2%
Realogy Holdings Corp.	130,218	3,879,194
Road and Rail — 1.2%
Union Pacific Corp.	189,177	20,037,628
Semiconductors and Semiconductor Equipment — 5.1%
Applied Materials, Inc.	460,082	17,897,190
Broadcom Ltd.	11,657	2,552,417
Intel Corp.	754,621	27,219,179
Lam Research Corp.	32,227	4,136,658
QUALCOMM, Inc.	316,533	18,150,002
Texas Instruments, Inc.	232,420	18,723,755
		88,679,201
Software — 6.9%
Activision Blizzard, Inc.	16,559	825,632
Adobe Systems, Inc.(1)	135,809	17,672,825
Intuit, Inc.	53,629	6,220,428
Microsoft Corp.	835,832	55,047,895
Oracle Corp. (New York)	498,793	22,251,156
Synopsys, Inc.(1)	26,695	1,925,510
VMware, Inc., Class A(1)	179,850	16,571,379
		120,514,825
Specialty Retail — 2.0%
Best Buy Co., Inc.	307,715	15,124,192
Lowe's Cos., Inc.	217,461	17,877,469
Urban Outfitters, Inc.(1)	81,802	1,943,616
		34,945,277
Technology Hardware, Storage and Peripherals — 3.3%
Apple, Inc.	396,998	57,032,733
Thrifts and Mortgage Finance — 0.9%
Essent Group Ltd.(1)	418,125	15,123,581
TOTAL COMMON STOCKS (Cost $1,402,454,002)		1,707,528,969
EXCHANGE-TRADED FUNDS — 0.9%
SPDR S&P Bank ETF (Cost $16,508,355)	381,420	16,393,432
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $16,388,994), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $16,055,871)		16,054,975
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $29,719,452), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $29,133,534)		29,133,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,940	20,940
TOTAL TEMPORARY CASH INVESTMENTS (Cost $45,208,915)		45,208,915
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $1,464,171,272)		1,769,131,316
OTHER ASSETS AND LIABILITIES — (1.6)%		(28,020,609)
TOTAL NET ASSETS — 100.0%		$1,741,110,707

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,707,528,969	—	—
Exchange-Traded Funds	16,393,432	—	—
Temporary Cash Investments	20,940	45,187,975	—
	1,723,943,341	45,187,975	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,470,792,083
Gross tax appreciation of investments	$312,527,484
Gross tax depreciation of investments	(14,188,251)
Net tax appreciation (depreciation) of investments	$298,339,233

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Small Company Fund
March 31, 2017

NT Small Company - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 0.9%
Aerojet Rocketdyne Holdings, Inc.(1)	113,284	2,458,263
Ducommun, Inc.(1)	2,956	85,103
Moog, Inc., Class A(1)	22,955	1,546,019
		4,089,385
Airlines — 0.5%
Hawaiian Holdings, Inc.(1)	49,750	2,310,887
Auto Components — 2.4%
American Axle & Manufacturing Holdings, Inc.(1)	21,672	407,000
Cooper Tire & Rubber Co.	49,826	2,209,783
Cooper-Standard Holding, Inc.(1)	22,535	2,499,807
LCI Industries	26,577	2,652,385
Stoneridge, Inc.(1)	142,701	2,588,596
Tenneco, Inc.	1,659	103,555
		10,461,126
Banks — 8.8%
Banc of California, Inc.	115,161	2,383,833
BancFirst Corp.	961	86,394
Bank of the Ozarks, Inc.	63,890	3,322,919
Berkshire Hills Bancorp, Inc.	50,143	1,807,655
Camden National Corp.	8,459	372,534
Cathay General Bancorp.	80,798	3,044,469
CenterState Banks, Inc.	39,679	1,027,686
Enterprise Financial Services Corp.	38,025	1,612,260
FCB Financial Holdings, Inc., Class A(1)	32,984	1,634,357
First BanCorp(1)	359,117	2,029,011
First Commonwealth Financial Corp.	168,548	2,234,947
First Financial Bancorp	73,502	2,017,630
First Interstate Bancsystem, Inc.	22,297	884,076
Franklin Financial Network, Inc.(1)	47,432	1,837,990
Green Bancorp, Inc.(1)	18,986	337,951
Heartland Financial USA, Inc.	44,035	2,199,548
Heritage Commerce Corp.	25,872	364,795
Home BancShares, Inc.	106,494	2,882,793
Horizon Bancorp	4,010	105,142
IBERIABANK Corp.	15,722	1,243,610
International Bancshares Corp.	26,956	954,242
LegacyTexas Financial Group, Inc.	33,789	1,348,181
OFG Bancorp	172,899	2,040,208
Triumph Bancorp, Inc.(1)	6,766	174,563
Umpqua Holdings Corp.	122,420	2,171,731
Valley National Bancorp	19,601	231,292
		38,349,817
Beverages — 0.1%
National Beverage Corp.	7,616	643,780
Biotechnology — 2.3%
AMAG Pharmaceuticals, Inc.(1)	73,950	1,667,572
Applied Genetic Technologies Corp.(1)	19,259	132,887

BioSpecifics Technologies Corp.(1)	11,087	607,568
ChemoCentryx, Inc.(1)	11,320	82,410
Exelixis, Inc.(1)	156,992	3,402,017
FibroGen, Inc.(1)	61,217	1,508,999
Genomic Health, Inc.(1)	45,584	1,435,440
Myriad Genetics, Inc.(1)	19,606	376,435
Retrophin, Inc.(1)	37,834	698,416
Seres Therapeutics, Inc.(1)	11,420	128,703
Xencor, Inc.(1)	3,739	89,437
		10,129,884
Building Products — 3.6%
Advanced Drainage Systems, Inc.	19,479	426,590
Apogee Enterprises, Inc.	46,419	2,767,037
Builders FirstSource, Inc.(1)	10,117	150,743
Continental Building Products, Inc.(1)	97,031	2,377,260
Gibraltar Industries, Inc.(1)	15,264	628,877
Masonite International Corp.(1)	36,181	2,867,344
NCI Building Systems, Inc.(1)	93,869	1,609,853
Patrick Industries, Inc.(1)	12,680	899,012
Ply Gem Holdings, Inc.(1)	70,564	1,390,111
Universal Forest Products, Inc.	25,578	2,520,456
		15,637,283
Capital Markets — 2.8%
Cohen & Steers, Inc.	49,215	1,967,124
Evercore Partners, Inc., Class A	36,485	2,842,182
GAIN Capital Holdings, Inc.	97,772	814,441
Greenhill & Co., Inc.	79,454	2,328,002
Houlihan Lokey, Inc.	61,763	2,127,735
Piper Jaffray Cos.	32,632	2,083,553
		12,163,037
Chemicals — 3.8%
Chemours Co. (The)	63,401	2,440,939
FutureFuel Corp.	85,271	1,209,143
H.B. Fuller Co.	15,058	776,390
Innophos Holdings, Inc.	7,985	430,950
KMG Chemicals, Inc.	13,906	640,649
Koppers Holdings, Inc.(1)	56,849	2,407,555
Minerals Technologies, Inc.	38,495	2,948,717
OMNOVA Solutions, Inc.(1)	90,474	895,693
Rayonier Advanced Materials, Inc.	79,459	1,068,724
Stepan Co.	8,106	638,834
Tredegar Corp.	8,147	142,980
Trinseo SA	41,489	2,783,912
		16,384,486
Commercial Services and Supplies — 3.4%
ACCO Brands Corp.(1)	157,266	2,068,048
ARC Document Solutions, Inc.(1)	118,669	409,408
Brady Corp., Class A	70,976	2,743,222
Brink's Co. (The)	55,615	2,972,622
Ceco Environmental Corp.	41,114	432,108
Ennis, Inc.	105,460	1,792,820
Knoll, Inc.	20,161	480,033
Quad/Graphics, Inc.	97,245	2,454,464

West Corp.	53,347	1,302,734
		14,655,459
Communications Equipment — 3.5%
Ciena Corp.(1)	115,621	2,729,812
Extreme Networks, Inc.(1)	346,514	2,602,320
Finisar Corp.(1)	96,010	2,624,913
InterDigital, Inc.	34,065	2,939,809
NETGEAR, Inc.(1)	51,334	2,543,600
Plantronics, Inc.	35,606	1,926,641
		15,367,095
Construction and Engineering — 1.9%
Aegion Corp.(1)	43,825	1,004,031
Argan, Inc.	19,430	1,285,294
Dycom Industries, Inc.(1)	25,791	2,397,273
MasTec, Inc.(1)	19,460	779,373
Tutor Perini Corp.(1)	92,452	2,939,974
		8,405,945
Consumer Finance — 0.4%
Enova International, Inc.(1)	17,430	258,836
Regional Management Corp.(1)	58,812	1,142,717
World Acceptance Corp.(1)	3,144	162,796
		1,564,349
Containers and Packaging — 0.6%
Greif, Inc., Class A	46,722	2,573,915
Diversified Consumer Services — 1.5%
Capella Education Co.	5,573	473,845
DeVry Education Group, Inc.	91,036	3,227,226
K12, Inc.(1)	36,219	693,594
Weight Watchers International, Inc.(1)	126,881	1,975,537
		6,370,202
Diversified Telecommunication Services — 0.3%
Windstream Holdings, Inc.	280,191	1,527,041
Electric Utilities — 1.1%
ALLETE, Inc.	46,184	3,127,119
Spark Energy, Inc., Class A	55,350	1,768,432
		4,895,551
Electrical Equipment — 1.6%
EnerSys	41,183	3,250,986
Generac Holdings, Inc.(1)	48,292	1,800,326
General Cable Corp.	95,852	1,720,543
		6,771,855
Electronic Equipment, Instruments and Components — 2.3%
Control4 Corp.(1)	20,123	317,742
Daktronics, Inc.	23,773	224,655
Knowles Corp.(1)	105,720	2,003,394
Plexus Corp.(1)	21,816	1,260,965
Rogers Corp.(1)	10,970	941,994
TTM Technologies, Inc.(1)	155,875	2,514,264
Vishay Intertechnology, Inc.	174,447	2,869,653
		10,132,667
Energy Equipment and Services — 1.5%
Archrock, Inc.	188,094	2,332,366
Exterran Corp.(1)	25,232	793,546

McDermott International, Inc.(1)	219,189	1,479,526
Unit Corp.(1)	72,372	1,748,507
		6,353,945
Equity Real Estate Investment Trusts (REITs) — 4.8%
Ashford Hospitality Prime, Inc.	17,189	182,375
CBL & Associates Properties, Inc.	229,756	2,191,872
CoreSite Realty Corp.	11,087	998,384
DiamondRock Hospitality Co.	243,888	2,719,351
DuPont Fabros Technology, Inc.	66,976	3,321,340
LaSalle Hotel Properties	106,009	3,068,961
Potlatch Corp.	39,085	1,786,185
Ryman Hospitality Properties, Inc.	32,703	2,022,026
Select Income REIT	33,942	875,364
Summit Hotel Properties, Inc.	68,242	1,090,507
Washington Prime Group, Inc.	168,685	1,465,873
Washington Real Estate Investment Trust	31,296	978,939
		20,701,177
Food and Staples Retailing — 0.1%
SpartanNash Co.	15,823	553,647
Food Products — 3.0%
AdvancePierre Foods Holdings, Inc.	27,834	867,586
Darling Ingredients, Inc.(1)	200,158	2,906,294
Dean Foods Co.	148,068	2,911,017
Fresh Del Monte Produce, Inc.	44,118	2,613,109
John B Sanfilippo & Son, Inc.	4,436	324,671
Omega Protein Corp.	95,445	1,913,672
Sanderson Farms, Inc.	1,646	170,920
Seaboard Corp.	282	1,175,788
		12,883,057
Health Care Equipment and Supplies — 4.6%
Analogic Corp.	12,594	955,884
AngioDynamics, Inc.(1)	108,909	1,889,571
Cardiovascular Systems, Inc.(1)	29,166	824,669
Cutera, Inc.(1)	9,269	191,868
Glaukos Corp.(1)	48,708	2,498,720
Haemonetics Corp.(1)	16,759	679,913
Integra LifeSciences Holdings Corp.(1)	71,590	3,016,087
LeMaitre Vascular, Inc.	70,695	1,741,218
Masimo Corp.(1)	36,583	3,411,730
OraSure Technologies, Inc.(1)	187,534	2,424,815
Orthofix International NV(1)	63,406	2,418,939
		20,053,414
Health Care Providers and Services — 1.8%
Cross Country Healthcare, Inc.(1)	49,836	715,645
HealthSouth Corp.	74,741	3,199,662
Tivity Health, Inc.(1)	63,640	1,851,924
WellCare Health Plans, Inc.(1)	15,320	2,148,017
		7,915,248
Health Care Technology — 0.7%
Medidata Solutions, Inc.(1)	56,640	3,267,562
Hotels, Restaurants and Leisure — 2.7%
Boyd Gaming Corp.(1)	112,777	2,482,222
Cheesecake Factory, Inc. (The)	49,513	3,137,144

Churchill Downs, Inc.	17,684	2,809,104
Marcus Corp. (The)	4,252	136,489
Penn National Gaming, Inc.(1)	153,289	2,825,116
Scientific Games Corp., Class A(1)	16,102	380,812
		11,770,887
Household Durables†
Hooker Furniture Corp.	3,846	119,418
Household Products — 0.2%
Central Garden & Pet Co.(1)	23,149	858,133
Independent Power and Renewable Electricity Producers — 0.4%
NRG Yield, Inc., Class A	55,138	958,850
Ormat Technologies, Inc.	15,039	858,426
		1,817,276
Insurance — 1.8%
Ambac Financial Group, Inc.(1)	48,509	914,880
Argo Group International Holdings Ltd.	39,939	2,707,864
Genworth Financial, Inc., Class A(1)	64,094	264,067
James River Group Holdings Ltd.	11,284	483,632
National Western Life Group, Inc., Class A	2,189	665,806
Primerica, Inc.	29,122	2,393,828
State National Cos., Inc.	7,684	110,650
Third Point Reinsurance Ltd.(1)	12,786	154,711
		7,695,438
Internet and Direct Marketing Retail — 0.3%
Shutterfly, Inc.(1)	23,549	1,137,181
Internet Software and Services — 3.0%
Bankrate, Inc.(1)	123,459	1,191,379
Bazaarvoice, Inc.(1)	109,522	470,945
Carbonite, Inc.(1)	118,006	2,395,522
Care.com, Inc.(1)	51,864	648,819
j2 Global, Inc.	24,416	2,048,747
MeetMe, Inc.(1)	138,295	814,557
NIC, Inc.	11,802	238,400
Stamps.com, Inc.(1)	20,636	2,442,271
Web.com Group, Inc.(1)	71,973	1,389,079
XO Group, Inc.(1)	68,925	1,186,199
		12,825,918
IT Services — 1.0%
Convergys Corp.	6,782	143,439
CSG Systems International, Inc.	16,972	641,712
EVERTEC, Inc.	75,778	1,204,870
Hackett Group, Inc. (The)	6,247	121,754
Travelport Worldwide Ltd.	187,339	2,204,980
		4,316,755
Leisure Products — 0.8%
American Outdoor Brands Corp.(1)	96,670	1,915,033
Malibu Boats, Inc.(1)	45,411	1,019,477
MCBC Holdings, Inc.	42,449	686,400
		3,620,910
Life Sciences Tools and Services — 0.6%
Cambrex Corp.(1)	46,701	2,570,890
Machinery — 3.1%
Astec Industries, Inc.	27,240	1,675,124

Barnes Group, Inc.	27,929	1,433,875
Columbus McKinnon Corp.	7,684	190,717
Franklin Electric Co., Inc.	5,738	247,021
Global Brass & Copper Holdings, Inc.	65,176	2,242,054
Hillenbrand, Inc.	11,379	407,937
Mueller Industries, Inc., Class A	16,314	558,428
Supreme Industries, Inc., Class A	75,095	1,521,425
Wabash National Corp.	115,515	2,390,005
Woodward, Inc.	43,074	2,925,586
		13,592,172
Media — 0.9%
Entercom Communications Corp., Class A	83,501	1,194,064
MSG Networks, Inc., Class A(1)	118,799	2,773,957
		3,968,021
Metals and Mining — 2.3%
AK Steel Holding Corp.(1)	333,155	2,395,384
Cliffs Natural Resources, Inc.(1)	245,420	2,014,898
Coeur Mining, Inc.(1)	228,082	1,842,903
Schnitzer Steel Industries, Inc., Class A	56,775	1,172,404
SunCoke Energy, Inc.(1)	24,129	216,196
Worthington Industries, Inc.	51,760	2,333,858
		9,975,643
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ares Commercial Real Estate Corp.	10,620	142,096
MTGE Investment Corp.	7,883	132,040
		274,136
Multiline Retail — 1.0%
Big Lots, Inc.	52,591	2,560,130
Ollie's Bargain Outlet Holdings, Inc.(1)	48,266	1,616,911
		4,177,041
Oil, Gas and Consumable Fuels — 0.8%
Clean Energy Fuels Corp.(1)	534,935	1,364,084
Northern Oil and Gas, Inc.(1)	71,607	186,178
Overseas Shipholding Group, Inc.	47,162	182,046
Renewable Energy Group, Inc.(1)	19,531	204,099
Westmoreland Coal Co.(1)	96,904	1,407,046
		3,343,453
Paper and Forest Products — 0.9%
Louisiana-Pacific Corp.(1)	128,830	3,197,560
Schweitzer-Mauduit International, Inc.	18,709	774,927
		3,972,487
Personal Products — 1.0%
Avon Products, Inc.(1)	185,650	816,860
Medifast, Inc.	49,924	2,215,128
Natural Health Trends Corp.	39,369	1,137,764
		4,169,752
Pharmaceuticals — 2.1%
Aratana Therapeutics, Inc.(1)	95,499	506,145
Depomed, Inc.(1)	29,687	372,572
Horizon Pharma plc(1)	106,157	1,569,001
Innoviva, Inc.(1)	184,740	2,554,954
SciClone Pharmaceuticals, Inc.(1)	145,033	1,421,323

Supernus Pharmaceuticals, Inc.(1)	83,987	2,628,793
		9,052,788
Professional Services — 0.3%
CBIZ, Inc.(1)	11,814	160,080
ICF International, Inc.(1)	27,696	1,143,845
TrueBlue, Inc.(1)	6,901	188,742
		1,492,667
Real Estate Management and Development — 0.6%
Altisource Portfolio Solutions SA(1)	46,050	1,694,640
Forestar Group, Inc.(1)	53,459	729,715
		2,424,355
Road and Rail — 0.2%
YRC Worldwide, Inc.(1)	88,160	970,642
Semiconductors and Semiconductor Equipment — 6.6%
Advanced Energy Industries, Inc.(1)	44,419	3,045,367
Amkor Technology, Inc.(1)	256,065	2,967,793
Cabot Microelectronics Corp.	12,762	977,697
Cirrus Logic, Inc.(1)	54,469	3,305,724
Entegris, Inc.(1)	137,045	3,206,853
Inphi Corp.(1)	32,423	1,582,891
IXYS Corp.	13,459	195,828
MaxLinear, Inc., Class A(1)	67,147	1,883,473
MKS Instruments, Inc.	20,616	1,417,350
Nanometrics, Inc.(1)	57,839	1,761,776
Rudolph Technologies, Inc.(1)	76,260	1,708,224
Semtech Corp.(1)	47,950	1,620,710
Silicon Laboratories, Inc.(1)	43,554	3,203,397
Synaptics, Inc.(1)	29,606	1,465,793
Xperi Corp.	12,520	425,054
		28,767,930
Software — 2.4%
A10 Networks, Inc.(1)	21,317	195,051
Barracuda Networks, Inc.(1)	103,863	2,400,274
Blackbaud, Inc.	12,734	976,316
BroadSoft, Inc.(1)	18,012	724,082
Fair Isaac Corp.	25,241	3,254,827
MicroStrategy, Inc., Class A(1)	9,896	1,858,469
Rubicon Project, Inc. (The)(1)	43,607	256,845
Synchronoss Technologies, Inc.(1)	5,540	135,176
Zix Corp.(1)	104,452	502,414
		10,303,454
Specialty Retail — 3.2%
Aaron's, Inc.	28,928	860,319
American Eagle Outfitters, Inc.	28,669	402,226
Big 5 Sporting Goods Corp.	111,514	1,683,861
Caleres, Inc.	17,646	466,207
Chico's FAS, Inc.	155,229	2,204,252
Children's Place, Inc. (The)	23,374	2,806,049
Finish Line, Inc. (The), Class A	58,478	832,142
Office Depot, Inc.	78,500	366,202
Party City Holdco, Inc.(1)	121,337	1,704,785
Pier 1 Imports, Inc.	327,730	2,346,547

Tailored Brands, Inc.	11,902	177,816
		13,850,406
Technology Hardware, Storage and Peripherals — 0.2%
Electronics For Imaging, Inc.(1)	15,938	778,253
Textiles, Apparel and Luxury Goods — 0.4%
Perry Ellis International, Inc.(1)	80,247	1,723,706
Thrifts and Mortgage Finance — 2.9%
Essent Group Ltd.(1)	89,067	3,221,553
HomeStreet, Inc.(1)	64,631	1,806,436
Nationstar Mortgage Holdings, Inc.(1)	34,296	540,505
NMI Holdings, Inc., Class A(1)	219,832	2,506,085
Radian Group, Inc.	72,431	1,300,861
Walker & Dunlop, Inc.(1)	19,814	826,046
Washington Federal, Inc.	66,466	2,200,025
		12,401,511
Trading Companies and Distributors — 0.7%
Applied Industrial Technologies, Inc.	14,103	872,271
BMC Stock Holdings, Inc.(1)	36,527	825,510
GMS, Inc.(1)	25,420	890,717
Rush Enterprises, Inc., Class A(1)	10,066	332,983
		2,921,481
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	38,105	723,995
TOTAL COMMON STOCKS (Cost $365,799,502)		429,778,513
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $1,996,105), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $1,955,532)		1,955,423
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/46, valued at $3,622,801), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $3,548,065)		3,548,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	86,892	86,892
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,590,315)		5,590,315
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $371,389,817)		435,368,828
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,456,331)
TOTAL NET ASSETS — 100.0%		$433,912,497

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	429,778,513	—	—
Temporary Cash Investments	86,892	5,503,423	—
	429,865,405	5,503,423	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$373,067,230
Gross tax appreciation of investments	$71,374,590
Gross tax depreciation of investments	(9,072,992)
Net tax appreciation (depreciation) of investments	$62,301,598

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
March 31, 2017

Small Company - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 0.9%
Aerojet Rocketdyne Holdings, Inc.(1)	170,360	3,696,812
Ducommun, Inc.(1)	5,705	164,247
Moog, Inc., Class A(1)	37,023	2,493,499
		6,354,558
Airlines — 0.5%
Hawaiian Holdings, Inc.(1)	77,992	3,622,728
Auto Components — 2.4%
American Axle & Manufacturing Holdings, Inc.(1)	35,563	667,873
Cooper Tire & Rubber Co.	75,463	3,346,784
Cooper-Standard Holding, Inc.(1)	35,389	3,925,702
LCI Industries	42,473	4,238,805
Stoneridge, Inc.(1)	218,030	3,955,064
Tenneco, Inc.	2,504	156,300
		16,290,528
Banks — 8.8%
Banc of California, Inc.	177,554	3,675,368
BancFirst Corp.	2,182	196,162
Bank of the Ozarks, Inc.	101,472	5,277,559
Berkshire Hills Bancorp, Inc.	76,626	2,762,367
Camden National Corp.	14,469	637,215
Cathay General Bancorp.	125,395	4,724,883
CenterState Banks, Inc.	69,442	1,798,548
Enterprise Financial Services Corp.	57,616	2,442,918
FCB Financial Holdings, Inc., Class A(1)	49,869	2,471,009
First BanCorp(1)	554,766	3,134,428
First Commonwealth Financial Corp.	263,149	3,489,356
First Financial Bancorp	108,055	2,966,110
First Interstate Bancsystem, Inc.	34,900	1,383,785
Franklin Financial Network, Inc.(1)	73,470	2,846,962
Green Bancorp, Inc.(1)	30,169	537,008
Heartland Financial USA, Inc.	67,027	3,347,998
Heritage Commerce Corp.	42,183	594,780
Home BancShares, Inc.	158,455	4,289,377
Horizon Bancorp	6,108	160,152
IBERIABANK Corp.	21,717	1,717,815
International Bancshares Corp.	42,042	1,488,287
LegacyTexas Financial Group, Inc.	57,420	2,291,058
OFG Bancorp	272,981	3,221,176
Triumph Bancorp, Inc.(1)	11,045	284,961
Umpqua Holdings Corp.	189,174	3,355,947
Valley National Bancorp	11,076	130,697
		59,225,926
Beverages — 0.1%
National Beverage Corp.	11,224	948,765
Biotechnology — 2.4%
AMAG Pharmaceuticals, Inc.(1)	115,390	2,602,045
Applied Genetic Technologies Corp.(1)	33,133	228,618

BioSpecifics Technologies Corp.(1)	17,147	939,656
ChemoCentryx, Inc.(1)	20,716	150,812
Exelixis, Inc.(1)	248,324	5,381,181
FibroGen, Inc.(1)	97,614	2,406,185
Genomic Health, Inc.(1)	71,424	2,249,142
Myriad Genetics, Inc.(1)	28,052	538,598
Retrophin, Inc.(1)	61,205	1,129,844
Seres Therapeutics, Inc.(1)	17,858	201,260
Xencor, Inc.(1)	5,537	132,445
		15,959,786
Building Products — 3.6%
Advanced Drainage Systems, Inc.	30,534	668,695
Apogee Enterprises, Inc.	73,278	4,368,101
Builders FirstSource, Inc.(1)	16,046	239,085
Continental Building Products, Inc.(1)	152,323	3,731,913
Gibraltar Industries, Inc.(1)	23,980	987,976
Masonite International Corp.(1)	57,103	4,525,413
NCI Building Systems, Inc.(1)	145,932	2,502,734
Patrick Industries, Inc.(1)	19,584	1,388,506
Ply Gem Holdings, Inc.(1)	107,113	2,110,126
Universal Forest Products, Inc.	40,011	3,942,684
		24,465,233
Capital Markets — 2.8%
Cohen & Steers, Inc.	79,557	3,179,893
Evercore Partners, Inc., Class A	55,068	4,289,797
GAIN Capital Holdings, Inc.	154,223	1,284,678
Greenhill & Co., Inc.	123,877	3,629,596
Houlihan Lokey, Inc.	93,785	3,230,893
Piper Jaffray Cos.	51,436	3,284,189
		18,899,046
Chemicals — 3.7%
Chemours Co. (The)	98,809	3,804,146
FutureFuel Corp.	131,218	1,860,671
H.B. Fuller Co.	20,382	1,050,896
Innophos Holdings, Inc.	11,118	600,038
KMG Chemicals, Inc.	19,693	907,257
Koppers Holdings, Inc.(1)	89,622	3,795,492
Minerals Technologies, Inc.	59,316	4,543,606
OMNOVA Solutions, Inc.(1)	146,859	1,453,904
Rayonier Advanced Materials, Inc.	121,430	1,633,233
Stepan Co.	11,264	887,716
Tredegar Corp.	10,947	192,120
Trinseo SA	63,737	4,276,753
		25,005,832
Commercial Services and Supplies — 3.3%
ACCO Brands Corp.(1)	243,301	3,199,408
ARC Document Solutions, Inc.(1)	198,200	683,790
Brady Corp., Class A	111,313	4,302,247
Brink's Co. (The)	84,650	4,524,542
Ceco Environmental Corp.	65,749	691,022
Ennis, Inc.	161,081	2,738,377
Knoll, Inc.	32,907	783,516
Quad/Graphics, Inc.	147,267	3,717,019

West Corp.	81,842	1,998,582
		22,638,503
Communications Equipment — 3.5%
Ciena Corp.(1)	176,803	4,174,319
Extreme Networks, Inc.(1)	530,382	3,983,169
Finisar Corp.(1)	151,208	4,134,027
InterDigital, Inc.	51,928	4,481,386
NETGEAR, Inc.(1)	77,696	3,849,837
Plantronics, Inc.	54,374	2,942,177
		23,564,915
Construction and Engineering — 1.9%
Aegion Corp.(1)	68,739	1,574,811
Argan, Inc.	30,782	2,036,229
Dycom Industries, Inc.(1)	39,533	3,674,592
MasTec, Inc.(1)	28,788	1,152,960
Tutor Perini Corp.(1)	141,980	4,514,964
		12,953,556
Consumer Finance — 0.3%
Enova International, Inc.(1)	25,172	373,804
Regional Management Corp.(1)	91,402	1,775,941
World Acceptance Corp.(1)	4,639	240,207
		2,389,952
Containers and Packaging — 0.6%
Greif, Inc., Class A	70,881	3,904,834
Diversified Consumer Services — 1.5%
Capella Education Co.	8,471	720,247
DeVry Education Group, Inc.	142,061	5,036,062
K12, Inc.(1)	59,030	1,130,425
Weight Watchers International, Inc.(1)	198,519	3,090,941
		9,977,675
Diversified Telecommunication Services — 0.4%
Windstream Holdings, Inc.	443,757	2,418,476
Electric Utilities — 1.0%
ALLETE, Inc.	65,618	4,442,995
Spark Energy, Inc., Class A	84,273	2,692,522
		7,135,517
Electrical Equipment — 1.6%
EnerSys	64,532	5,094,156
Generac Holdings, Inc.(1)	75,776	2,824,930
General Cable Corp.	150,836	2,707,506
		10,626,592
Electronic Equipment, Instruments and Components — 2.3%
Control4 Corp.(1)	32,030	505,754
Daktronics, Inc.	35,947	339,699
Knowles Corp.(1)	161,756	3,065,276
Plexus Corp.(1)	33,973	1,963,639
Rogers Corp.(1)	16,292	1,398,994
TTM Technologies, Inc.(1)	237,085	3,824,181
Vishay Intertechnology, Inc.	270,831	4,455,170
		15,552,713
Energy Equipment and Services — 1.4%
Archrock, Inc.	288,607	3,578,727
Exterran Corp.(1)	36,615	1,151,541

McDermott International, Inc.(1)	342,984	2,315,142
Unit Corp.(1)	111,012	2,682,050
		9,727,460
Equity Real Estate Investment Trusts (REITs) — 4.7%
Ashford Hospitality Prime, Inc.	22,950	243,500
CBL & Associates Properties, Inc.	350,278	3,341,652
CoreSite Realty Corp.	16,800	1,512,840
DiamondRock Hospitality Co.	381,370	4,252,275
DuPont Fabros Technology, Inc.	102,631	5,089,471
LaSalle Hotel Properties	164,541	4,763,462
Potlatch Corp.	59,786	2,732,220
Ryman Hospitality Properties, Inc.	51,147	3,162,419
Select Income REIT	53,909	1,390,313
Summit Hotel Properties, Inc.	106,640	1,704,107
Washington Prime Group, Inc.	253,391	2,201,968
Washington Real Estate Investment Trust	46,285	1,447,795
		31,842,022
Food and Staples Retailing — 0.1%
SpartanNash Co.	22,075	772,404
Food Products — 2.9%
AdvancePierre Foods Holdings, Inc.	41,777	1,302,189
Darling Ingredients, Inc.(1)	312,755	4,541,203
Dean Foods Co.	222,893	4,382,076
Fresh Del Monte Produce, Inc.	67,733	4,011,826
John B Sanfilippo & Son, Inc.	6,097	446,239
Omega Protein Corp.	145,321	2,913,686
Sanderson Farms, Inc.	1,651	171,440
Seaboard Corp.	416	1,734,495
		19,503,154
Health Care Equipment and Supplies — 4.6%
Analogic Corp.	19,112	1,450,601
AngioDynamics, Inc.(1)	167,933	2,913,638
Cardiovascular Systems, Inc.(1)	46,223	1,306,955
Cutera, Inc.(1)	14,329	296,610
Glaukos Corp.(1)	77,359	3,968,517
Haemonetics Corp.(1)	25,869	1,049,505
Integra LifeSciences Holdings Corp.(1)	111,944	4,716,201
LeMaitre Vascular, Inc.	109,268	2,691,271
Masimo Corp.(1)	56,399	5,259,771
OraSure Technologies, Inc.(1)	294,609	3,809,294
Orthofix International NV(1)	98,879	3,772,234
		31,234,597
Health Care Providers and Services — 1.8%
Cross Country Healthcare, Inc.(1)	81,301	1,167,482
HealthSouth Corp.	117,617	5,035,184
Tivity Health, Inc.(1)	100,496	2,924,434
WellCare Health Plans, Inc.(1)	23,380	3,278,110
		12,405,210
Health Care Technology — 0.7%
Medidata Solutions, Inc.(1)	87,590	5,053,067
Hotels, Restaurants and Leisure — 2.7%
Boyd Gaming Corp.(1)	175,657	3,866,211
Cheesecake Factory, Inc. (The)	74,026	4,690,287

Churchill Downs, Inc.	27,000	4,288,950
Marcus Corp. (The)	6,428	206,339
Penn National Gaming, Inc.(1)	232,646	4,287,666
Scientific Games Corp., Class A(1)	27,288	645,361
		17,984,814
Household Durables†
Hooker Furniture Corp.	5,851	181,674
Household Products — 0.2%
Central Garden & Pet Co.(1)	32,226	1,194,618
Independent Power and Renewable Electricity Producers — 0.4%
NRG Yield, Inc., Class A	77,885	1,354,420
Ormat Technologies, Inc.	21,891	1,249,538
		2,603,958
Insurance — 1.8%
Ambac Financial Group, Inc.(1)	74,902	1,412,652
Argo Group International Holdings Ltd.	63,109	4,278,790
Genworth Financial, Inc., Class A(1)	106,301	437,960
James River Group Holdings Ltd.	15,607	668,916
National Western Life Group, Inc., Class A	3,520	1,070,643
Primerica, Inc.	47,313	3,889,129
State National Cos., Inc.	12,137	174,773
Third Point Reinsurance Ltd.(1)	14,092	170,513
		12,103,376
Internet and Direct Marketing Retail — 0.3%
Shutterfly, Inc.(1)	36,119	1,744,187
Internet Software and Services — 3.0%
Bankrate, Inc.(1)	193,770	1,869,880
Bazaarvoice, Inc.(1)	169,446	728,618
Carbonite, Inc.(1)	185,935	3,774,480
Care.com, Inc.(1)	78,901	987,052
j2 Global, Inc.	39,057	3,277,273
MeetMe, Inc.(1)	221,431	1,304,229
NIC, Inc.	14,223	287,305
Stamps.com, Inc.(1)	31,885	3,773,590
Web.com Group, Inc.(1)	113,418	2,188,967
XO Group, Inc.(1)	110,216	1,896,817
		20,088,211
IT Services — 1.0%
Convergys Corp.	6,945	146,887
CSG Systems International, Inc.	25,901	979,317
EVERTEC, Inc.	120,186	1,910,957
Hackett Group, Inc. (The)	8,822	171,941
Travelport Worldwide Ltd.	293,926	3,459,509
		6,668,611
Leisure Products — 0.8%
American Outdoor Brands Corp.(1)	147,539	2,922,748
Malibu Boats, Inc.(1)	68,722	1,542,809
MCBC Holdings, Inc.	70,253	1,135,991
		5,601,548
Life Sciences Tools and Services — 0.6%
Cambrex Corp.(1)	73,846	4,065,222
Machinery — 3.2%
Astec Industries, Inc.	41,534	2,554,133

Barnes Group, Inc.	46,470	2,385,770
Columbus McKinnon Corp.	13,497	334,995
Franklin Electric Co., Inc.	8,447	363,643
Global Brass & Copper Holdings, Inc.	99,092	3,408,765
Hillenbrand, Inc.	16,499	591,489
Mueller Industries, Inc., Class A	25,603	876,391
Supreme Industries, Inc., Class A	118,865	2,408,205
Wabash National Corp.	183,224	3,790,905
Woodward, Inc.	68,141	4,628,137
		21,342,433
Media — 0.9%
Entercom Communications Corp., Class A	126,973	1,815,714
MSG Networks, Inc., Class A(1)	185,621	4,334,250
		6,149,964
Metals and Mining — 2.3%
AK Steel Holding Corp.(1)	527,319	3,791,424
Cliffs Natural Resources, Inc.(1)	385,172	3,162,262
Coeur Mining, Inc.(1)	356,700	2,882,136
Schnitzer Steel Industries, Inc., Class A	87,132	1,799,276
SunCoke Energy, Inc.(1)	40,664	364,349
Worthington Industries, Inc.	78,961	3,560,351
		15,559,798
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ares Commercial Real Estate Corp.	14,663	196,191
MTGE Investment Corp.	17,518	293,426
		489,617
Multiline Retail — 1.0%
Big Lots, Inc.	81,828	3,983,387
Ollie's Bargain Outlet Holdings, Inc.(1)	79,223	2,653,971
		6,637,358
Oil, Gas and Consumable Fuels — 0.8%
Clean Energy Fuels Corp.(1)	817,497	2,084,617
Northern Oil and Gas, Inc.(1)	116,766	303,592
Overseas Shipholding Group, Inc.	74,148	286,211
Renewable Energy Group, Inc.(1)	27,920	291,764
Westmoreland Coal Co.(1)	151,633	2,201,711
		5,167,895
Paper and Forest Products — 0.9%
Louisiana-Pacific Corp.(1)	196,034	4,865,564
Schweitzer-Mauduit International, Inc.	27,748	1,149,322
		6,014,886
Personal Products — 0.9%
Avon Products, Inc.(1)	274,772	1,208,997
Medifast, Inc.	75,284	3,340,351
Natural Health Trends Corp.	63,021	1,821,307
		6,370,655
Pharmaceuticals — 2.1%
Aratana Therapeutics, Inc.(1)	149,478	792,233
Depomed, Inc.(1)	44,070	553,078
Horizon Pharma plc(1)	160,602	2,373,698
Innoviva, Inc.(1)	279,901	3,871,031
SciClone Pharmaceuticals, Inc.(1)	238,776	2,340,005

Supernus Pharmaceuticals, Inc.(1)	130,187	4,074,853
		14,004,898
Professional Services — 0.3%
CBIZ, Inc.(1)	18,508	250,783
ICF International, Inc.(1)	42,576	1,758,389
TrueBlue, Inc.(1)	10,765	294,423
		2,303,595
Real Estate Management and Development — 0.6%
Altisource Portfolio Solutions SA(1)	71,632	2,636,057
Forestar Group, Inc.(1)	84,509	1,153,548
		3,789,605
Road and Rail — 0.2%
YRC Worldwide, Inc.(1)	143,344	1,578,217
Semiconductors and Semiconductor Equipment — 6.6%
Advanced Energy Industries, Inc.(1)	69,719	4,779,935
Amkor Technology, Inc.(1)	391,945	4,542,642
Cabot Microelectronics Corp.	18,648	1,428,623
Cirrus Logic, Inc.(1)	83,517	5,068,647
Entegris, Inc.(1)	211,420	4,947,228
Inphi Corp.(1)	50,608	2,470,683
IXYS Corp.	16,504	240,133
MaxLinear, Inc., Class A(1)	103,671	2,907,971
MKS Instruments, Inc.	31,885	2,192,094
Nanometrics, Inc.(1)	90,119	2,745,025
Rudolph Technologies, Inc.(1)	117,940	2,641,856
Semtech Corp.(1)	75,630	2,556,294
Silicon Laboratories, Inc.(1)	68,682	5,051,561
Synaptics, Inc.(1)	45,505	2,252,953
Xperi Corp.	18,232	618,976
		44,444,621
Software — 2.3%
A10 Networks, Inc.(1)	36,598	334,872
Barracuda Networks, Inc.(1)	163,359	3,775,226
Blackbaud, Inc.	19,413	1,488,395
BroadSoft, Inc.(1)	27,678	1,112,656
Fair Isaac Corp.	38,601	4,977,599
MicroStrategy, Inc., Class A(1)	15,362	2,884,983
Rubicon Project, Inc. (The)(1)	61,208	360,515
Synchronoss Technologies, Inc.(1)	8,534	208,230
Zix Corp.(1)	161,236	775,545
		15,918,021
Specialty Retail — 3.2%
Aaron's, Inc.	46,957	1,396,501
American Eagle Outfitters, Inc.	37,727	529,310
Big 5 Sporting Goods Corp.	174,324	2,632,293
Caleres, Inc.	26,970	712,547
Chico's FAS, Inc.	237,351	3,370,384
Children's Place, Inc. (The)	34,958	4,196,708
Finish Line, Inc. (The), Class A	87,458	1,244,527
Office Depot, Inc.	129,277	603,077
Party City Holdco, Inc.(1)	194,016	2,725,925
Pier 1 Imports, Inc.	515,027	3,687,593

Tailored Brands, Inc.	20,207	301,893
		21,400,758
Technology Hardware, Storage and Peripherals — 0.2%
Electronics For Imaging, Inc.(1)	25,137	1,227,440
Textiles, Apparel and Luxury Goods — 0.4%
Perry Ellis International, Inc.(1)	126,871	2,725,189
Thrifts and Mortgage Finance — 2.8%
Essent Group Ltd.(1)	134,323	4,858,463
HomeStreet, Inc.(1)	100,342	2,804,559
Nationstar Mortgage Holdings, Inc.(1)	57,240	902,102
NMI Holdings, Inc., Class A(1)	343,391	3,914,658
Radian Group, Inc.	112,292	2,016,764
Walker & Dunlop, Inc.(1)	30,266	1,261,790
Washington Federal, Inc.	98,993	3,276,668
		19,035,004
Tobacco — 0.6%
Universal Corp.	60,244	4,262,263
Trading Companies and Distributors — 0.7%
Applied Industrial Technologies, Inc.	23,318	1,442,218
BMC Stock Holdings, Inc.(1)	55,715	1,259,159
GMS, Inc.(1)	38,469	1,347,954
Rush Enterprises, Inc., Class A(1)	17,468	577,842
		4,627,173
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	56,316	1,070,004
TOTAL COMMON STOCKS (Cost $583,143,117)		668,828,662
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $2,557,718), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $2,505,730)		2,505,590
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $4,637,364)., at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $4,546,083)		4,546,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,856	3,856
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,055,446)		7,055,446
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $590,198,563)		675,884,108
OTHER ASSETS AND LIABILITIES — 0.1%		408,955
TOTAL NET ASSETS — 100.0%		$676,293,063

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	668,828,662	—	—
Temporary Cash Investments	3,856	7,051,590	—
	668,832,518	7,051,590	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$590,199,047
Gross tax appreciation of investments	$105,615,362
Gross tax depreciation of investments	(19,930,301)
Net tax appreciation (depreciation) of investments	$85,685,061

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
March 31, 2017

Utilities - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Communications Equipment — 0.9%
QUALCOMM, Inc.	88,253	5,060,427
Electric Utilities — 38.4%
ALLETE, Inc.	65,026	4,402,910
American Electric Power Co., Inc.	405,322	27,209,266
Duke Energy Corp.	303,402	24,881,998
Edison International	36,303	2,890,082
Entergy Corp.	270,382	20,538,217
Exelon Corp.	742,996	26,732,996
FirstEnergy Corp.	733,869	23,351,712
Great Plains Energy, Inc.	418,899	12,240,229
Hawaiian Electric Industries, Inc.	462,770	15,414,869
NextEra Energy, Inc.	66,804	8,575,629
OGE Energy Corp.	122,344	4,279,593
Pinnacle West Capital Corp.	45,186	3,767,609
PPL Corp.	729,645	27,281,426
Southern Co. (The)	166,774	8,302,010
Spark Energy, Inc., Class A	356,275	11,382,986
		221,251,532
Gas Utilities — 6.7%
National Fuel Gas Co.	280,503	16,723,589
UGI Corp.	444,200	21,943,480
		38,667,069
Independent Power Producers and Energy Traders — 4.7%
AES Corp. (The)	1,720,670	19,237,091
NRG Yield, Inc., Class A	13,873	241,251
Ormat Technologies, Inc.	137,910	7,871,903
		27,350,245
Integrated Telecommunication Services — 27.0%
AT&T, Inc.	1,568,645	65,177,200
CenturyLink, Inc.	908,148	21,405,048
IDT Corp., Class B	503,118	6,399,661
Verizon Communications, Inc.	1,291,918	62,981,002
		155,962,911
Internet Software and Services — 2.9%
j2 Global, Inc.	200,253	16,803,229
Multi-Utilities — 13.9%
Ameren Corp.	252,500	13,783,975
Black Hills Corp.	2,226	147,962
CenterPoint Energy, Inc.	88,155	2,430,433
Consolidated Edison, Inc.	23,080	1,792,393
Dominion Resources, Inc.	113,165	8,778,209
DTE Energy Co.	74,491	7,606,276
PG&E Corp.	101,512	6,736,336
Public Service Enterprise Group, Inc.	591,348	26,226,284
SCANA Corp.	191,641	12,523,740
		80,025,608

Office Services and Supplies — 2.0%
West Corp.	469,333	11,461,112
Water Utilities — 0.2%
SJW Corp.	22,262	1,073,474
Wireless Telecommunication Services — 2.5%
Spok Holdings, Inc.	184,505	3,505,595
T-Mobile US, Inc.(1)	164,882	10,649,728
		14,155,323
TOTAL COMMON STOCKS (Cost $482,041,264)		571,810,930
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $1,577,139), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $1,545,082)		1,544,996
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/46, valued at $2,861,251), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $2,803,051)		2,803,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,531	2,531
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,350,527)		4,350,527
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $486,391,791)		576,161,457
OTHER ASSETS AND LIABILITIES — 0.1%		373,066
TOTAL NET ASSETS — 100.0%		$576,534,523

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	571,810,930	—	—
Temporary Cash Investments	2,531	4,347,996	—
	571,813,461	4,347,996	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$490,908,161
Gross tax appreciation of investments	$92,656,454
Gross tax depreciation of investments	(7,403,158)
Net tax appreciation (depreciation) of investments	$85,253,296

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 25, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 25, 2017